UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	3	How the fund has done over time.
Management's Discussion	4	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Summary	6	A summary of the fund's investments at period end.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	24
Trustees and Officers	25
Distributions	30
Proxy Voting Results	31

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Investment Grade Bond - Initial Class	4.46%	7.90%	7.60%
Fidelity VIP: Investment Grade Bond - Service ClassA	4.32%	7.77%	7.53%
Fidelity VIP: Investment Grade Bond - Service Class 2B	4.19%	7.58%	7.44%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio

Despite five increases in short-term interest rates by the Federal Reserve Board, the U.S. investment-grade bond market had a positive return for the year ending December 31, 2004. In that time, the Lehman Brothers® Aggregate Bond Index rose 4.34%. While that's roughly half of the benchmark's average annual return of 8.97%, it's better than many market analysts expected heading into 2004 given concerns about the potentially high levels of economic growth and subsequent inflation. However, the economic expansion was more moderate than anticipated, and the Fed reassured investors that rate tightening would be undertaken at a "measured pace." Among the spread sectors, corporate bonds and mortgages fared best fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.24% and 4.70%, respectively. Agencies hurt by the questionable accounting practices of a large government-sponsored enterprise, which held the Lehman Brothers U.S. Agency Index to a 3.33% return. Treasuries - the most interest-rate-sensitive bond category - advanced 3.54% according to the Lehman Brothers U.S. Treasury Index.

For the 12 months ending December 31, 2004, the portfolio's return was roughly in line with the Lehman Brothers Aggregate Bond Index and the 4.22% return of the LipperSM Variable Annuity Intermediate Investment Grade Debt Funds Average. Relative to the peer group average, I believe the portfolio was helped by my approach to managing the fund's interest rate sensitivity, which involved keeping it in line with its index. Adhering to that approach was beneficial in a volatile environment that proved treacherous to those investors trying to time interest rates. My decision to overweight spread products - such as corporate and mortgage securities - and heavily underweight Treasuries relative to the index also worked in our favor given that riskier assets outperformed during the year. In particular, our focus on BBB-rated corporate issues helped the fund's return, as they performed well in response to improving credit conditions and solid demand for high-yielding bonds. Selective investments in foreign corporate bonds denominated in U.S. dollars also generally aided performance. Detracting modestly from the portfolio's returns were a few small positions in the transportation industry. I subsequently trimmed some corporate holdings when I felt their prices reflected fair market value.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Initial Class
Actual	$ 1,000.00	$ 1,044.10	$ 2.88
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.85
Service Class
Actual	$ 1,000.00	$ 1,042.70	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.82	$ 3.35
Service Class 2
Actual	$ 1,000.00	$ 1,042.20	$ 4.16
HypotheticalA	$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.56%
Service Class	.66%
Service Class 2.81%

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification (% of fund's net assets) as of December 31, 2004
U.S.Government and U.S.Government Agency Obligations	53.7%
AAA	6.9%
AA	4.7%
A	9.0%
BBB	13.8%
BB and Below	0.9%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	10.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of December 31, 2004
Years	4.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	8.1
Telecommunication Services	3.6
Utilities	2.8
Energy	2.1
Consumer Discretionary	2.0
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 4,645,000	$ 5,169,959
Automobiles - 0.7%
Ford Motor Co.:
6.625% 10/1/28	690,000	643,596
7.45% 7/16/31	3,310,000	3,328,993
General Motors Corp.:
8.25% 7/15/23	3,580,000	3,729,186
8.375% 7/15/33	3,080,000	3,191,136
		10,892,911
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,000,000	1,209,761
Cox Communications, Inc.:
7.125% 10/1/12	785,000	879,877
7.75% 11/1/10	3,350,000	3,837,405
Liberty Media Corp. 8.25% 2/1/30	1,265,000	1,438,382
News America, Inc. 6.2% 12/15/34 (a)	3,500,000	3,547,310
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,880,257
		12,792,992
TOTAL CONSUMER DISCRETIONARY		28,855,862
CONSUMER STAPLES - 0.4%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	1,870,000	2,103,888
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	955,000	1,034,789
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,749,835
		3,784,624
TOTAL CONSUMER STAPLES		5,888,512
ENERGY - 1.9%
Energy Equipment & Services - 0.3%
Petronas Capital Ltd. 7% 5/22/12 (a)	4,320,000	4,948,685
Oil & Gas - 1.6%
Amerada Hess Corp.:
6.65% 8/15/11	445,000	489,355
7.125% 3/15/33	1,145,000	1,258,998
7.375% 10/1/09	1,010,000	1,128,415
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	5,050,000	5,615,827

	Principal Amount	Value (Note 1)
Enterprise Products Operating LP:
4.625% 10/15/09 (a)	$ 630,000	$ 629,013
5.6% 10/15/14 (a)	445,000	448,947
Kinder Morgan Energy Partners LP 7.125% 3/15/12	1,180,000	1,349,002
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,847,800
7.375% 12/15/14	2,000,000	2,223,000
7.875% 2/1/09 (c)	1,200,000	1,348,200
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	4,370,000	5,163,535
Williams Companies, Inc.:
7.125% 9/1/11	1,055,000	1,152,588
7.5% 1/15/31	505,000	522,675
		25,177,355
TOTAL ENERGY		30,126,040
FINANCIALS - 8.0%
Capital Markets - 1.7%
Credit Suisse First Boston (USA), Inc. 4.625% 1/15/08	3,400,000	3,483,980
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,270,000	3,345,537
5.7% 9/1/12	2,935,000	3,111,156
6.125% 2/15/33	4,225,000	4,389,230
Merrill Lynch & Co., Inc. 4.125% 1/15/09	7,285,000	7,325,119
Morgan Stanley 6.6% 4/1/12	5,695,000	6,351,730
		28,006,752
Commercial Banks - 1.4%
Bank of America Corp. 7.4% 1/15/11	5,680,000	6,579,587
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,589,927
Fleet Financial Group, Inc. 7.125% 4/15/06	980,000	1,025,663
Korea Development Bank 3.875% 3/2/09	3,500,000	3,454,626
PNC Funding Corp. 5.75% 8/1/06	4,440,000	4,604,480
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,524,904
Wachovia Corp. 4.875% 2/15/14	1,455,000	1,450,166
Wells Fargo & Co. 4.2% 1/15/10	1,620,000	1,626,584
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,045,355
		22,901,292
Consumer Finance - 1.2%
Capital One Bank 4.875% 5/15/08	1,295,000	1,329,988
Ford Motor Credit Co. 7% 10/1/13	4,000,000	4,240,528
General Motors Acceptance Corp. 6.875% 9/15/11	1,860,000	1,906,115
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
4.125% 11/16/09	$ 1,295,000	$ 1,288,037
7% 5/15/12	835,000	953,551
Household International, Inc. 8.875% 2/15/08	3,775,000	3,996,151
MBNA Corp.:
6.25% 1/17/07	1,905,000	2,004,504
7.5% 3/15/12	3,005,000	3,471,670
		19,190,544
Diversified Financial Services - 1.1%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,557,865
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	830,000	894,487
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (a)	1,630,000	1,716,555
7.45% 11/24/33 (a)	1,200,000	1,330,066
J.P. Morgan Chase & Co.:
5.75% 1/2/13	3,500,000	3,708,845
6.75% 2/1/11	6,155,000	6,914,570
		17,122,388
Insurance - 0.4%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,505,000	1,510,882
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	3,109,000	3,374,257
Principal Life Global Funding I 6.25% 2/15/12 (a)	1,350,000	1,475,701
		6,360,840
Real Estate - 1.4%
Arden Realty LP 7% 11/15/07	5,000,000	5,448,715
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,376,644
EOP Operating LP:
4.65% 10/1/10	6,570,000	6,600,025
7% 7/15/11	1,725,000	1,945,357
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,131,144
Simon Property Group LP 5.625% 8/15/14 (a)	2,985,000	3,091,293
		22,593,178
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
4% 3/22/11	2,500,000	2,430,650
4.125% 9/15/09	4,500,000	4,479,827
Independence Community Bank Corp. 3.75% 4/1/14 (c)	1,490,000	1,436,253

	Principal Amount	Value (Note 1)
Washington Mutual, Inc.:
4.375% 1/15/08	$ 2,330,000	$ 2,366,332
4.625% 4/1/14	3,000,000	2,868,159
		13,581,221
TOTAL FINANCIALS		129,756,215
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,445,000	2,121,038
7.45% 5/1/34 (a)	840,000	716,100
		2,837,138
Airlines - 0.2%
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,335,000	1,316,850
7.92% 5/18/12	3,700,000	2,849,000
		4,165,850
TOTAL INDUSTRIALS		7,002,988
MATERIALS - 0.5%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	1,155,000	1,153,218
5.5% 10/1/14	540,000	543,182
6.5% 10/1/34	975,000	992,996
		2,689,396
Containers & Packaging - 0.2%
Sealed Air Corp.:
5.625% 7/15/13 (a)	745,000	770,716
6.875% 7/15/33 (a)	1,565,000	1,690,017
		2,460,733
Paper & Forest Products - 0.1%
International Paper Co.:
4.25% 1/15/09	635,000	637,325
5.5% 1/15/14	1,595,000	1,647,654
		2,284,979
TOTAL MATERIALS		7,435,108
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.1%
AT&T Broadband Corp. 8.375% 3/15/13	1,500,000	1,849,644
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,920,000	2,391,441
BellSouth Corp. 5.2% 9/15/14	4,000,000	4,076,888
British Telecommunications PLC 8.875% 12/15/30	3,000,000	4,017,063
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 8.75% 6/15/30	$ 3,250,000	$ 4,291,489
France Telecom SA 9.5% 3/1/31	6,550,000	8,879,128
SBC Communications, Inc. 6.45% 6/15/34	5,400,000	5,785,382
Sprint Capital Corp. 6.875% 11/15/28	2,040,000	2,233,365
Telecom Italia Capital:
4.95% 9/30/14 (a)	1,175,000	1,151,193
5.25% 11/15/13	4,500,000	4,548,308
Telefonica Europe BV 7.75% 9/15/10	1,325,000	1,553,814
Verizon Global Funding Corp.:
7.25% 12/1/10	3,090,000	3,540,173
7.75% 12/1/30	5,000,000	6,216,630
		50,534,518
Wireless Telecommunication Services - 0.3%
America Movil SA de CV:
4.125% 3/1/09	1,585,000	1,561,442
5.5% 3/1/14	1,430,000	1,412,704
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,070,000	1,261,120
		4,235,266
TOTAL TELECOMMUNICATION SERVICES		54,769,784
UTILITIES - 2.8%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,260,000	3,380,985
DTE Energy Co. 7.05% 6/1/11	2,004,000	2,269,227
Duke Capital LLC:
6.25% 2/15/13	805,000	870,029
6.75% 2/15/32	4,610,000	5,016,639
Exelon Corp. 6.75% 5/1/11	2,250,000	2,516,904
FirstEnergy Corp. 6.45% 11/15/11	830,000	901,770
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	1,795,000	1,827,183
5.875% 10/1/12	1,955,000	2,071,598
Monongahela Power Co. 5% 10/1/06	2,260,000	2,300,813
Progress Energy, Inc. 7.1% 3/1/11	4,660,000	5,238,972
		26,394,120

	Principal Amount	Value (Note 1)
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	$ 445,000	$ 502,197
NiSource Finance Corp. 7.875% 11/15/10	5,305,000	6,236,447
		6,738,644
Multi-Utilities & Unregulated Power - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	5,150,000	5,870,228
Dominion Resources, Inc.:
6.25% 6/30/12	4,220,000	4,607,350
8.125% 6/15/10	1,200,000	1,412,438
		11,890,016
TOTAL UTILITIES		45,022,780
TOTAL NONCONVERTIBLE BONDS (Cost $294,867,563)		308,857,289
U.S. Government and Government Agency Obligations - 16.1%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
2.5% 6/15/06	2,185,000	2,165,711
5.5% 3/15/11	13,505,000	14,482,100
Freddie Mac:
3.625% 9/15/08	8,515,000	8,517,929
4% 6/12/13	4,640,000	4,431,604
4.25% 7/15/09	41,820,000	42,546,873
5.75% 1/15/12	7,740,000	8,432,095
5.875% 3/21/11	6,035,000	6,515,682
6.625% 9/15/09	3,000,000	3,355,023
6.75% 3/15/31	2,459,000	2,988,600
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	463,066	487,548
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	851	857
Series 1994-A, 7.12% 4/15/06	1,758	1,805
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	1,545	1,612
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		93,927,439
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Protected Obligations - 4.3%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$ 20,251,600	$ 21,655,764
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	15,112,650	14,965,650
2% 1/15/14	30,989,400	32,074,029
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		68,695,443
U.S. Treasury Obligations - 6.0%
U.S. Treasury Bonds 6.25% 5/15/30	24,015,000	28,711,998
U.S. Treasury Notes:
1.625% 2/28/06	20,000,000	19,728,900
3.125% 5/15/07	14,018,000	14,010,879
3.125% 4/15/09	15,651,000	15,413,793
4% 11/15/12	15,000,000	14,974,800
4.75% 5/15/14	3,685,000	3,840,172
TOTAL U.S. TREASURY OBLIGATIONS		96,680,542
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $254,602,153)		259,303,424
U.S. Government Agency - Mortgage Securities - 33.3%

Fannie Mae - 30.1%
3.827% 12/1/34 (c)	100,000	100,219
3.836% 6/1/33 (c)	238,302	238,486
3.941% 10/1/34 (c)	417,235	420,216
4% 8/1/18 to 10/1/18	1,439,521	1,407,933
4% 1/1/20 (b)	33,309,930	32,487,591
4.021% 12/1/34 (c)	325,000	326,930
4.037% 12/1/34 (c)	198,597	200,249
4.048% 1/1/35 (c)	275,000	276,998
4.072% 12/1/34 (c)	525,000	529,102
4.105% 1/1/35 (c)	598,446	596,164
4.17% 11/1/34 (c)	524,964	527,807
4.324% 12/1/34 (c)	199,996	203,240
4.5% 1/1/20 (b)	26,330,000	26,223,034
4.5% 6/1/33 to 10/1/33	18,353,203	17,771,071
4.549% 8/1/34 (c)	723,295	740,282
5% 10/1/17 to 11/1/34	65,999,326	66,519,368
5% 1/1/20 (b)	3,860,997	3,920,119
5% 1/1/35 (b)	64,364,782	63,801,590
5.5% 4/1/13 to 10/1/34	61,742,085	63,191,945
5.5% 1/1/20 (b)	10,003,044	10,334,395
5.5% 1/1/35 (b)	96,316,299	97,670,738
6% 2/1/13 to 1/1/29	15,920,932	16,693,783
6% 1/1/35 (b)	339,133	350,367

	Principal Amount	Value (Note 1)
6.5% 3/1/13 to 2/1/33	$ 69,066,960	$ 72,831,539
6.5% 1/1/20 (b)	2,075,384	2,199,907
7% 3/1/15 to 8/1/32	1,754,660	1,866,752
7.5% 8/1/08 to 11/1/31	3,253,159	3,489,929
8% 3/1/30	3,319	3,599
8.5% 3/1/25 to 6/1/25	3,449	3,793
TOTAL FANNIE MAE		484,927,146
Freddie Mac - 1.9%
4% 1/1/20 (b)	30,000,000	29,287,500
4.985% 8/1/33 (c)	230,759	237,015
8.5% 3/1/20 to 1/1/28	412,357	453,133
TOTAL FREDDIE MAC		29,977,648
Government National Mortgage Association - 1.3%
6% 8/15/08 to 8/15/29	5,360,302	5,578,488
6.5% 10/15/27 to 9/15/32	2,206,764	2,328,848
7% 1/15/28 to 11/15/32	11,905,702	12,659,575
7.5% 3/15/06 to 10/15/28	881,068	950,911
8% 2/15/17	22,696	24,848
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		21,542,670
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $533,760,458)		536,447,464
Asset-Backed Securities - 2.9%

ACE Securities Corp. Series 2004-HE1:
Class M1, 2.9175% 2/25/34 (c)	650,000	650,110
Class M2, 3.5175% 2/25/34 (c)	725,000	725,257
AmeriCredit Automobile Receivables Trust Series 2003-BX Class A4B, 2.7113% 1/6/10 (c)	1,570,000	1,578,517
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.8475% 4/25/34 (c)	360,000	360,006
Class M2, 2.8975% 4/25/34 (c)	275,000	275,005
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.5175% 1/25/32 (c)	745,000	748,078
Argent Securities, Inc. Series 2004-W5 Class M1, 3.0175% 4/25/34 (c)	1,165,000	1,166,549
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.2025% 7/15/11 (c)	2,230,000	2,270,635
Series 2004-6 Class B, 4.15% 7/16/12	3,005,000	3,001,788
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Chase Manhattan Auto Owner Trust Series 2001-A Class A4, 5.07% 2/15/08	$ 2,725,723	$ 2,737,094
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09 (c)	4,500,000	4,560,055
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.9175% 5/25/34 (c)	1,525,000	1,525,025
Series 2004-3 Class M1, 2.9175% 6/25/34 (c)	425,000	425,437
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	7,000,000	7,247,648
Series 2003-4 Class B1, 2.7325% 5/16/11 (c)	2,620,000	2,633,966
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.9675% 3/25/34 (c)	125,000	125,002
Class M4, 3.3175% 3/25/34 (c)	100,000	100,002
Class M6, 3.6675% 3/25/34 (c)	100,000	100,103
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.9675% 1/25/34 (c)	1,350,000	1,350,023
Class M2, 3.5675% 1/25/34 (c)	1,550,000	1,550,025
GSAMP Trust Series 2004-FM2:
Class M1, 2.9175% 1/25/34 (c)	1,000,000	1,000,017
Class M2, 3.5175% 1/25/34 (c)	400,000	400,006
Class M3, 3.7175% 1/25/34 (c)	400,000	400,006
Home Equity Asset Trust Series 2002-4 Class M2, 4.4675% 3/25/33 (c)	550,000	558,167
MBNA Credit Card Master Note Trust:
Series 2001-A1 Class A1, 5.75% 10/15/08	1,800,000	1,860,648
Series 2003-B3 Class B3, 2.7775% 1/18/11 (c)	1,810,000	1,817,912
Series 2003-B5 Class B5, 2.7725% 2/15/11 (c)	725,000	730,714
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.9175% 7/25/34 (c)	625,000	625,010
Class M2, 2.9675% 7/25/34 (c)	100,000	100,002
Class M3, 3.3675% 7/25/34 (c)	225,000	225,004
Class M4, 3.5175% 7/25/34 (c)	150,000	150,002
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.3175% 5/25/33 (c)	455,000	461,360
Series 2003-NC5 Class M2, 4.4175% 4/25/33 (c)	825,000	840,240
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.4675% 11/25/32 (c)	750,000	757,973

	Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	$ 2,255,000	$ 2,311,306
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.7775% 2/25/34 (c)	430,021	430,028
TOTAL ASSET-BACKED SECURITIES (Cost $45,313,325)		45,798,720
Collateralized Mortgage Obligations - 2.5%

Private Sponsor - 0.4%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 2.7875% 4/25/34 (c)	1,089,516	1,091,124
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	537,160	549,918
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	533,256	547,754
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 3.82% 6/10/35 (a)(c)	1,204,144	1,225,148
Class B4, 4.02% 6/10/35 (a)(c)	1,077,392	1,096,013
Class B5, 4.62% 6/10/35 (a)(c)	736,136	752,033
Class B6, 5.12% 6/10/35 (a)(c)	433,882	444,498
TOTAL PRIVATE SPONSOR		5,706,488
U.S. Government Agency - 2.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17	5,810,000	5,845,071
4.5% 7/25/18	2,455,000	2,435,349
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,665,935
Series 2677 Class LD, 4.5% 3/15/17	8,240,218	8,237,308
Series 2702 Class WB, 5% 4/15/17	2,947,632	3,001,500
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2885 Class PC, 4.5% 3/15/18	$ 2,395,000	$ 2,408,900
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,022,366	1,816,512
TOTAL U.S. GOVERNMENT AGENCY		34,410,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,082,274)		40,117,063
Commercial Mortgage Securities - 5.3%

Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 2.7675% 1/25/35 (a)(c)	1,996,572	1,996,572
Class A2, 2.8175% 1/25/35 (a)(c)	299,486	299,486
Class M1, 2.8975% 1/25/35 (a)(c)	349,400	349,400
Class M2, 3.3975% 1/25/35 (a)(c)	199,657	199,657
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(c)	1,345,000	1,480,952
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,655,220
COMM:
floater:
Series 2002-FL7 Class D, 2.9725% 11/15/14 (a)(c)	735,000	736,981
Series 2003-FL9 Class B, 2.9025% 11/15/15 (a)(c)	1,381,378	1,385,501
Series 2004-LBN2 Class X2, 1.2743% 3/10/39 (a)(c)(e)	4,982,239	212,451
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	2,777,685	2,863,595
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 2.7225% 11/15/14 (a)(c)	2,500,000	2,503,720
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,217,635

	Principal Amount	Value (Note 1)
Series 1999-C1 Class A2, 7.29% 9/15/41	$ 3,500,000	$ 3,929,188
Series 2000-C1 Class A2, 7.545% 4/15/62	1,100,000	1,255,886
Series 2004-C1 Class A3, 4.321% 1/15/37	1,505,000	1,495,934
Series 1997-C2 Class D, 7.27% 1/17/35	1,750,000	1,934,027
Series 1998-C1 Class C, 6.78% 5/17/40	5,000,000	5,477,787
Series 2001-CKN5 Class AX, 1.2221% 9/15/34 (a)(c)(e)	31,167,356	2,067,920
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (a)(c)(e)	24,490,000	979,456
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,120,000	1,231,926
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,439,172
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	500,000	524,151
Class C1, 7.52% 5/15/06 (a)	500,000	524,874
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	3,984,632	4,220,299
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	3,404,715	3,485,457
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,896,043
Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,244,752
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	1,645,000	1,811,739
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,205,018
Series 1998-GLII Class E, 7.1905% 4/13/31 (c)	245,000	257,161
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,292,622
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,531,131
Series 2001-C3 Class A1, 6.058% 6/15/20	5,143,053	5,430,523
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	$ 2,600,000	$ 2,483,609
Class C, 4.13% 11/20/37 (a)	2,600,000	2,372,500
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,468,969
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,662,191
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,390,000	1,479,325
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	2,385,000	2,418,940
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $83,512,571)		86,021,770
Foreign Government and Government Agency Obligations - 1.4%

Chilean Republic:
5.625% 7/23/07	2,300,000	2,407,813
7.125% 1/11/12	3,470,000	3,983,994
Korean Republic 4.875% 9/22/14	1,700,000	1,681,492
State of Israel 4.625% 6/15/13	725,000	692,828
United Mexican States:
5.875% 1/15/14	1,295,000	1,326,728
6.75% 9/27/34	3,835,000	3,787,063
7.5% 4/8/33	8,587,000	9,273,960
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,947,236)		23,153,878
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,938,536
Fixed-Income Funds - 11.8%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $189,752,518)	1,909,521	190,016,425
Cash Equivalents - 23.7%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 2.28%, dated 12/31/04 due 1/3/05 (Cost $381,814,000) (f)	$ 381,886,429	$ 381,814,000
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $1,847,358,646)		1,873,468,569
NET OTHER ASSETS - (16.3)%		(262,052,423)
NET ASSETS - 100%		$ 1,611,416,146
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 1,800,000	5,856
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	700,000	2,277
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,400,000	$ 5,112
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	5,000,000	96,314
TOTAL CREDIT DEFAULT SWAP		8,900,000	109,559
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.524% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	May 2007	12,000,000	17,987
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	90,000,000	(684,270)
TOTAL INTEREST RATE SWAP		102,000,000	(666,283)
Total Return Swap
Receive monthly a return equal to Lehman Brothers for CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	10,000,000	103,426

	Expiration Date	Notional Amount	Value

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America

	Jan. 2005	$ 10,000,000	$ (34,704)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	10,000,000	(11,122)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	10,000,000	133,074
TOTAL TOTAL RETURN SWAP		40,000,000	190,674
		$ 150,900,000	$ (366,050)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to 69,247,712 or 4.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$381,814,000 due 1/3/05 at 2.28%
Banc of America Securities LLC.	$ 58,606,652
Bank of America, National Association	44,231,435
Barclays Capital Inc.	53,837,906
Bear Stearns & Co. Inc.	33,173,577
Countrywide Securities Corporation	5,528,929
Goldman, Sachs & Co.	44,231,435
J.P. Morgan Securities, Inc.	11,057,859
Morgan Stanley & Co. Incorporated.	26,096,547
UBS Securities LLC	66,347,154
Wachovia Capital Markets, LLC	27,644,647
WestLB AG	11,057,859
$ 381,814,000
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $24,301,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $17,470,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

December 31, 2004
Assets
Investment in securities, at value (including repurchase agreements of $381,814,000) (cost $1,847,358,646) - See accompanying schedule		$ 1,873,468,569
Receivable for investments sold		738,404
Receivable for fund shares sold		1,404,617
Interest receivable		10,894,032
Prepaid expenses		6,062
Total assets		1,886,511,684

Liabilities
Payable to custodian bank	$ 3,700
Payable for investments purchased Regular delivery	4,411,984
Delayed delivery	268,030,904
Payable for fund shares redeemed	1,321,796
Swap agreements, at value	366,050
Accrued management fee	569,169
Distribution fees payable	42,089
Other affiliated payables	141,569
Other payables and accrued expenses	208,277
Total liabilities		275,095,538

Net Assets		$ 1,611,416,146
Net Assets consist of:
Paid in capital		$ 1,492,685,250
Undistributed net investment income		59,329,661
Accumulated undistributed net realized gain (loss) on investments		33,657,362
Net unrealized appreciation (depreciation) on investments		25,743,873
Net Assets		$ 1,611,416,146

Initial Class: Net Asset Value, offering price and redemption price per share ($1,374,971,627 ÷ 103,761,799 shares)		$ 13.25

Service Class: Net Asset Value, offering price and redemption price per share ($50,142,834 ÷ 3,803,176 shares)		$ 13.18

Service Class 2: Net Asset Value, offering price and redemption price per share ($186,301,685 ÷ 14,241,911 shares)		$ 13.08

Statement of Operations

Year ended December 31, 2004
Investment Income
Interest		$ 66,998,813
Security lending		45,551
Total income		67,044,364

Expenses
Management fee	$ 6,787,838
Transfer agent fees	1,083,006
Distribution fees	402,351
Accounting and security lending fees	621,799
Non-interested trustees' compensation	8,868
Custodian fees and expenses	80,161
Audit	53,510
Legal	3,436
Miscellaneous	243,840
Total expenses before reductions	9,284,809
Expense reductions	(3,322)	9,281,487
Net investment income		57,762,877
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	34,123,429
Swap agreements	3,049,746
Total net realized gain (loss)		37,173,175
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,733,829)
Swap agreements	(947,280)
Delayed delivery commitments	(6,281)
Total change in net unrealized appreciation (depreciation)		(26,687,390)
Net gain (loss)		10,485,785
Net increase (decrease) in net assets resulting from operations		$ 68,248,662

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,762,877	$ 67,814,156
Net realized gain (loss)	37,173,175	46,329,913
Change in net unrealized appreciation (depreciation)	(26,687,390)	(17,351,198)
Net increase (decrease) in net assets resulting from operations	68,248,662	96,792,871
Distributions to shareholders from net investment income	(66,752,508)	(82,217,412)
Distributions to shareholders from net realized gain	(48,129,691)	(28,967,100)
Total distributions	(114,882,199)	(111,184,512)
Share transactions - net increase (decrease)	(4,083,226)	(361,117,397)
Total increase (decrease) in net assets	(50,716,763)	(375,509,038)

Net Assets
Beginning of period	1,662,132,909	2,037,641,947
End of period (including undistributed net investment income of $59,329,661 and undistributed net investment income of $68,804,726, respectively)	$ 1,611,416,146	$ 1,662,132,909
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	8,574,911	3,638,367	8,102,610
Reinvested	8,127,198	133,843	666,249
Redeemed	(24,926,667)	(1,314,273)	(3,077,343)
Net increase (decrease)	(8,224,558)	2,457,937	5,691,516

Dollars Sold	$ 111,904,360	$ 47,309,999	$ 104,259,091
Reinvested	104,678,315	1,715,870	8,488,014
Redeemed	(325,781,316)	(17,025,100)	(39,632,459)
Net increase (decrease)	$ (109,198,641)	$ 32,000,769	$ 73,114,646
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	23,978,195	1,752,061	7,214,822
Reinvested	8,213,993	2,020	300,111
Redeemed	(63,630,168)	(480,248)	(4,242,792)
Net increase (decrease)	(31,437,980)	1,273,833	3,272,141

Dollars Sold	$ 320,978,012	$ 23,516,680	$ 95,735,008
Reinvested	107,274,755	26,323	3,883,434
Redeemed	(849,723,435)	(6,448,689)	(56,359,485)
Net increase (decrease)	$ (421,470,668)	$ 17,094,314	$ 43,258,957
Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 60,884,326	$ 1,005,257	$ 4,862,925
From net realized gain	43,793,989	710,613	3,625,089
Total	$ 104,678,315	$ 1,715,870	$ 8,488,014
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 79,353,928	$ 19,279	$ 2,844,205
From net realized gain	27,920,827	7,044	1,039,229
Total	$ 107,274,755	$ 26,323	$ 3,883,434

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.65	$ 13.70	$ 12.92	$ 12.59	$ 12.16
Income from Investment Operations
Net investment income C	.476	.467	.610	.685 E	.771
Net realized and unrealized gain (loss)	.104	.213	.680	.335 E	.499
Total from investment operations	.580	.680	1.290	1.020	1.270
Distributions from net investment income	(.570)	(.540)	(.510)	(.690)	(.840)
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.980)	(.730)	(.510)	(.690)	(.840)
Net asset value, end of period	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59
Total Return A, B	4.46%	5.20%	10.34%	8.46%	11.22%
Ratios to Average Net Assets D
Expenses before expense reductions	.56%	.54%	.54%	.54%	.54%
Expenses net of voluntary waivers, if any	.56%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.56%	.54%	.53%	.54%	.54%
Net investment income	3.65%	3.48%	4.71%	5.47% E	6.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,374,972	$ 1,528,417	$ 1,965,036	$ 1,445,925	$ 739,911
Portfolio turnover rate	170%	218%	192%	278%	154%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 13.66	$ 12.89	$ 12.58	$ 11.80
Income from Investment Operations
Net investment income E	.456	.448	.591	.674 H	.377
Net realized and unrealized gain (loss)	.104	.212	.679	.326 H	.403
Total from investment operations	.560	.660	1.270	1.000	.780
Distributions from net investment income	(.580)	(.520)	(.500)	(.690)	-
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.990)	(.710)	(.500)	(.690)	-
Net asset value, end of period	$ 13.18	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Total Return B, C, D	4.32%	5.06%	10.20%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.66%	.64%	.64%	.64%	.64% A
Expenses net of voluntary waivers, if any	.66%	.64%	.64%	.64%	.64% A
Expenses net of all reductions	.66%	.64%	.64%	.64%	.64% A
Net investment income	3.54%	3.38%	4.60%	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,143	$ 18,305	$ 975	$ 115	$ 107
Portfolio turnover rate	170%	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.57	$ 12.82	$ 12.54	$ 12.06
Income from Investment Operations
Net investment income E	.435	.427	.571	.643 H	.686
Net realized and unrealized gain (loss)	.105	.213	.679	.327 H	.634
Total from investment operations	.540	.640	1.250	.970	1.320
Distributions from net investment income	(.550)	(.520)	(.500)	(.690)	(.840)
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.960)	(.710)	(.500)	(.690)	(.840)
Net asset value, end of period	$ 13.08	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Total Return B, C, D	4.19%	4.94%	10.09%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81%	.79%	.79%	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81%	.79%	.79%	.82%	1.05% A
Expenses net of all reductions	.81%	.79%	.79%	.82%	1.05% A
Net investment income	3.39%	3.23%	4.45%	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,302	$ 115,411	$ 71,631	$ 18,225	$ 229
Portfolio turnover rate	170%	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Investment Grade Bond Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Investment Grade Bond Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 30,842,152
Unrealized depreciation	(5,060,033)
Net unrealized appreciation (depreciation)	25,782,119
Undistributed ordinary income	68,789,164
Undistributed long-term capital gain	24,161,221

Cost for federal income tax purposes	$ 1,847,686,450

Investment Grade Bond Portfolio

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 97,273,775	$ 101,912,282
Long-term Capital Gains	17,608,424	9,272,230
Total	$ 114,882,199	$ 111,184,512

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continue

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $221,392,385 and $326,031,847, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 36,362
Service Class 2	365,989
$ 402,351

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 952,891
Service Class	25,231
Service Class 2	104,884
$ 1,083,006

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,767,633 for the period.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,322.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 45% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Shareholders of Investment Grade Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of Investment Grade Bond Portfolio (the Fund), a fund of Variable Insurance Products Fund II, including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Investment Grade Bond Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2005

Investment Grade Bond Portfolio

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1988

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Investment Grade Bond (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Investment Grade Bond Portfolio

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 1997

Vice President of VIP Investment Grade Bond. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of VIP Investment Grade Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Investment Grade Bond Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Ford E. O'Neil (42)

Year of Election or Appointment: 2001

Vice President of VIP Investment Grade Bond. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Investment Grade Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of VIP Investment Grade Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Investment Grade Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Investment Grade Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Investment Grade Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Investment Grade Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Investment Grade Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1988 Assistant Treasurer of VIP Investment Grade Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of VIP Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of VIP Investment Grade Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Investment Grade Bond. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income.

Fund	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	02/11/05	02/11/05	$0.480	$0.29
Service Class	02/11/05	02/11/05	$0.475	$0.29
Service Class 2	02/11/05	02/11/05	$0.460	$0.29

A total of 7.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Investment Grade Bond Portfolio

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	10,633,156,497.88	78.949
Against	2,079,333,933.24	15.439
Abstain	755,879,753.86	5.612
TOTAL	13,468,370,184.98	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	12,653,134,619.02	93.947
Withheld	815,235,565.96	6.053
TOTAL	13,468,370,184.98	100.000
Ralph F. Cox
Affirmative	12,621,475,328.63	93.712
Withheld	846,894,856.35	6.288
TOTAL	13,468,370,184.98	100.000
Laura B. Cronin
Affirmative	12,672,564,623.97	94.091
Withheld	795,805,561.01	5.909
TOTAL	13,468,370,184.98	100.000
Dennis J. Dirks B
Affirmative	12,675,603,318.12	94.114
Withheld	792,766,866.86	5.886
TOTAL	13,468,370,184.98	100.000
Robert M. Gates
Affirmative	12,659,421,698.29	93.994
Withheld	808,948,486.69	6.006
TOTAL	13,468,370,184.98	100.000
George H. Heilmeier
Affirmative	12,643,445,665.25	93.875
Withheld	824,924,519.73	6.125
TOTAL	13,468,370,184.98	100.000
Abigail P. Johnson
Affirmative	12,656,994,867.39	93.976
Withheld	811,375,317.59	6.024
TOTAL	13,468,370,184.98	100.000
Edward C. Johnson 3d
Affirmative	12,611,555,734.60	93.638
Withheld	856,814,450.38	6.362
TOTAL	13,468,370,184.98	100.000
Donald J. Kirk
Affirmative	12,632,695,111.23	93.795
Withheld	835,675,073.75	6.205
TOTAL	13,468,370,184.98	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	12,674,914,386.54	94.109
Withheld	793,455,798.44	5.891
TOTAL	13,468,370,184.98	100.000
Ned C. Lautenbach
Affirmative	12,679,654,480.45	94.144
Withheld	788,715,704.53	5.856
TOTAL	13,468,370,184.98	100.000
Marvin L. Mann
Affirmative	12,631,864,234.33	93.789
Withheld	836,505,950.65	6.211
TOTAL	13,468,370,184.98	100.000
William O. McCoy
Affirmative	12,627,373,668.93	93.756
Withheld	840,996,516.05	6.244
TOTAL	13,468,370,184.98	100.000
Robert L. Reynolds
Affirmative	12,676,011,492.18	94.117
Withheld	792,358,692.80	5.883
TOTAL	13,468,370,184.98	100.000
Cornelia M. Small B
Affirmative	12,673,927,441.76	94.101
Withheld	794,442,743.22	5.899
TOTAL	13,468,370,184.98	100.000
William S. Stavropoulos
Affirmative	12,650,527,834.35	93.928
Withheld	817,842,350.63	6.072
TOTAL	13,468,370,184.98	100.000
PROPOSAL 3
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	1,129,407,300.23	81.883
Against	142,181,660.75	10.309
Abstain	107,701,200.55	7.808
TOTAL	1,379,290,161.53	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPIGB-ANN-0205
1.540025.107

Fidelity® Variable Insurance Products

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	4	An example of shareholder expenses
Asset Manager: Growth Portfolio	7 8 9 10 20	Performance Management's Discussion Investment Summary Investments Financial Statements
Balanced Portfolio	24 25 26 27 41	Performance Management's Discussion Investment Summary Investments Financial Statements
Growth & Income Portfolio	45 46 47 48 50	Performance Management's Discussion Investment Summary Investments Financial Statements
Growth Opportunities Portfolio	54 55 56 57 60	Performance Management's Discussion Investment Summary Investments Financial Statements
Investment Grade Bond Portfolio	64 65 66 67 76	Performance Management's Discussion Investment Summary Investments Financial Statements
Mid Cap Portfolio	80 81 82 83 95	Performance Management's Discussion Investment Summary Investments Financial Statements
Money Market Portfolio	99 100 101 105	Performance Investment Summary Investments Financial Statements
Notes to Financial Statements	109	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	116
Central Investment Portfolio Top Fifty Holdings	120	Top Fifty holdings of each Fidelity Central Investment Portfolio held by certain funds
Trustees and Officers	122
Distributions	128
Proxy Voting Results	129

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-5429 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Asset Manager: Growth
Initial Class
Actual	$ 1,000.00	$ 1,045.00	$ 3.91
Hypothetical A	$ 1,000.00	$ 1,021.32	$ 3.86
Service Class
Actual	$ 1,000.00	$ 1,044.40	$ 4.57
Hypothetical A	$ 1,000.00	$ 1,020.66	$ 4.52
Service Class 2
Actual	$ 1,000.00	$ 1,043.00	$ 5.44
Hypothetical A	$ 1,000.00	$ 1,019.81	$ 5.38
Balanced
Initial Class
Actual	$ 1,000.00	$ 1,055.10	$ 2.94
Hypothetical A	$ 1,000.00	$ 1,022.27	$ 2.90
Service Class
Actual	$ 1,000.00	$ 1,054.70	$ 3.51
Hypothetical A	$ 1,000.00	$ 1,021.72	$ 3.46
Service Class 2
Actual	$ 1,000.00	$ 1,052.60	$ 4.28
Hypothetical A	$ 1,000.00	$ 1,020.96	$ 4.22
Growth & Income
Initial Class
Actual	$ 1,000.00	$ 1,058.60	$ 3.21
Hypothetical A	$ 1,000.00	$ 1,022.02	$ 3.15
Service Class
Actual	$ 1,000.00	$ 1,059.00	$ 3.73
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66
Service Class 2
Actual	$ 1,000.00	$ 1,057.90	$ 4.50
Hypothetical A	$ 1,000.00	$ 1,020.76	$ 4.42
	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Growth Opportunities
Initial Class
Actual	$ 1,000.00	$ 1,056.50	$ 3.83
Hypothetical A	$ 1,000.00	$ 1,021.42	$ 3.76
Service Class
Actual	$ 1,000.00	$ 1,055.90	$ 4.34
Hypothetical A	$ 1,000.00	$ 1,020.91	$ 4.27
Service Class 2
Actual	$ 1,000.00	$ 1,054.90	$ 5.17
Hypothetical A	$ 1,000.00	$ 1,020.11	$ 5.08
Investment Grade Bond
Initial Class
Actual	$ 1,000.00	$ 1,044.10	$ 2.88
Hypothetical A	$ 1,000.00	$ 1,022.32	$ 2.85
Service Class
Actual	$ 1,000.00	$ 1,042.70	$ 3.39
Hypothetical A	$ 1,000.00	$ 1,021.82	$ 3.35
Service Class 2
Actual	$ 1,000.00	$ 1,042.20	$ 4.16
Hypothetical A	$ 1,000.00	$ 1,021.06	$ 4.12
Mid Cap
Initial Class
Actual	$ 1,000.00	$ 1,176.60	$ 3.94
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.66
Service Class
Actual	$ 1,000.00	$ 1,175.50	$ 4.48
Hypothetical A	$ 1,000.00	$ 1,021.01	$ 4.17
Service Class 2
Actual	$ 1,000.00	$ 1,175.00	$ 5.30
Hypothetical A	$ 1,000.00	$ 1,020.26	$ 4.93
Money Market
Initial Class
Actual	$ 1,000.00	$ 1,007.40	$ 1.46
Hypothetical A	$ 1,000.00	$ 1,023.68	$ 1.48
Service Class
Actual	$ 1,000.00	$ 1,006.80	$ 2.02
Hypothetical A	$ 1,000.00	$ 1,023.13	$ 2.03
Service Class 2
Actual	$ 1,000.00	$ 1,006.10	$ 2.77
Hypothetical A	$ 1,000.00	$ 1,022.37	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Asset Manager: Growth
Initial Class	.76%
Service Class	.89%
Service Class 2	1.06%
Balanced
Initial Class	.57%
Service Class	.68%
Service Class 2.83%
Annualized Expense Ratio
Growth & Income
Initial Class	.62%
Service Class	.72%
Service Class 2.87%
Growth Opportunities
Initial Class	.74%
Service Class	.84%
Service Class 2	1.00%
Investment Grade Bond
Initial Class	.56%
Service Class	.66%
Service Class 2.81%
Mid Cap
Initial Class	.72%
Service Class	.82%
Service Class 2.97%
Money Market
Initial Class	.29%
Service Class	.40%
Service Class 2.55%

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Life of fund A
Fidelity VIP: Asset Mgr: Growth - Initial Class	5.98%	-2.19%	8.40%
Fidelity VIP: Asset Mgr: Growth - Service Class B	5.85%	-2.30%	8.28%
Fidelity VIP: Asset Mgr: Growth - Service Class 2 C	5.63%	-2.48%	8.19%

A From January 3, 1995

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class on January 3, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Management's Discussion of Fund Performance

Comments from Richard Habermann and Ford O'Neil, Co-Managers of Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio

Equity and fixed-income benchmarks finished the year ending December 31, 2004, with positive returns. In the equity markets, small-cap stocks outperformed large-caps for the sixth consecutive year, as the Russell 2000® Index was up 18.33% compared to 10.88% for the larger-cap Standard & Poor's 500SM Index. Meanwhile, value stocks topped growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Elsewhere the tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter, and the Dow Jones Industrial AverageSM gained 5.37%. Despite five increases in short-term interest rates, the Lehman Brothers® Aggregate Bond Index rose 4.34% in 2004. While that's roughly half of the benchmark's historical average annual return, it's better than many analysts' expectations at the beginning of the period, given concerns about the potentially high levels of economic growth and subsequent inflation at the start of the year. However, economic expansion was more moderate than anticipated, and the Fed reassured investors that rate tightening would be undertaken at a measured pace.

During the past year, the fund trailed both the Fidelity Asset Manager: Growth Composite Index and the LipperSM Variable Annuity Flexible Portfolio Funds Average, which returned 8.79% and 8.25%, respectively. Disappointing stock selection was simply too much to overcome even in the face of favorable asset allocation and solid results within the fixed-income subportfolio. In an environment that favored riskier assets, the fund was rewarded relative to the index for overweighting stocks and high-yield bonds, both of which outperformed investment-grade debt. The fund's domestic equity investments trailed the S&P 500® by more than four percentage points, largely due to one major holding in media - radio broadcaster Clear Channel Communications - that stumbled badly. Unfavorable stock selection in financials and health care also hurt, led by insurance giant American International Group and large-cap pharmaceutical company Pfizer, respectively. Conversely, underweighting weak technology stocks helped, as did overweighting retailers Home Depot and pharmacy chain CVS, and energy holdings such as Diamond Offshore Drilling. In fixed income, our high-yield and investment-grade holdings easily beat the Lehman Brothers Aggregate Bond Index. The strategic cash portion of the fund topped its benchmark as well, though overweighting it curbed the fund's gains in a rising bond market.

The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
American International Group, Inc.	3.6
Home Depot, Inc.	3.6
Cardinal Health, Inc.	3.5
Microsoft Corp.	3.3
Fannie Mae	2.9
16.9
Top Five Market Sectors as of December 31, 2004
(stocks only)	% of fund's net assets
Financials	18.9
Health Care	12.4
Information Technology	11.1
Consumer Discretionary	8.3
Industrials	5.9
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stock class and Equity Futures	75.7%
Bond class	14.4%
Short-term class	9.9%

* Foreign investments	10.5%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 72.3%
	Shares		Value (Note 1)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	5,700		$ 144,406
Exide Technologies warrants 3/18/06 (a)	5		0
			144,406
Automobiles - 0.1%
Honda Motor Co. Ltd.	4,300		224,116
Distributors - 0.0%
Li & Fung Ltd.	80,000		134,829
Hotels, Restaurants & Leisure - 0.4%
Enterprise Inns PLC	10,300		157,141
Kerzner International Ltd. (a)	2,900		174,145
McDonald's Corp.	27,200		872,032
			1,203,318
Household Durables - 0.2%
Techtronic Industries Co. Ltd.	188,500		411,058
Thomson SA	9,800		258,572
			669,630
Leisure Equipment & Products - 0.1%
Aruze Corp.	2,000		50,962
Fuji Photo Film Co. Ltd.	8,100		299,538
			350,500
Media - 3.4%
Antena 3 Television SA (a)	1,100		79,311
Clear Channel Communications, Inc.	246,700		8,261,983
Dow Jones & Co., Inc.	2,920		125,735
News Corp. Class A	76,400		1,425,624
SKY Perfect Communications, Inc.	99		107,283
Taylor Nelson Sofres PLC	34,500		149,628
Time Warner, Inc. (a)	33,100		643,464
Tv Asahi Corp.	71		144,177
			10,937,205
Specialty Retail - 3.9%
Fast Retailing Co. Ltd.	2,300		175,144
Hennes & Mauritz AB (H&M) (B Shares)	7,750		269,964
Home Depot, Inc.	265,700		11,356,018
Ross Stores, Inc.	4,300		124,141
Staples, Inc.	4,800		161,808
TJX Companies, Inc.	15,700		394,541
			12,481,616
Textiles, Apparel & Luxury Goods - 0.1%
The Swatch Group AG (Reg.)	11,296		335,078
TOTAL CONSUMER DISCRETIONARY			26,480,698

	Shares		Value (Note 1)
CONSUMER STAPLES - 5.5%
Beverages - 0.5%
PepsiCo, Inc.	19,100		$ 997,020
Pernod-Ricard	3,500		535,091
			1,532,111
Food & Staples Retailing - 2.9%
CVS Corp.	106,600		4,804,462
Safeway, Inc. (a)	90,200		1,780,548
Wal-Mart Stores, Inc.	52,800		2,788,896
			9,373,906
Food Products - 0.0%
People's Food Holdings Ltd.	201,000		184,731
Household Products - 0.3%
Colgate-Palmolive Co.	9,400		480,904
Kimberly-Clark Corp.	1,000		65,810
Procter & Gamble Co.	6,300		347,004
			893,718
Personal Products - 0.8%
Alberto-Culver Co.	46,500		2,258,505
Estee Lauder Companies, Inc. Class A	3,600		164,772
			2,423,277
Tobacco - 1.0%
Altria Group, Inc.	50,600		3,091,660
TOTAL CONSUMER STAPLES			17,499,403
ENERGY - 3.4%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc. (d)	47,400		1,898,370
ENSCO International, Inc.	33,600		1,066,464
GlobalSantaFe Corp.	47,900		1,585,969
Nabors Industries Ltd. (a)	4,800		246,192
Technip-Coflexip SA	1,300		239,838
Transocean, Inc. (a)	44,900		1,903,311
			6,940,144
Oil & Gas - 1.2%
Canadian Natural Resources Ltd.	7,300		311,771
ChevronTexaco Corp.	6,000		315,060
ConocoPhillips	18,600		1,615,038
EnCana Corp.	6,800		387,600
ENI Spa	12,600		317,117
Exxon Mobil Corp.	6,200		317,812
Total SA Series B	2,370		520,642
			3,785,040
TOTAL ENERGY			10,725,184
FINANCIALS - 18.9%
Capital Markets - 2.8%
Credit Suisse Group (Reg.)	9,448		398,611
Goldman Sachs Group, Inc.	17,500		1,820,700
Common Stocks - continued
	Shares		Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
JAFCO Co. Ltd.	3,500		$ 237,821
Julius Baer Holding AG (Bearer)	455		136,666
Lehman Brothers Holdings, Inc.	6,900		603,612
Man Group PLC	8,000		225,987
Matsui Securities Co. Ltd.	3,500		121,986
Merrill Lynch & Co., Inc.	39,800		2,378,846
Morgan Stanley	38,900		2,159,728
Nomura Holdings, Inc.	17,000		247,520
UBS AG (Reg.)	8,509		713,395
			9,044,872
Commercial Banks - 3.7%
Banca Intesa Spa	57,800		277,566
Bank of America Corp.	126,228		5,931,454
HSBC Holdings PLC (United Kingdom) (Reg.)	20,900		355,885
Mitsui Trust Holdings, Inc.	15,000		149,956
Mizuho Financial Group, Inc.	76		382,857
North Fork Bancorp, Inc., New York	11,670		336,680
Societe Generale Series A	4,000		403,981
Sumitomo Mitsui Financial Group, Inc.	63		458,215
Synovus Financial Corp.	22,800		651,624
Wachovia Corp.	39,340		2,069,289
Wells Fargo & Co.	10,500		652,575
			11,670,082
Consumer Finance - 0.4%
MBNA Corp.	41,200		1,161,428
SFCG Co. Ltd.	810		204,813
			1,366,241
Diversified Financial Services - 2.1%
Citigroup, Inc.	98,200		4,731,276
ING Groep NV (Certificaten Van Aandelen)	9,900		299,475
J.P. Morgan Chase & Co.	41,380		1,614,234
			6,644,985
Insurance - 6.2%
ACE Ltd.	17,100		731,025
AFLAC, Inc.	4,800		191,232
Allianz AG (Reg.)	1,500		199,350
AMBAC Financial Group, Inc.	14,100		1,158,033
American International Group, Inc.	175,500		11,525,083
Hartford Financial Services Group, Inc.	39,800		2,758,538
MBIA, Inc.	14,500		917,560
MetLife, Inc.	29,400		1,190,994
PartnerRe Ltd.	5,500		340,670
Prudential Financial, Inc.	11,000		604,560
			19,617,045
Thrifts & Mortgage Finance - 3.7%
Fannie Mae	128,300		9,136,243
MGIC Investment Corp.	19,000		1,309,290

	Shares		Value (Note 1)
New York Community Bancorp, Inc.	29,733		$ 611,608
Sovereign Bancorp, Inc.	300		6,765
Washington Mutual, Inc.	19,500		824,460
			11,888,366
TOTAL FINANCIALS			60,231,591
HEALTH CARE - 12.4%
Biotechnology - 0.5%
Actelion Ltd. (Reg.) (a)	6,153		630,717
CSL Ltd.	21,942		502,147
Global Bio-Chem Technology Group Co. Ltd.	222,000		145,662
QIAGEN NV (a)	15,600		170,820
			1,449,346
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	21,700		749,518
Medtronic, Inc.	6,100		302,987
Thermo Electron Corp. (a)	300		9,057
			1,061,562
Health Care Providers & Services - 3.7%
Cardinal Health, Inc.	193,050		11,225,858
Henry Schein, Inc. (a)	4,200		292,488
Service Corp. International (SCI) (a)	15,898		118,440
UnitedHealth Group, Inc.	2,500		220,075
			11,856,861
Pharmaceuticals - 7.9%
Barr Pharmaceuticals, Inc. (a)	3,300		150,282
Johnson & Johnson	59,900		3,798,858
Merck & Co., Inc.	34,300		1,102,402
Novartis AG (Reg.)	7,274		367,628
Novo Nordisk AS Series B	9,000		490,826
Pfizer, Inc.	322,100		8,661,269
Roche Holding AG (participation certificate)	3,412		389,874
Schering-Plough Corp.	56,553		1,180,827
Shire Pharmaceuticals Group PLC	21,300		226,845
Wyeth	207,100		8,820,389
			25,189,200
TOTAL HEALTH CARE			39,556,969
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.8%
BAE Systems PLC	25,300		111,912
Lockheed Martin Corp.	12,600		699,930
Northrop Grumman Corp.	9,400		510,984
United Technologies Corp.	10,200		1,054,170
			2,376,996
Air Freight & Logistics - 0.0%
Ryder System, Inc.	2,500		119,425
Common Stocks - continued
	Shares		Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.1%
British Airways PLC (a)	56,300		$ 253,900
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	9,900		262,449
Capita Group PLC	22,600		158,628
ChoicePoint, Inc. (a)	14,300		657,657
			1,078,734
Electrical Equipment - 0.2%
ABB Ltd. (Reg.) (a)	57,603		321,014
Johnson Electric Holdings Ltd.	161,000		156,385
			477,399
Industrial Conglomerates - 3.7%
General Electric Co.	212,980		7,773,770
Siemens AG (Reg.)	5,800		491,086
Tyco International Ltd.	97,900		3,498,946
			11,763,802
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	20,600		1,654,180
Invensys PLC (a)	646,100		192,184
Weichai Power Co. Ltd. (H Shares)	21,000		58,222
			1,904,586
Marine - 0.0%
Alexander & Baldwin, Inc.	1,300		55,146
Road & Rail - 0.2%
CSX Corp.	6,700		268,536
Union Pacific Corp.	3,800		255,550
			524,086
Transportation Infrastructure - 0.0%
China Merchants Holdings International Co. Ltd.	74,000		139,474
TOTAL INDUSTRIALS			18,693,548
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.1%
Alcatel SA (RFD) (a)	60,200		940,926
Cisco Systems, Inc. (a)	189,402		3,655,459
Comverse Technology, Inc. (a)	20,900		511,005
Lucent Technologies, Inc. warrants 12/10/07 (a)	13,478		21,295
Motorola, Inc.	86,220		1,482,984
			6,611,669
Computers & Peripherals - 1.7%
ASUSTeK Computer, Inc.	47,000		124,929
Dell, Inc. (a)	75,500		3,181,570
Diebold, Inc.	6,600		367,818
Hewlett-Packard Co.	70,700		1,482,579
Solomon Systech Ltd.	192,000		47,427
Sun Microsystems, Inc. (a)	27,700		149,026
			5,353,349

	Shares		Value (Note 1)
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. (a)	34,300		$ 474,026
Hon Hai Precision Industries Co. Ltd.	43,000		198,836
Hoya Corp.	1,700		192,024
Jabil Circuit, Inc. (a)	19,500		498,810
Optimax Technology Corp.	41,000		104,467
Sanmina-SCI Corp. (a)	36,400		308,308
Solectron Corp. (a)	126,900		676,377
Yageo Corp. (a)	308,000		110,450
			2,563,298
Internet Software & Services - 0.1%
Softbank Corp.	5,300		258,196
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	12,100		728,299
First Data Corp.	24,600		1,046,484
			1,774,783
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	3,400		125,528
Applied Materials, Inc. (a)	35,900		613,890
ASML Holding NV (a)	16,100		256,151
ASML Holding NV (NY Shares) (a)	48,200		766,862
Freescale Semiconductor, Inc. Class B	9,630		176,807
Intel Corp.	140,800		3,293,312
KLA-Tencor Corp. (a)	9,400		437,852
Lam Research Corp. (a)	12,500		361,375
Linear Technology Corp.	3,100		120,156
Novellus Systems, Inc. (a)	7,900		220,331
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,905		372,753
United Microelectronics Corp. sponsored ADR (d)	82,448		291,041
Xilinx, Inc.	2,100		62,265
			7,098,323
Software - 3.7%
BEA Systems, Inc. (a)	59,400		526,284
Computer Associates International, Inc.	1,065		33,079
Microsoft Corp.	394,775		10,544,440
VERITAS Software Corp. (a)	20,800		593,840
			11,697,643
TOTAL INFORMATION TECHNOLOGY			35,357,261
MATERIALS - 0.9%
Chemicals - 0.1%
Praxair, Inc.	6,600		291,390
Construction Materials - 0.1%
HeidelbergCement AG	6,746		405,402
Metals & Mining - 0.3%
Alcan, Inc.	16,500		808,500
BHP Billiton PLC	17,500		205,027
			1,013,527
Common Stocks - continued
	Shares		Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.4%
Aracruz Celulose SA sponsored ADR	16,500		$ 622,050
Bowater, Inc.	4,100		180,277
International Paper Co.	3,200		134,400
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	16,500		267,300
			1,204,027
TOTAL MATERIALS			2,914,346
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.8%
BellSouth Corp.	61,700		1,714,643
Deutsche Telekom AG (Reg.) (a)	25,400		576,072
e.Biscom Spa (a)	900		51,839
Qwest Communications International, Inc. (a)	310,400		1,378,176
SBC Communications, Inc.	344,900		8,888,073
Telefonica SA	14,600		274,967
Verizon Communications, Inc.	55,300		2,240,203
			15,123,973
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	25,800		774,000
Vodafone Group PLC	326,000		892,588
			1,666,588
TOTAL TELECOMMUNICATION SERVICES			16,790,561
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	7,700		520,443
FirstEnergy Corp.	17,000		671,670
PG&E Corp. (a)	24,600		818,688
			2,010,801
TOTAL COMMON STOCKS (Cost $202,201,296)		230,260,362
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	5,200		260,624
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300		52,975
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $302,688)		313,599
Corporate Bonds - 1.7%
		Principal Amount		Value (Note 1)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (e)		$ 180,000		$ 239,256
INDUSTRIALS - 0.4%
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee 3.125% 1/15/23		720,000		1,211,184
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08		100,000		88,750
TOTAL CONVERTIBLE BONDS				1,539,190
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09		50,000		55,651
Automobiles - 0.1%
Ford Motor Co.:
6.625% 10/1/28		10,000		9,327
7.45% 7/16/31		45,000		45,258
General Motors Corp.:
8.25% 7/15/23		90,000		93,750
8.375% 7/15/33		25,000		25,902
				174,237
Media - 0.1%
AOL Time Warner, Inc. 7.625% 4/15/31		25,000		30,244
Cox Communications, Inc. 7.125% 10/1/12		20,000		22,417
Liberty Media Corp. 8.25% 2/1/30		40,000		45,482
News America, Inc. 6.2% 12/15/34 (e)		100,000		101,352
				199,495
TOTAL CONSUMER DISCRETIONARY				429,383
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Petronas Capital Ltd. 7% 5/22/12 (e)		55,000		63,004
Oil & Gas - 0.1%
Amerada Hess Corp.:
6.65% 8/15/11		5,000		5,498
7.125% 3/15/33		15,000		16,493
7.375% 10/1/09		10,000		11,172
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)		25,000		27,801
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14		$ 35,000		$ 37,313
Enterprise Products Operating LP:
4.625% 10/15/09 (e)		10,000		9,984
5.6% 10/15/14 (e)		5,000		5,044
Kinder Morgan Energy Partners LP 7.125% 3/15/12		15,000		17,148
Pemex Project Funding Master Trust:
6.125% 8/15/08		50,000		53,000
7.875% 2/1/09 (h)		100,000		112,350
Williams Companies, Inc.:
7.125% 9/1/11		5,000		5,463
7.5% 1/15/31		10,000		10,350
				311,616
TOTAL ENERGY				374,620
FINANCIALS - 0.5%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 6.6% 1/15/12		125,000		139,505
Merrill Lynch & Co., Inc.:
4.125% 1/15/09		75,000		75,413
5% 1/15/15		25,000		24,902
Morgan Stanley:
4.75% 4/1/14		75,000		73,081
6.6% 4/1/12		40,000		44,613
				357,514
Commercial Banks - 0.1%
Bank of America Corp. 6.25% 4/15/12		70,000		77,308
Fleet Financial Group, Inc. 7.125% 4/15/06		40,000		41,864
Korea Development Bank 3.875% 3/2/09		75,000		74,028
Wachovia Corp. 4.875% 2/15/14		15,000		14,950
				208,150
Consumer Finance - 0.1%
Capital One Bank 5% 6/15/09		25,000		25,743
Ford Motor Credit Co. 7% 10/1/13		50,000		53,007
General Motors Acceptance Corp. 6.875% 9/15/11		35,000		35,868
Household Finance Corp.:
4.125% 11/16/09		15,000		14,919
7% 5/15/12		5,000		5,710
Household International, Inc. 8.875% 2/15/08		75,000		79,394

		Principal Amount		Value (Note 1)
MBNA America Bank NA 6.625% 6/15/12		$ 30,000		$ 33,086
MBNA Corp. 7.5% 3/15/12		45,000		51,988
				299,715
Diversified Financial Services - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)		10,000		10,777
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)		25,000		26,328
7.45% 11/24/33 (e)		15,000		16,626
J.P. Morgan Chase & Co. 6.75% 2/1/11		155,000		174,128
				227,859
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (e)		25,000		27,328
Real Estate - 0.1%
EOP Operating LP 4.65% 10/1/10		90,000		90,411
Regency Centers LP 6.75% 1/15/12		45,000		50,211
Simon Property Group LP 5.625% 8/15/14 (e)		40,000		41,424
				182,046
Thrifts & Mortgage Finance - 0.0%
Countrywide Home Loans, Inc. 4% 3/22/11		50,000		48,613
Independence Community Bank Corp. 3.75% 4/1/14 (h)		20,000		19,279
Washington Mutual, Inc.:
4.375% 1/15/08		20,000		20,312
4.625% 4/1/14		40,000		38,242
				126,446
TOTAL FINANCIALS				1,429,058
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Raytheon Co. 8.3% 3/1/10		50,000		59,250
Airlines - 0.0%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		20,000		19,728
TOTAL INDUSTRIALS				78,978
MATERIALS - 0.0%
Chemicals - 0.0%
Lubrizol Corp.:
4.625% 10/1/09		15,000		14,977
5.5% 10/1/14		5,000		5,029
6.5% 10/1/34		15,000		15,277
				35,283
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.0%
Sealed Air Corp. 5.625% 7/15/13 (e)		$ 5,000		$ 5,173
Paper & Forest Products - 0.0%
International Paper Co.:
4.25% 1/15/09		5,000		5,018
5.5% 1/15/14		20,000		20,660
				25,678
TOTAL MATERIALS				66,134
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T Broadband Corp. 8.375% 3/15/13		50,000		61,655
Bellsouth Capital Funding Corp. 7.875% 2/15/30		25,000		31,139
BellSouth Corp. 5.2% 9/15/14		25,000		25,481
British Telecommunications PLC 8.875% 12/15/30		50,000		66,951
Deutsche Telekom International Finance BV 8.75% 6/15/30		50,000		66,023
France Telecom SA:
8.5% 3/1/11		40,000		47,716
9.5% 3/1/31		50,000		67,780
SBC Communications, Inc.:
6.15% 9/15/34		30,000		30,896
6.45% 6/15/34		25,000		26,784
Sprint Capital Corp. 6.875% 11/15/28		25,000		27,370
Telecom Italia Capital:
4.95% 9/30/14 (e)		25,000		24,493
5.25% 11/15/13		50,000		50,537
Telefonica Europe BV 7.75% 9/15/10		25,000		29,317
Verizon Global Funding Corp.:
7.25% 12/1/10		45,000		51,556
7.75% 12/1/30		30,000		37,300
				644,998
Wireless Telecommunication Services - 0.0%
America Movil SA de CV:
4.125% 3/1/09		20,000		19,703
5.5% 3/1/14		15,000		14,819
AT&T Wireless Services, Inc. 7.875% 3/1/11		5,000		5,893
				40,415
TOTAL TELECOMMUNICATION SERVICES				685,413

		Principal Amount		Value (Note 1)
UTILITIES - 0.2%
Electric Utilities - 0.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13		$ 30,000		$ 31,113
DTE Energy Co. 7.05% 6/1/11		15,000		16,985
Duke Capital LLC:
6.25% 2/15/13		50,000		54,039
6.75% 2/15/32		55,000		59,851
Exelon Corp. 6.75% 5/1/11		50,000		55,931
FirstEnergy Corp. 6.45% 11/15/11		5,000		5,432
Illinois Power Co. 7.5% 6/15/09		65,000		73,312
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12		50,000		52,982
Progress Energy, Inc. 7.1% 3/1/11		105,000		118,046
				467,691
Gas Utilities - 0.0%
Consolidated Natural Gas Co. 6.85% 4/15/11		25,000		28,213
NiSource Finance Corp. 7.875% 11/15/10		50,000		58,779
				86,992
Multi-Utilities & Unregulated Power - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12		50,000		56,993
Dominion Resources, Inc.:
6.25% 6/30/12		85,000		92,802
8.125% 6/15/10		10,000		11,770
				161,565
TOTAL UTILITIES				716,248
TOTAL NONCONVERTIBLE BONDS				3,779,834
TOTAL CORPORATE BONDS (Cost $4,633,880)			5,319,024
U.S. Government and Government Agency Obligations - 2.4%

U.S. Government Agency Obligations - 0.5%
Fannie Mae:
3.25% 8/15/08		120,000		118,418
3.25% 2/15/09		270,000		264,750
5.5% 3/15/11		60,000		64,341
6.25% 2/1/11		105,000		115,113
Freddie Mac:
2.875% 5/15/07		500,000		494,899
3.625% 9/15/08		71,000		71,024
4% 6/12/13		87,000		83,093
U.S. Government and Government Agency Obligations - continued
		Principal Amount		Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5% 7/15/14		$ 165,000		$ 170,434
5.875% 3/21/11		170,000		183,540
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				1,565,612
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25		202,516		216,558
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		201,502		199,542
2% 1/15/14		413,192		427,654
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS				843,754
U.S. Treasury Obligations - 1.7%
U.S. Treasury Bills, yield at date of purchase 2.21% 3/10/05 (g)		600,000		597,712
U.S. Treasury Bonds:
5.375% 2/15/31		50,000		54,066
6.25% 5/15/30		200,000		239,117
U.S. Treasury Notes:
1.625% 2/28/06		2,925,000		2,885,352
3.125% 5/15/07		125,000		124,937
4.75% 5/15/14		560,000		583,581
6.5% 2/15/10		730,000		826,468
TOTAL U.S. TREASURY OBLIGATIONS				5,311,233
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,707,965)			7,720,599
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 2.1%
4% 7/1/19		244,586		238,916
4.302% 11/1/34 (h)		57,015		57,591
4.5% 5/1/19 to 10/1/33		1,385,596		1,348,345
5% 7/1/18 to 6/1/34		1,153,152		1,163,184
5.5% 4/1/16 to 9/1/34		1,820,206		1,854,964
5.5% 1/1/35 (f)		430,000		436,047
6% 4/1/13 to 4/1/33		189,865		198,878
6.5% 4/1/09 to 3/1/34		1,240,772		1,306,505
7.5% 5/1/24 to 2/1/28		39,448		42,403
TOTAL FANNIE MAE				6,646,833
Freddie Mac - 0.0%
7.5% 8/1/28		7,390		7,947

		Principal Amount		Value (Note 1)
Government National Mortgage Association - 0.1%
6.5% 8/15/27		$ 89,871		$ 94,959
7% 7/15/28 to 7/15/32		136,740		145,486
7.5% 1/15/26 to 8/15/28		92,005		98,899
8.5% 11/15/30		38,289		41,799
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				381,143
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,892,618)			7,035,923
Asset-Backed Securities - 0.1%

Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class M1, 2.8475% 4/25/34 (h)		5,000		5,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.5175% 1/25/32 (h)		10,000		10,041
Argent Securities, Inc. Series 2004-W5 Class M1, 3.0175% 4/25/34 (h)		15,000		15,020
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.2025% 7/15/11 (h)		25,000		25,456
Series 2004-6 Class B, 4.15% 7/16/12		40,000		39,957
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 3.6175% 7/26/34 (h)		10,000		10,000
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09 (h)		50,000		50,667
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.9175% 5/25/34 (h)		25,000		25,000
Series 2004-4:
Class A, 2.7875% 8/25/34 (h)		20,246		20,239
Class M1, 2.8975% 7/25/34 (h)		25,000		25,053
Class M2, 2.9475% 6/25/34 (h)		15,000		15,036
Discover Card Master Trust I Series 2003-4 Class B1, 2.7325% 5/16/11 (h)		30,000		30,160
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.9675% 1/25/34 (h)		25,000		25,000
Class M2, 3.5675% 1/25/34 (h)		25,000		25,000
Asset-Backed Securities - continued
		Principal Amount		Value (Note 1)
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 2.9475% 6/25/34 (h)		$ 25,000		$ 24,980
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.4675% 11/25/32 (h)		10,000		10,106
TOTAL ASSET-BACKED SECURITIES (Cost $355,800)			356,715
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.7875% 4/25/34 (h)		13,705		13,725
Series 2004-AR5 Class 11A2, 2.7875% 6/25/34 (h)		19,286		19,245
TOTAL PRIVATE SPONSOR				32,970
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29		100,000		106,089
Series 1999-57 Class PH, 6.5% 12/25/29		100,000		105,589
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD, 4.5% 4/25/17		75,000		75,453
TOTAL U.S. GOVERNMENT AGENCY				287,131
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $289,530)			320,101
Commercial Mortgage Securities - 0.3%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29		45,410		46,878
Bayview Commercial Asset Trust floater Series 2004-3 Class A1, 2.7675% 1/25/35 (e)(h)		49,914		49,914
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07		58,124		60,949
Class B, 7.48% 2/1/08		80,000		87,230

		Principal Amount		Value (Note 1)
COMM:
floater:
Series 2002-FL7 Class D, 2.9725% 11/15/14 (e)(h)		$ 10,000		$ 10,027
Series 2003-FL9 Class B, 2.9025% 11/15/15 (e)(h)		14,290		14,333
Series 2004-LBN2 Class X2, 1.2743% 3/10/39 (e)(h)(i)		59,847		2,552
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41		50,000		56,131
Series 2004-C1 Class A3, 4.321% 1/15/37		20,000		19,880
Series 1998-C1 Class D, 7.17% 5/17/40		15,000		16,803
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (e)(h)(i)		295,000		11,798
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31		145,000		159,490
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38		43,787		46,377
GS Mortgage Securities Corp. II:
sequential pay Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)		20,000		22,027
Series 1998-GLII Class E, 7.1905% 4/13/31 (h)		45,000		47,234
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (e)		100,000		95,523
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41		20,000		19,851
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (e)		140,000		150,697
Class E2, 7.224% 11/15/07 (e)		100,000		107,185
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35		30,000		30,427
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,007,128)			1,055,306
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic:
5.625% 7/23/07		50,000		52,344
7.125% 1/11/12		15,000		17,222
Korean Republic 4.875% 9/22/14		10,000		9,891
Foreign Government and Government Agency Obligations - continued
		Principal Amount		Value (Note 1)
United Mexican States:
5.875% 1/15/14		$ 20,000		$ 20,490
7.5% 4/8/33		100,000		108,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $190,982)			207,947
Fixed-Income Funds - 7.7%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b)		15,017		1,500,048
Fidelity High Income Central Investment Portfolio 1 (b)		227,807		22,921,904
TOTAL FIXED-INCOME FUNDS (Cost $22,979,335)			24,421,952
Money Market Funds - 13.3%

Fidelity Cash Central Fund, 2.24% (b)		40,132,218		40,132,218
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)		2,250,900		2,250,900
TOTAL MONEY MARKET FUNDS (Cost $42,383,118)			42,383,118
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $288,944,340)				319,394,646
NET OTHER ASSETS - (0.3)%				(951,058)
NET ASSETS - 100%				$ 318,443,588
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 S&P 500 Index Contracts	March 2005	$ 10,013,025	$ 68,162
The face value of futures purchased as a percentage of net assets - 3.1%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers for CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	$ 45,000	$ 256
Receive monthly a return equal to Lehman Brothers for CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	105,000	555
Receive monthly a return equal to Lehman Brothers for CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	75,000	776
Receive monthly a return equal to Lehman Brothers for CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	500,000	2,608
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	75,000	(260)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	100,000	(111)
		$ 900,000	$ 3,824
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rates quoted for Money Market Funds are the annualized seven-day yield of the funds at period end. A complete listing of each fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,062,646 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $597,712.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.5%
United Kingdom	1.3%
Japan	1.1%
France	1.1%
Others (individually less than 1%)	7.0%
100.0%
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	4.5%
AAA,AA,A	0.4%
BBB	1.7%
BB	2.6%
B	3.9%
CCC,CC,C	0.8%
Not Rated	0.3%
Equities	75.5%
Short-Term Investments and Net Other Assets	10.3%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above tables are based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $68,822,000 of which $49,066,000, $11,142,000 and $8,614,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $2,187,830) (cost $288,944,340) - See accompanying schedule		$ 319,394,646
Cash		9,751
Foreign currency held at value (cost $1,391,671)		1,458,507
Receivable for investments sold		648,684
Receivable for fund shares sold		35,216
Dividends receivable		244,103
Interest receivable		401,173
Swap agreements, at value		3,824
Prepaid expenses		1,258
Other receivables		19,690
Total assets		322,216,852

Liabilities
Payable for investments purchased Regular delivery	$ 681,489
Delayed delivery	437,776
Payable for fund shares redeemed	124,430
Accrued management fee	151,894
Distribution fees payable	1,822
Payable for daily variation on futures contracts	8,250
Other affiliated payables	31,597
Other payables and accrued expenses	85,106
Collateral on securities loaned, at value	2,250,900
Total liabilities		3,773,264

Net Assets		$ 318,443,588
Net Assets consist of:
Paid in capital		$ 351,333,781
Undistributed net investment income		7,446,942
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(70,927,779)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,590,644
Net Assets		$ 318,443,588
Initial Class: Net Asset Value, offering price and redemption price per share ($306,137,126 ÷ 23,949,031 shares)		$ 12.78

Service Class: Net Asset Value, offering price and redemption price per share ($5,907,146 ÷ 465,360 shares)		$ 12.69

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,399,316 ÷ 507,281 shares)		$ 12.61

Statement of Operations

	Year ended December 31, 2004
Investment Income
Dividends		$ 3,851,689
Special Dividends		1,184,325
Interest		4,527,681
Security lending		8,597
Total income		9,572,292

Expenses
Management fee	$ 1,905,182
Transfer agent fees	232,802
Distribution fees	23,220
Accounting and security lending fees	174,697
Non-interested trustees' compensation	1,833
Custodian fees and expenses	51,136
Registration fees	5
Audit	47,631
Legal	1,517
Miscellaneous	71,114
Total expenses before reductions	2,509,137
Expense reductions	(38,077)	2,471,060
Net investment income (loss)		7,101,232
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,062,481
Foreign currency transactions	(12,652)
Futures contracts	1,002,718
Swap agreements	33,792
Total net realized gain (loss)		7,086,339
Change in net unrealized appreciation (depreciation) on: Investment securities	4,194,646
Assets and liabilities in foreign currencies	68,328
Futures contracts	(328,259)
Swap agreements	(4,113)
Delayed delivery commitments	(9)
Total change in net unrealized appreciation (depreciation)		3,930,593
Net gain (loss)		11,016,932
Net increase (decrease) in net assets resulting from operations		$ 18,118,164

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,101,232	$ 7,266,015
Net realized gain (loss)	7,086,339	(6,943,753)
Change in net unrealized appreciation (depreciation)	3,930,593	65,516,088
Net increase (decrease) in net assets resulting from operations	18,118,164	65,838,350
Distributions to shareholders from net investment income	(7,897,225)	(8,995,679)
Share transactions - net increase (decrease)	(40,448,482)	(2,618,363)
Total increase (decrease) in net assets	(30,227,543)	54,224,308

Net Assets
Beginning of period	348,671,131	294,446,823
End of period (including undistributed net investment income of $7,446,942 and undistributed net investment income of $8,517,550, respectively)	$ 318,443,588	$ 348,671,131
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	1,551,941	19,730	208,638
Reinvested	611,000	11,814	12,205
Redeemed	(5,399,771)	(112,237)	(262,595)
Net increase (decrease)	(3,236,830)	(80,693)	(41,752)

Dollars Sold	$ 19,043,356	$ 237,067	$ 2,533,515
Reinvested	7,600,835	146,142	150,249
Redeemed	(65,636,699)	(1,359,267)	(3,163,680)
Net increase (decrease)	$ (38,992,508)	$ (976,058)	$ (479,916)

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,762,140	14,055	234,611
Reinvested	904,884	18,903	12,490
Redeemed	(4,008,936)	(81,582)	(93,999)
Net increase (decrease)	(341,912)	(48,624)	153,102

Dollars Sold	$ 30,831,473	$ 157,481	$ 2,571,962
Reinvested	8,695,938	180,711	119,030
Redeemed	(43,277,864)	(881,741)	(1,015,353)
Net increase (decrease)	$ (3,750,453)	$ (543,549)	$ 1,675,639

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,600,835	$ 146,142	$ 150,248

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,695,938	$ 180,711	$ 119,030

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 10.33	$ 12.56	$ 14.41	$ 18.38
Income from Investment Operations
Net investment income (loss)C	.26D	.26	.32	.32	.42
Net realized and unrealized gain (loss)	.47	2.06	(2.23)	(1.31)	(2.52)
Total from investment operations	.73	2.32	(1.91)	(.99)	(2.10)
Distributions from net investment income	(.28)	(.32)	(.32)	(.39)	(.37)
Distributions from net realized gain	-	-	-	(.47)	(1.50)
Total distributions	(.28)	(.32)	(.32)	(.86)	(1.87)
Net asset value, end of period	$ 12.78	$ 12.33	$ 10.33	$ 12.56	$ 14.41
Total ReturnA,B	5.98%	23.34%	(15.53)%	(7.39)%	(12.47)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.75%	.73%	.73%	.73%	.69%
Expenses net of voluntary waivers, if any	.75%	.73%	.73%	.73%	.69%
Expenses net of all reductions	.74%	.72%	.69%	.72%	.68%
Net investment income (loss)	2.15%	2.33%	2.88%	2.55%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 306,137	$ 335,285	$ 284,298	$ 399,273	$ 482,165
Portfolio turnover rate	57%	65%	149%	111%	147%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 10.27	$ 12.47	$ 14.32	$ 18.28
Income from Investment Operations
Net investment income (loss)C	.25D	.24	.30	.31	.40
Net realized and unrealized gain (loss)	.46	2.05	(2.20)	(1.32)	(2.50)
Total from investment operations	.71	2.29	(1.90)	(1.01)	(2.10)
Distributions from net investment income	(.27)	(.31)	(.30)	(.37)	(.36)
Distributions from net realized gain	-	-	-	(.47)	(1.50)
Total distributions	(.27)	(.31)	(.30)	(.84)	(1.86)
Net asset value, end of period	$ 12.69	$ 12.25	$ 10.27	$ 12.47	$ 14.32
Total ReturnA,B	5.85%	23.15%	(15.54)%	(7.57)%	(12.54)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.88%	.85%	.84%	.83%	.80%
Expenses net of voluntary waivers, if any	.88%	.85%	.84%	.83%	.80%
Expenses net of all reductions	.87%	.84%	.80%	.82%	.79%
Net investment income (loss)	2.02%	2.21%	2.77%	2.44%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,907	$ 6,692	$ 6,105	$ 9,542	$ 12,449
Portfolio turnover rate	57%	65%	149%	111%	147%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 10.21	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss)E	.22F	.22	.28	.28	.34
Net realized and unrealized gain (loss)	.46	2.05	(2.21)	(1.30)	(1.96)
Total from investment operations	.68	2.27	(1.93)	(1.02)	(1.62)
Distributions from net investment income	(.26)	(.29)	(.29)	(.38)	(.36)
Distributions from net realized gain	-	-	-	(.47)	(1.50)
Total distributions	(.26)	(.29)	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 12.61	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Total ReturnB,C,D	5.63%	23.03%	(15.83)%	(7.66)%	(10.21)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.06%	1.05%	1.03%	1.00%	.97%A
Expenses net of voluntary waivers, if any	1.06%	1.05%	1.03%	1.00%	.97%A
Expenses net of all reductions	1.05%	1.04%	.99%	.99%	.95%A
Net investment income (loss)	1.84%	2.01%	2.58%	2.28%	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,399	$ 6,694	$ 4,044	$ 5,213	$ 3,091
Portfolio turnover rate	57%	65%	149%	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Life of fund A
Fidelity ® VIP: Balanced - Initial Class	5.47%	1.32%	7.23%
Fidelity VIP: Balanced - Service Class B	5.42%	1.22%	7.14%
Fidelity VIP: Balanced - Service Class 2 C	5.15%	1.05%	7.05%

A From January 3, 1995.

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflects a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Initial Class on January 3, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Management's Discussion of Fund Performance

Comments from Louis Salemy, Lead Portfolio Manager of Fidelity® Variable Insurance Products: Balanced Portfolio

Equity and fixed-income benchmarks finished the year ending December 31, 2004, with positive returns. In the equity markets, small-cap stocks outperformed large-caps for the sixth consecutive year, as the Russell 2000® Index was up 18.33% compared to 10.88% for the larger-cap Standard & Poor's 500SM Index. Meanwhile, value stocks topped growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Elsewhere, the tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter, and the Dow Jones Industrial AverageSM gained 5.37%. Despite five increases in short-term interest rates, the Lehman Brothers® Aggregate Bond Index rose 4.34% in 2004. While that's roughly half of the benchmark's historical average annual return, it's better than many analysts expected as 2004 began, given concerns about the potentially high levels of economic growth and subsequent inflation at the start of the year. However, the economic expansion was more moderate than anticipated, and the Fed reassured investors that rate tightening would be undertaken at a "measured pace."

For the 12 months ending December 31, 2004, the fund lagged the 8.30% return of the Fidelity Balanced 60/40 Composite Index and the 8.55% gain of the LipperSM Variable Annuity Balanced Funds Average. Unrewarding stock picking and a significant overweighting in the media industry caused the fund to underperform the index, whereas the fixed-income subportfolio helped reduce the degree of underperformance - largely on the strength of some out-of-index investments in the outperforming high-yield sector. EchoStar Communications, a detractor on the equity side, was the victim of fears about increasing competition from rival satellite TV providers and from the cable industry. Meanwhile, brokerage holdings Morgan Stanley and Merrill Lynch both were sidetracked by investors' concerns about the impact of rising interest rates on future business. On the other hand, my decision to underweight both information technology and health care helped relative performance. In the consumer staples sector, razor manufacturer Gillette was a significant contributor both in absolute terms and compared with the index. Verizon Communications also aided performance, boosted by a regulatory change that enabled the company to charge higher rates for leasing its network to competitors.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
EchoStar Communications Corp. Class A	5.1
Omnicom Group, Inc.	4.6
BellSouth Corp.	3.4
Morgan Stanley	3.2
Wells Fargo & Co.	3.2
19.5
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	16.7
Consumer Discretionary	15.8
Telecommunication Services	9.0
Consumer Staples	8.7
Information Technology	4.1
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	55.9%
Bonds	36.3%
Short-Term Investments and Net Other Assets	7.7%
Other Investments	0.1%
* Foreign investments	5.0%
Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 55.9%
	Shares		Value (Note 1)
CONSUMER DISCRETIONARY - 14.1%
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	21,100		$ 1,215,993
Media - 11.7%
E.W. Scripps Co. Class A	89,600		4,325,888
EchoStar Communications Corp. Class A	532,979		17,716,209
News Corp. Class B (e)	143,000		2,745,600
Omnicom Group, Inc.	190,200		16,037,664
			40,825,361
Multiline Retail - 1.6%
Kohl's Corp. (a)	111,900		5,502,123
Textiles, Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	29,000		1,224,090
Reebok International Ltd.	7,400		325,600
			1,549,690
TOTAL CONSUMER DISCRETIONARY			49,093,167
CONSUMER STAPLES - 8.4%
Beverages - 0.5%
The Coca-Cola Co.	44,200		1,840,046
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	63,500		3,074,035
Wal-Mart Stores, Inc.	142,800		7,542,696
Walgreen Co.	75,100		2,881,587
			13,498,318
Food Products - 0.3%
McCormick & Co., Inc. (non-vtg.)	30,200		1,165,720
Household Products - 1.6%
Colgate-Palmolive Co.	29,800		1,524,568
Kimberly-Clark Corp.	59,900		3,942,019
			5,466,587
Personal Products - 1.3%
Gillette Co.	101,500		4,545,170
Tobacco - 0.8%
Altria Group, Inc.	48,650		2,972,515
TOTAL CONSUMER STAPLES			29,488,356
ENERGY - 2.8%
Oil & Gas - 2.8%
BP PLC sponsored ADR	49,200		2,873,280
Exxon Mobil Corp.	133,232		6,829,472
			9,702,752
FINANCIALS - 14.0%
Capital Markets - 7.4%
Goldman Sachs Group, Inc.	58,000		6,034,320

	Shares		Value (Note 1)
Merrill Lynch & Co., Inc.	144,900		$ 8,660,673
Morgan Stanley	205,100		11,387,152
			26,082,145
Commercial Banks - 3.2%
Wells Fargo & Co.	178,200		11,075,130
Consumer Finance - 0.6%
American Express Co.	35,600		2,006,772
Insurance - 2.8%
Allstate Corp.	44,000		2,275,680
American International Group, Inc.	70,450		4,626,452
PartnerRe Ltd.	19,200		1,189,248
St. Paul Travelers Companies, Inc.	45,249		1,677,380
			9,768,760
TOTAL FINANCIALS			48,932,807
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.5%
Alcon, Inc.	20,800		1,676,480
Pharmaceuticals - 0.5%
Pfizer, Inc.	66,900		1,798,941
TOTAL HEALTH CARE			3,475,421
INDUSTRIALS - 2.8%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	19,500		1,083,225
Northrop Grumman Corp.	27,800		1,511,208
			2,594,433
Airlines - 0.3%
Continental Airlines, Inc. Class B (a)	75,200		1,018,208
Industrial Conglomerates - 1.4%
General Electric Co.	131,800		4,810,700
Road & Rail - 0.4%
Union Pacific Corp.	19,900		1,338,275
TOTAL INDUSTRIALS			9,761,616
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	162,500		3,136,250
Lucent Technologies, Inc. warrants 12/10/07 (a)	13,353		21,098
			3,157,348
Computers & Peripherals - 0.4%
Diebold, Inc.	25,500		1,421,115
IT Services - 0.4%
Paychex, Inc.	39,600		1,349,568
Common Stocks - continued
	Shares		Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 1.9%
Computer Associates International, Inc.	119		$ 3,696
Microsoft Corp.	253,700		6,776,327
			6,780,023
TOTAL INFORMATION TECHNOLOGY			12,708,054
MATERIALS - 1.5%
Containers & Packaging - 1.5%
Packaging Corp. of America	25,900		609,945
Smurfit-Stone Container Corp. (a)	256,623		4,793,718
			5,403,663
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 7.4%
BellSouth Corp.	424,500		11,796,855
SBC Communications, Inc.	138,870		3,578,680
Telewest Global, Inc. (a)	5,008		88,041
Verizon Communications, Inc.	260,000		10,532,600
			25,996,176
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (f)	163		163
TOTAL TELECOMMUNICATION SERVICES			25,996,339
UTILITIES - 0.3%
Electric Utilities - 0.3%
Entergy Corp.	13,200		892,188
TOTAL COMMON STOCKS (Cost $162,312,978)		195,454,363
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	80		8,040
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,680)		8,040
Corporate Bonds - 11.8%
		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20		$ 410,000		227,550

		Principal Amount		Value (Note 1)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10		$ 150,000		$ 153,000
TOTAL CONVERTIBLE BONDS				380,550
Nonconvertible Bonds - 11.7%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09		150,000		166,952
Dana Corp. 6.5% 3/1/09		30,000		31,650
Delco Remy International, Inc. 9.375% 4/15/12		95,000		98,325
Stoneridge, Inc. 11.5% 5/1/12		15,000		17,175
Tenneco Automotive, Inc. 8.625% 11/15/14 (f)		40,000		41,500
Visteon Corp.:
7% 3/10/14		55,000		52,388
8.25% 8/1/10		45,000		47,250
				455,240
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28		40,000		37,310
7.45% 7/16/31		200,000		201,148
General Motors Corp.:
8.25% 7/15/23		415,000		432,294
8.375% 7/15/33		120,000		124,330
				795,082
Hotels, Restaurants & Leisure - 0.3%
Argosy Gaming Co. 7% 1/15/14		40,000		44,400
Carrols Corp. 9% 1/15/13 (f)		55,000		56,925
Friendly Ice Cream Corp. 8.375% 6/15/12		15,000		14,700
Gaylord Entertainment Co. 8% 11/15/13		40,000		43,200
Host Marriott LP 7.125% 11/1/13		35,000		37,275
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (f)		105,000		104,606
Mandalay Resort Group 6.5% 7/31/09		95,000		99,750
MGM MIRAGE:
5.875% 2/27/14		90,000		89,100
9.75% 6/1/07		15,000		16,725
Mohegan Tribal Gaming Authority 6.375% 7/15/09		80,000		82,700
Morton's Restaurant Group, Inc. 7.5% 7/1/10		30,000		29,250
NCL Corp. Ltd. 10.625% 7/15/14 (f)		25,000		24,750
Penn National Gaming, Inc. 6.875% 12/1/11		90,000		93,600
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc. 9.625% 6/1/14		$ 90,000		$ 91,125
Station Casinos, Inc. 6% 4/1/12		60,000		61,800
Vail Resorts, Inc. 6.75% 2/15/14		40,000		40,650
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12 (f)		20,000		20,800
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (f)		130,000		128,863
				1,080,219
Household Durables - 0.1%
Levitz Home Furnishings, Inc. 12% 11/1/11 (f)		60,000		61,200
Standard Pacific Corp. 7.75% 3/15/13		150,000		161,063
WCI Communities, Inc. 7.875% 10/1/13		40,000		42,100
				264,363
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14 (f)		30,000		32,550
True Temper Sports, Inc. 8.375% 9/15/11		20,000		18,600
				51,150
Media - 0.8%
Advanstar Communications, Inc. 10.75% 8/15/10		40,000		45,100
AMC Entertainment, Inc. 9.875% 2/1/12		35,000		37,800
AOL Time Warner, Inc. 7.625% 4/15/31		100,000		120,976
Cablevision Systems Corp.:
6.6688% 4/1/09 (f)(h)		90,000		95,625
8% 4/15/12 (f)		130,000		138,288
CanWest Media, Inc. 8% 9/15/12 (f)		30,000		32,025
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11		20,000		21,100
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		80,000		83,400
Corus Entertainment, Inc. 8.75% 3/1/12		240,000		263,100
Cox Communications, Inc. 7.125% 10/1/12		100,000		112,086
CSC Holdings, Inc.:
7.625% 4/1/11		170,000		183,600
7.625% 7/15/18		20,000		21,200
Dex Media, Inc.:
0% 11/15/13 (d)		45,000		35,100
8% 11/15/13		110,000		118,800

		Principal Amount		Value (Note 1)
Houghton Mifflin Co. 9.875% 2/1/13		$ 85,000		$ 92,863
Kabel Deutschland GmbH 10.625% 7/1/14 (f)		40,000		46,000
LBI Media Holdings, Inc. 0% 10/15/13 (d)		90,000		66,150
LBI Media, Inc. 10.125% 7/15/12		160,000		178,400
Liberty Media Corp. 8.25% 2/1/30		100,000		113,706
Loews Cineplex Entertainment Corp. 9% 8/1/14 (f)		80,000		86,800
News America, Inc. 6.2% 12/15/34 (f)		250,000		253,379
Nexstar Broadcasting, Inc. 7% 1/15/14		60,000		59,400
PanAmSat Corp. 9% 8/15/14 (f)		40,000		44,600
PEI Holdings, Inc. 11% 3/15/10		27,000		31,455
PRIMEDIA, Inc. 7.625% 4/1/08		235,000		237,350
Rogers Cable, Inc. 6.75% 3/15/15 (f)		120,000		121,950
Time Warner, Inc. 6.625% 5/15/29		105,000		113,139
Videotron Ltee 6.875% 1/15/14 (f)		110,000		114,400
				2,867,792
Multiline Retail - 0.1%
Dillard's, Inc. 6.69% 8/1/07		125,000		128,750
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14		145,000		143,550
9% 6/15/12		45,000		47,363
Blockbuster, Inc. 9% 9/1/12 (f)		60,000		60,000
Sonic Automotive, Inc. 8.625% 8/15/13		90,000		96,300
				347,213
TOTAL CONSUMER DISCRETIONARY				5,989,809
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
Ahold Finance USA, Inc.:
6.875% 5/1/29		50,000		48,750
8.25% 7/15/10		120,000		136,800
Jean Coutu Group, Inc.:
7.625% 8/1/12 (f)		30,000		31,725
8.5% 8/1/14 (f)		70,000		71,750
NeighborCare, Inc. 6.875% 11/15/13		75,000		79,125
Rite Aid Corp.:
6% 12/15/05 (f)		35,000		35,350
8.125% 5/1/10		60,000		63,300
9.5% 2/15/11		60,000		66,000
Stater Brothers Holdings, Inc. 5.99% 6/15/10 (h)		60,000		61,650
				594,450
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.1%
Del Monte Corp. 9.25% 5/15/11		$ 145,000		$ 159,500
Doane Pet Care Co. 10.75% 3/1/10		45,000		48,150
Hines Nurseries, Inc. 10.25% 10/1/11		20,000		21,850
Reddy Ice Group, Inc. 8.875% 8/1/11		20,000		21,600
Smithfield Foods, Inc. 7% 8/1/11 (f)		140,000		149,450
United Agriculture Products, Inc. 8.25% 12/15/11 (f)		27,000		28,958
				429,508
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11		40,000		45,200
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13		110,000		119,190
TOTAL CONSUMER STAPLES				1,188,348
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc. 9% 12/15/09		20,000		22,425
Hanover Compressor Co.:
8.625% 12/15/10		30,000		32,700
9% 6/1/14		30,000		33,300
Hornbeck Offshore Services, Inc. 6.125% 12/1/14 (f)		85,000		84,575
Petronas Capital Ltd. 7% 5/22/12 (f)		395,000		452,484
Pride International, Inc. 7.375% 7/15/14		40,000		43,600
Seabulk International, Inc. 9.5% 8/15/13		80,000		84,800
				753,884
Oil & Gas - 1.0%
Amerada Hess Corp.:
6.65% 8/15/11		25,000		27,492
7.125% 3/15/33		75,000		82,467
7.375% 10/1/09		60,000		67,035
Belden & Blake Corp. 8.75% 7/15/12 (f)		20,000		20,450
Chesapeake Energy Corp.:
7.5% 9/15/13		70,000		76,213
7.5% 6/15/14		40,000		43,600
El Paso Corp.:
7% 5/15/11		90,000		90,450
7.875% 6/15/12		120,000		124,800

		Principal Amount		Value (Note 1)
El Paso Energy Corp.:
6.95% 12/15/07		$ 55,000		$ 57,338
7.375% 12/15/12		30,000		30,113
El Paso Production Holding Co. 7.75% 6/1/13		180,000		187,650
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)		120,000		133,445
EnCana Holdings Finance Corp. 5.8% 5/1/14		80,000		85,287
Enterprise Products Operating LP:
4.625% 10/15/09 (f)		45,000		44,929
5.6% 10/15/14 (f)		30,000		30,266
General Maritime Corp. 10% 3/15/13		120,000		138,000
Kinder Morgan Energy Partners LP 7.125% 3/15/12		70,000		80,026
Overseas Shipholding Group, Inc. 8.25% 3/15/13		110,000		122,375
Pemex Project Funding Master Trust:
6.125% 8/15/08		400,000		424,000
7.875% 2/1/09 (h)		180,000		202,230
Plains Exploration & Production Co.:
7.125% 6/15/14		40,000		43,800
8.75% 7/1/12		60,000		67,125
Range Resources Corp. 7.375% 7/15/13		110,000		117,700
Ship Finance International Ltd. 8.5% 12/15/13		360,000		370,800
Stone Energy Corp. 6.75% 12/15/14 (f)		20,000		19,800
Teekay Shipping Corp. 8.875% 7/15/11		100,000		116,000
The Coastal Corp.:
6.5% 5/15/06		15,000		15,506
6.5% 6/1/08		75,000		75,375
7.5% 8/15/06		90,000		94,950
7.625% 9/1/08		10,000		10,388
7.75% 6/15/10		35,000		36,575
Venoco, Inc. 8.75% 12/15/11 (f)		60,000		61,800
Williams Companies, Inc.:
7.125% 9/1/11		125,000		136,563
7.5% 1/15/31		10,000		10,350
7.625% 7/15/19		105,000		114,450
8.75% 3/15/32		25,000		28,750
				3,388,098
TOTAL ENERGY				4,141,982
FINANCIALS - 2.7%
Capital Markets - 0.7%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)		150,000		168,000
Equinox Holdings Ltd. 9% 12/15/09		20,000		21,200
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.25% 10/15/13		$ 500,000		$ 511,550
6.6% 1/15/12		410,000		457,576
Merrill Lynch & Co., Inc.:
4.125% 1/15/09		700,000		703,855
5% 1/15/15		25,000		24,902
Morgan Stanley:
3.875% 1/15/09		500,000		497,221
4.75% 4/1/14		75,000		73,081
6.6% 4/1/12		160,000		178,451
				2,635,836
Commercial Banks - 0.3%
Bank of America Corp.:
6.25% 4/15/12		125,000		138,051
7.4% 1/15/11		155,000		179,549
Fleet Financial Group, Inc. 7.125% 4/15/06		140,000		146,523
Korea Development Bank 3.875% 3/2/09		250,000		246,759
PNC Funding Corp. 5.75% 8/1/06		155,000		160,742
Wachovia Corp. 4.875% 2/15/14		90,000		89,701
Wells Fargo & Co. 4.2% 1/15/10		45,000		45,183
				1,006,508
Consumer Finance - 0.4%
Capital One Bank 5% 6/15/09		250,000		257,427
Ford Motor Credit Co. 7% 10/1/13		275,000		291,536
General Motors Acceptance Corp. 6.875% 9/15/11		115,000		117,851
Household Finance Corp. 4.125% 11/16/09		300,000		298,387
Household International, Inc. 8.875% 2/15/08		150,000		158,787
MBNA Corp.:
6.25% 1/17/07		120,000		126,268
7.5% 3/15/12		175,000		202,177
				1,452,433
Diversified Financial Services - 0.7%
Alliance Capital Management LP 5.625% 8/15/06		150,000		155,022
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08		120,000		127,200
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)		116,000		85,260
9.625% 11/15/09		170,000		148,750

		Principal Amount		Value (Note 1)
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05		$ 75,000		$ 75,000
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13		70,000		75,950
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13		39,000		44,850
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		130,000		152,750
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)		55,000		59,273
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (f)		120,000		126,372
7.45% 11/24/33 (f)		85,000		94,213
J.P. Morgan Chase & Co. 6.75% 2/1/11		635,000		713,363
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		105,000		108,675
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (f)		100,000		109,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08		45,000		44,438
UGS Corp. 10% 6/1/12 (f)		35,000		39,725
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		80,000		94,700
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (f)(h)		40,000		41,500
				2,296,041
Insurance - 0.1%
Principal Life Global Funding I 6.25% 2/15/12 (f)		85,000		92,915
Provident Companies, Inc.:
7% 7/15/18		10,000		9,650
7.25% 3/15/28		15,000		14,194
UnumProvident Corp.:
6.75% 12/15/28		65,000		57,525
7.625% 3/1/11		55,000		57,613
				231,897
Real Estate - 0.3%
BRE Properties, Inc. 5.95% 3/15/07		250,000		260,509
EOP Operating LP:
4.65% 10/1/10		200,000		200,914
7% 7/15/11		200,000		225,549
Senior Housing Properties Trust:
7.875% 4/15/15		40,000		44,000
8.625% 1/15/12		80,000		91,400
Simon Property Group LP 5.625% 8/15/14 (f)		200,000		207,122
				1,029,494
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11		$ 250,000		$ 243,065
Independence Community Bank Corp. 3.75% 4/1/14 (h)		95,000		91,573
Washington Mutual, Inc.:
4.375% 1/15/08		90,000		91,403
4.625% 4/1/14		200,000		191,211
				617,252
TOTAL FINANCIALS				9,269,461
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13		105,000		111,563
Community Health Systems, Inc. 6.5% 12/15/12 (f)		60,000		60,450
HCA, Inc. 6.375% 1/15/15		70,000		70,150
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		130,000		141,869
National Nephrology Associates, Inc. 9% 11/1/11 (f)		30,000		34,725
Psychiatric Solutions, Inc. 10.625% 6/15/13		45,000		52,088
Rotech Healthcare, Inc. 9.5% 4/1/12		75,000		82,125
Tenet Healthcare Corp.:
6.375% 12/1/11		65,000		59,800
7.375% 2/1/13		150,000		146,250
9.875% 7/1/14 (f)		70,000		76,125
U.S. Oncology, Inc.:
9% 8/15/12 (f)		170,000		187,850
10.75% 8/15/14 (f)		50,000		57,250
				1,080,245
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (f)		160,000		171,200
TOTAL HEALTH CARE				1,251,445
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08		65,000		65,000
8.875% 5/1/11		25,000		26,125
Bombardier, Inc. 6.3% 5/1/14 (f)		200,000		173,500
Raytheon Co. 8.3% 3/1/10		150,000		177,749
				442,374

		Principal Amount		Value (Note 1)
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		$ 115,000		$ 108,100
7.377% 5/23/19		95,503		66,852
7.379% 5/23/16		67,347		47,143
7.8% 4/1/08		50,000		46,500
8.608% 10/1/12		75,000		70,125
10.18% 1/2/13		45,000		35,100
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18		18,985		15,947
7.568% 12/1/06		20,000		16,200
8.312% 10/2/12		20,167		15,529
8.321% 11/1/06		10,000		9,700
Delta Air Lines, Inc. 9.5% 11/18/08 (f)		19,000		17,813
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		1,000		800
7.57% 11/18/10		45,000		44,388
7.779% 1/2/12		354,807		230,625
7.92% 5/18/12		75,000		57,750
Northwest Airlines, Inc. 7.875% 3/15/08		255,000		206,550
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17		24,306		21,876
7.626% 4/1/10		72,130		59,868
7.67% 1/2/15		21,263		18,552
				1,089,418
Building Products - 0.1%
Building Materials Corp. of America 7.75% 8/1/14 (f)		80,000		80,000
Mueller Group, Inc. 6.91% 11/1/11 (h)		80,000		82,800
Nortek, Inc. 8.5% 9/1/14 (f)		90,000		94,050
				256,850
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11		40,000		37,600
6.375% 4/15/11		40,000		38,000
7.625% 1/1/06		30,000		30,975
				106,575
Machinery - 0.2%
Cummins, Inc. 9.5% 12/1/10 (h)		50,000		56,500
Dresser-Rand Group, Inc. 7.375% 11/1/14 (f)		40,000		40,700
Invensys PLC 9.875% 3/15/11 (f)		180,000		194,400
Park-Ohio Industries, Inc. 8.375% 11/15/14 (f)		40,000		39,900
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Terex Corp.:
7.375% 1/15/14		$ 20,000		$ 21,300
9.25% 7/15/11		195,000		218,888
				571,688
Marine - 0.0%
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(f)		30,000		21,825
OMI Corp. 7.625% 12/1/13		45,000		48,150
				69,975
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07		20,000		21,400
11.75% 6/15/09		60,000		60,900
				82,300
TOTAL INDUSTRIALS				2,619,180
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14		70,000		72,100
Lucent Technologies, Inc.:
6.45% 3/15/29		70,000		63,700
6.5% 1/15/28		30,000		27,000
Nortel Networks Corp. 6.125% 2/15/06		80,000		81,700
				244,500
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		200,000		214,000
Flextronics International Ltd. 6.5% 5/15/13		20,000		20,400
Sanmina-SCI Corp. 10.375% 1/15/10		85,000		97,325
Solectron Corp. 7.375% 3/1/06		115,000		118,594
				450,319
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16		50,000		46,750
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10		60,000		64,800
7.625% 6/15/13		70,000		77,000
				141,800
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
4.82% 7/15/09 (h)		70,000		73,150
6.875% 7/15/11		80,000		85,800

		Principal Amount		Value (Note 1)
7.125% 7/15/14		$ 80,000		$ 86,800
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (f)(h)		30,000		30,788
6.875% 12/15/11 (f)		40,000		41,200
8% 12/15/14 (f)		20,000		20,850
Semiconductor Note Participation Trust 0% 8/4/11 (f)		105,000		157,500
Viasystems, Inc. 10.5% 1/15/11		80,000		78,400
				574,488
TOTAL INFORMATION TECHNOLOGY				1,457,857
MATERIALS - 1.1%
Chemicals - 0.3%
America Rock Salt Co. LLC 9.5% 3/15/14		50,000		52,250
Berry Plastics Corp. 10.75% 7/15/12		60,000		68,550
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		110,000		127,050
Huntsman Advanced Materials LLC 11% 7/15/10 (f)		40,000		47,000
Huntsman ICI Holdings LLC 0% 12/31/09		55,000		31,075
Huntsman International LLC 9.875% 3/1/09		60,000		65,700
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		45,000		38,925
Lubrizol Corp.:
4.625% 10/1/09		80,000		79,877
5.5% 10/1/14		35,000		35,206
6.5% 10/1/34		65,000		66,200
Lyondell Chemical Co.:
9.5% 12/15/08		25,000		27,250
9.625% 5/1/07		30,000		32,925
Methanex Corp. yankee 7.75% 8/15/05		155,000		158,875
Millennium America, Inc. 9.25% 6/15/08		70,000		79,100
Nalco Co. 7.75% 11/15/11		50,000		53,875
PolyOne Corp.:
8.875% 5/1/12		45,000		49,050
10.625% 5/15/10		25,000		28,125
The Scotts Co. 6.625% 11/15/13		50,000		52,750
				1,093,783
Construction Materials - 0.1%
RMCC Acquisition Co. 9.5% 11/1/12 (f)		180,000		177,300
Texas Industries, Inc. 10.25% 6/15/11		140,000		165,200
U.S. Concrete, Inc. 8.375% 4/1/14		50,000		53,750
				396,250
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13		$ 60,000		$ 65,100
BWAY Corp. 10% 10/15/10		40,000		42,600
Cellu Tissue Holdings, Inc. 9.75% 3/15/10		60,000		62,400
Crown European Holdings SA 10.875% 3/1/13		80,000		94,600
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		130,000		139,100
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (f)		50,000		51,000
7.75% 5/15/11		50,000		54,250
8.75% 11/15/12		25,000		28,063
8.875% 2/15/09		95,000		103,075
Owens-Illinois, Inc.:
7.35% 5/15/08		295,000		311,225
7.8% 5/15/18		45,000		46,575
Sealed Air Corp. 5.625% 7/15/13 (f)		30,000		31,036
				1,029,024
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11		45,000		49,950
California Steel Industries, Inc. 6.125% 3/15/14		60,000		59,550
Compass Minerals International, Inc. 0% 12/15/12 (d)		80,000		68,400
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		100,000		107,000
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (f)		50,000		52,875
IMCO Recycling Escrow, Inc. 9% 11/15/14 (f)		55,000		56,925
International Steel Group, Inc. 6.5% 4/15/14		85,000		91,800
Ispat Inland ULC 9.75% 4/1/14		45,000		55,575
Massey Energy Co. 6.625% 11/15/10		40,000		41,600
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12		160,000		160,000
				743,675
Paper & Forest Products - 0.2%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (f)		30,000		31,500
Georgia-Pacific Corp.:
7.5% 5/15/06		120,000		125,700
8% 1/15/24		80,000		92,700
8.125% 5/15/11		120,000		138,000

		Principal Amount		Value (Note 1)
International Paper Co.:
4.25% 1/15/09		$ 35,000		$ 35,128
5.5% 1/15/14		95,000		98,136
Norske Skog Canada Ltd. 8.625% 6/15/11		150,000		160,500
				681,664
TOTAL MATERIALS				3,944,396
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13		100,000		123,310
Bellsouth Capital Funding Corp. 7.875% 2/15/30		115,000		143,237
BellSouth Corp. 5.2% 9/15/14		100,000		101,922
British Telecommunications PLC 8.875% 12/15/30		200,000		267,804
Deutsche Telekom International Finance BV 8.75% 6/15/30		250,000		330,115
France Telecom SA:
8.5% 3/1/11		105,000		125,255
9.5% 3/1/31		200,000		271,118
Koninklijke KPN NV yankee 8% 10/1/10		200,000		236,068
New Skies Satellites BV 7.4375% 11/1/11 (f)(h)		90,000		94,500
NTL Cable PLC 8.75% 4/15/14 (f)		45,000		50,625
Primus Telecommunications Group, Inc. 8% 1/15/14		60,000		52,800
Qwest Capital Funding, Inc.:
7% 8/3/09		60,000		59,400
7.75% 8/15/06		270,000		284,175
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)		20,000		20,400
7.5% 2/15/14 (f)		120,000		121,200
Qwest Corp. 9.125% 3/15/12 (f)		85,000		98,175
Qwest Services Corp. 14% 12/15/10 (f)(h)		75,000		90,000
SBC Communications, Inc.:
6.15% 9/15/34		150,000		154,482
6.45% 6/15/34		100,000		107,137
Sprint Capital Corp. 6.875% 11/15/28		145,000		158,744
Telecom Italia Capital:
4.95% 9/30/14 (f)		95,000		93,075
5.25% 11/15/13		250,000		252,684
Telefonica Europe BV 7.75% 9/15/10		105,000		123,132
Verizon Global Funding Corp.:
7.25% 12/1/10		240,000		274,965
7.75% 12/1/30		200,000		248,665
				3,882,988
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil SA de CV:
4.125% 3/1/09		$ 100,000		$ 98,514
5.5% 3/1/14		90,000		88,911
American Tower Corp. 9.375% 2/1/09		28,000		29,400
AT&T Wireless Services, Inc. 7.875% 3/1/11		55,000		64,824
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)		80,000		82,400
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		80,000		85,800
10.75% 8/1/11		15,000		16,350
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		50,000		56,000
Inmarsat Finance PLC 7.625% 6/30/12		50,000		52,000
Intelsat Ltd.:
6.5% 11/1/13		55,000		49,775
7.625% 4/15/12		15,000		14,775
Millicom International Cellular SA 10% 12/1/13 (f)		80,000		83,600
Nextel Communications, Inc. 7.375% 8/1/15		160,000		176,800
Nextel Partners, Inc. 8.125% 7/1/11		80,000		88,800
Rogers Communications, Inc.:
5.525% 12/15/10 (f)(h)		50,000		52,375
6.375% 3/1/14		115,000		113,850
7.25% 12/15/12 (f)		30,000		31,800
7.5% 3/15/15 (f)		70,000		73,675
8% 12/15/12 (f)		40,000		42,200
9.625% 5/1/11		40,000		46,600
Western Wireless Corp. 9.25% 7/15/13		100,000		109,000
				1,457,449
TOTAL TELECOMMUNICATION SERVICES				5,340,437
UTILITIES - 1.6%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)		170,000		191,463
Cleveland Electric Illuminating Co. 5.65% 12/15/13		145,000		150,381
Duke Capital LLC:
4.37% 3/1/09		400,000		402,602
6.75% 2/15/32		210,000		228,524
Exelon Corp. 6.75% 5/1/11		200,000		223,725

		Principal Amount		Value (Note 1)
FirstEnergy Corp. 6.45% 11/15/11		$ 25,000		$ 27,162
Illinois Power Co. 7.5% 6/15/09		155,000		174,820
Nevada Power Co.:
5.875% 1/15/15 (f)		30,000		30,075
10.875% 10/15/09		65,000		75,075
Niagara Mohawk Power Corp. 8.875% 5/15/07		75,000		83,300
Progress Energy, Inc. 7.1% 3/1/11		270,000		303,546
Sierra Pacific Power Co. 6.25% 4/15/12		30,000		31,275
TECO Energy, Inc.:
6.125% 5/1/07		55,000		56,925
10.5% 12/1/07		105,000		121,538
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (f)		60,000		62,400
				2,162,811
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11		70,000		78,997
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)		50,000		57,000
NiSource Finance Corp. 7.875% 11/15/10		230,000		270,383
Sonat, Inc.:
6.625% 2/1/08		65,000		65,813
6.75% 10/1/07		70,000		73,500
7.625% 7/15/11		20,000		20,625
Southern Natural Gas Co. 8.875% 3/15/10		40,000		44,750
Texas Eastern Transmission Corp. 7.3% 12/1/10		185,000		212,519
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05		20,000		20,100
				843,687
Multi-Utilities & Unregulated Power - 0.8%
AES Corp.:
8.5% 11/1/07		19,000		19,310
8.75% 6/15/08		30,000		32,700
8.75% 5/15/13 (f)		170,000		192,525
8.875% 2/15/11		54,000		61,695
9% 5/15/15 (f)		90,000		102,938
9.375% 9/15/10		16,000		18,500
9.5% 6/1/09		144,000		163,620
Calpine Corp.:
7.82% 7/15/07 (f)(h)		79,000		71,890
8.5% 7/15/10 (f)		20,000		17,100
CMS Energy Corp.:
7.75% 8/1/10		125,000		136,719
8.5% 4/15/11		85,000		96,581
8.9% 7/15/08		125,000		137,969
9.875% 10/15/07		105,000		117,075
Corporate Bonds - continued
		Principal Amount		Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Constellation Energy Group, Inc. 7% 4/1/12		$ 350,000		$ 398,948
Dominion Resources, Inc.:
6.25% 6/30/12		685,000		747,875
8.125% 6/15/10		60,000		70,622
NRG Energy, Inc. 8% 12/15/13 (f)		120,000		130,950
Reliant Energy, Inc.:
6.75% 12/15/14		70,000		70,000
9.25% 7/15/10		30,000		33,600
9.5% 7/15/13		10,000		11,375
				2,631,992
TOTAL UTILITIES				5,638,490
TOTAL NONCONVERTIBLE BONDS				40,841,405
TOTAL CORPORATE BONDS (Cost $38,686,197)			41,221,955
U.S. Government and Government Agency Obligations - 10.0%

U.S. Government Agency Obligations - 2.3%
Fannie Mae:
2.5% 6/15/06		410,000		406,381
3.25% 8/15/08		550,000		542,751
3.25% 2/15/09		1,216,000		1,192,355
5.5% 3/15/11		380,000		407,493
6% 5/15/11		2,015,000		2,216,897
6.25% 2/1/11		280,000		306,968
Freddie Mac:
3.625% 9/15/08		318,000		318,109
4% 6/12/13		1,575,000		1,504,262
6.625% 9/15/09		475,000		531,212
6.75% 3/15/31		404,000		491,010
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				7,917,438
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25		1,012,580		1,082,788

		Principal Amount		Value (Note 1)
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		$ 1,007,510		$ 997,710
2% 1/15/14		2,065,960		2,138,269
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS				4,218,767
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds 6.25% 5/15/30		275,000		328,786
U.S. Treasury Notes:
1.625% 2/28/06		15,370,000		15,161,660
3.125% 5/15/07		200,000		199,898
3.125% 4/15/09		800,000		787,875
4.75% 5/15/14		2,105,000		2,193,639
6.5% 2/15/10		1,220,000		1,381,221
7% 7/15/06		2,600,000		2,756,608
TOTAL U.S. TREASURY OBLIGATIONS				22,809,687
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,957,848)			34,945,892
U.S. Government Agency - Mortgage Securities - 8.9%

Fannie Mae - 8.4%
3.836% 6/1/33 (h)		17,022		17,035
3.941% 10/1/34 (h)		24,543		24,719
4.021% 12/1/34 (h)		25,000		25,148
4.037% 12/1/34 (h)		24,825		25,031
4.048% 1/1/35 (h)		25,000		25,182
4.072% 12/1/34 (h)		25,000		25,195
4.105% 1/1/35 (h)		50,000		49,809
4.17% 11/1/34 (h)		24,998		25,134
4.324% 12/1/34 (h)		24,999		25,405
4.5% 1/1/20 (g)		2,000,000		1,991,875
4.5% 1/1/20 (g)		50,000		49,797
4.5% 7/1/33 to 10/1/33		3,893,403		3,769,926
4.549% 8/1/34 (h)		46,664		47,760
5% 11/1/17 to 8/1/18		4,374,587		4,448,907
5% 1/1/35 (g)		3,000,000		2,973,750
5% 1/1/35 (g)		1,275,000		1,263,844
5.5% 2/1/11 to 6/1/29		1,368,049		1,412,583
5.5% 1/1/35 (g)		3,935,130		3,990,468
5.5% 1/1/35 (g)		4,000,000		4,056,250
6% 4/1/09 to 1/1/29		1,557,236		1,631,715
6% 1/1/35 (g)		299,817		309,748
6.5% 5/1/11 to 7/1/32		2,374,873		2,500,094
6.5% 1/1/20 (g)		54,792		58,080
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount		Value (Note 1)
Fannie Mae - continued
7% 12/1/24 to 2/1/28		$ 131,621		$ 140,237
7.5% 10/1/26 to 8/1/28		440,456		472,564
TOTAL FANNIE MAE				29,360,256
Freddie Mac - 0.0%
4.985% 8/1/33 (h)		25,000		25,678
7.5% 1/1/27		32,697		35,120
TOTAL FREDDIE MAC				60,798
Government National Mortgage Association - 0.5%
6.5% 10/15/27 to 9/15/32		844,073		890,137
7% 1/15/28 to 7/15/32		495,343		526,572
7.5% 6/15/27 to 3/15/28		138,250		148,713
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				1,565,422
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $30,788,615)			30,986,476
Asset-Backed Securities - 0.9%

ACE Securities Corp. Series 2004-HE1:
Class M1, 2.9175% 2/25/34 (h)		50,000		50,008
Class M2, 3.5175% 2/25/34 (h)		50,000		50,018
American Express Credit Account Master Trust Series 2001-6 Class B, 2.7525% 12/15/08 (h)		200,000		200,600
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.8475% 4/25/34 (h)		25,000		25,000
Class M2, 2.8975% 4/25/34 (h)		25,000		25,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.5175% 1/25/32 (h)		45,000		45,186
Argent Securities, Inc. Series 2004-W5 Class M1, 3.0175% 4/25/34 (h)		75,000		75,100
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.2025% 7/15/11 (h)		105,000		106,913
Series 2004-6 Class B, 4.15% 7/16/12		125,000		124,866
Chase Manhattan Auto Owner Trust Series 2001-A Class A4, 5.07% 2/15/08		239,196		240,194
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09 (h)		250,000		253,336

		Principal Amount		Value (Note 1)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.9175% 5/25/34 (h)		$ 100,000		$ 100,002
Series 2004-3 Class M1, 2.9175% 6/25/34 (h)		25,000		25,026
Series 2004-4:
Class A, 2.7875% 8/25/34 (h)		80,984		80,956
Class M1, 2.8975% 7/25/34 (h)		75,000		75,158
Class M2, 2.9475% 6/25/34 (h)		80,000		80,191
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08		600,000		621,227
Series 2003-4 Class B1, 2.7325% 5/16/11 (h)		155,000		155,826
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.9675% 1/25/34 (h)		75,000		75,001
Class M2, 3.5675% 1/25/34 (h)		100,000		100,002
Home Equity Asset Trust Series 2002-4 Class M2, 4.4675% 3/25/33 (h)		25,000		25,371
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08		200,000		206,739
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.9175% 7/25/34 (h)		50,000		50,001
Class M3, 3.3675% 7/25/34 (h)		25,000		25,000
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.3175% 5/25/33 (h)		25,000		25,349
Series 2003-NC5 Class M2, 4.4175% 4/25/33 (h)		50,000		50,924
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.4675% 11/25/32 (h)		45,000		45,478
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09		365,000		374,114
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.7775% 2/25/34 (h)		31,853		31,854
TOTAL ASSET-BACKED SECURITIES (Cost $3,298,664)			3,344,440
Collateralized Mortgage Obligations - 0.4%
		Principal Amount		Value (Note 1)
Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 2.7875% 4/25/34 (h)		$ 68,523		$ 68,624
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		22,382		22,913
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16		38,090		39,125
TOTAL PRIVATE SPONSOR				130,662
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17		380,000		382,294
4.5% 7/25/18		170,000		168,639
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2677 Class LD, 4.5% 3/15/17		560,000		559,802
Series 2885 Class PC, 4.5% 3/15/18		165,000		165,958
TOTAL U.S. GOVERNMENT AGENCY				1,276,693
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,411,824)			1,407,355
Commercial Mortgage Securities - 1.2%

Bayview Commercial Asset Trust floater:
Series 2004-1 Class A, 2.7775% 4/25/34 (f)(h)		92,980		92,697
Series 2004-3 Class A1, 2.7675% 1/25/35 (f)(h)		149,743		149,743
COMM:
floater:
Series 2002-FL7 Class D, 2.9725% 11/15/14 (f)(h)		45,000		45,121
Series 2003-FL9 Class B, 2.9025% 11/15/15 (f)(h)		85,741		85,997
Series 2004-LBN2 Class X2, 1.2743% 3/10/39 (f)(h)(i)		314,195		13,398
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41		250,000		280,656

		Principal Amount		Value (Note 1)
Series 2000-C1 Class A2, 7.545% 4/15/62		$ 500,000		$ 570,857
Series 2004-C1 Class A3, 4.321% 1/15/37		95,000		94,428
Series 1997-C2 Class D, 7.27% 1/17/35		150,000		165,774
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (f)(h)(i)		1,540,000		61,591
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33		500,000		573,195
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38		248,127		262,803
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)		105,000		115,643
Series 2003-C1 Class A2A, 3.59% 1/10/40		125,000		124,418
Series 1998-GLII Class E, 7.1905% 4/13/31 (h)		120,000		125,956
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32		225,000		257,901
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)		110,000		105,076
Class C, 4.13% 11/20/37 (f)		110,000		100,375
Merrill Lynch Mortgage Trust sequential pay Series 2004-KEY2 Class A2, 4.166% 8/12/39		215,000		214,202
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41		105,000		104,217
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)		500,000		532,438
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35		165,000		167,348
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,038,439)			4,243,834
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic:
5.625% 7/23/07		150,000		157,031
7.125% 1/11/12		190,000		218,144
Korean Republic 4.875% 9/22/14		100,000		98,911
State of Israel 4.625% 6/15/13		30,000		28,669
United Mexican States:
5.875% 1/15/14		90,000		92,205
Foreign Government and Government Agency Obligations - continued
		Principal Amount		Value (Note 1)
United Mexican States: - continued
6.375% 1/16/13		$ 300,000		$ 319,500
6.75% 9/27/34		150,000		148,125
7.5% 4/8/33		175,000		189,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,201,314)			1,251,585
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (h)		190,000		198,075
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.22% 8/10/11 (h)		85,714		86,893
TOTAL FLOATING RATE LOANS (Cost $276,110)			284,968
Money Market Funds - 15.2%
		Shares
Fidelity Cash Central Fund, 2.24% (b)		50,175,503		50,175,503
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)		2,822,275		2,822,275
TOTAL MONEY MARKET FUNDS (Cost $52,997,778)			52,997,778
Cash Equivalents - 0.0%
		Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.52%, dated 12/31/04 due 1/3/05) (Cost $42,000)		$ 42,005		$ 42,000
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $330,019,447)				366,188,686
NET OTHER ASSETS - (4.8)%				(16,764,900)
NET ASSETS - 100%			$ 349,423,786
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.524% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	May 2007	$ 2,800,000	$ 4,197
TOTAL INTEREST RATE SWAP		2,800,000	4,197
Total Return Swap
Receive monthly a return equal to Lehman Brothers for CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	570,000	3,247
Receive monthly a return equal to Lehman Brothers for CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	1,430,000	7,555
Receive monthly a return equal to Lehman Brothers for CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	500,000	5,171
Receive monthly a return equal to Lehman Brothers for CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	2,500,000	13,044
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	500,000	(1,735)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	May 2005	$ 500,000	$ (556)
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	490,000	(3,013)
TOTAL TOTAL RETURN SWAP		6,490,000	23,713
		$ 9,290,000	$ 27,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,715,733 or 2.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	19.4%
AAA,AA,A	4.2%
BBB	3.8%
BB	1.8%
B	3.8%
CCC,CC,C	0.5%
Not Rated	0.2%
Equities	55.9%
Short-Term Investments and Net Other Assets	10.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $11,446,000 of which $1,788,000 and $9,658,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (including securities loaned of $2,743,680 and repurchase agreements of $42,000) (cost $330,019,447) - See accompanying schedule		$ 366,188,686
Cash		806
Receivable for fund shares sold		68,544
Dividends receivable		176,836
Interest receivable		1,293,331
Swap agreements, at value		27,910
Prepaid expenses		1,322
Other receivables		13,937
Total assets		367,771,372

Liabilities
Payable for investments purchased Regular delivery	$ 317,217
Delayed delivery	14,753,084
Payable for fund shares redeemed	219,642
Accrued management fee	123,028
Distribution fees payable	9,420
Other affiliated payables	31,431
Other payables and accrued expenses	71,489
Collateral on securities loaned, at value	2,822,275
Total liabilities		18,347,586

Net Assets		$ 349,423,786
Net Assets consist of:
Paid in capital		$ 316,130,162
Undistributed net investment income		9,092,580
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,996,105)
Net unrealized appreciation (depreciation) on investments		36,197,149
Net Assets		$ 349,423,786

Initial Class: Net Asset Value, offering price and redemption price per share ($291,175,630 ÷ 20,297,277 shares)		$ 14.35

Service Class: Net Asset Value, offering price and redemption price per share ($21,227,681 ÷ 1,487,026 shares)		$ 14.28

Service Class 2: Net Asset Value, offering price and redemption price per share ($37,020,475 ÷ 2,606,181 shares)		$ 14.20

Statement of Operations

	Year ended December 31, 2004

Investment Income
Dividends		$ 3,518,465
Special Dividends		761,100
Interest		6,666,531
Security lending		3,282
Total income		10,949,378

Expenses
Management fee	$ 1,470,347
Transfer agent fees	238,939
Distribution fees	103,770
Accounting and security lending fees	144,610
Non-interested trustees' compensation	1,905
Custodian fees and expenses	21,654
Audit	46,946
Legal	894
Miscellaneous	30,857
Total expenses before reductions	2,059,922
Expense reductions	(13,464)	2,046,458
Net investment income (loss)		8,902,920
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	8,330,480
Foreign currency transactions	(1,576)
Swap agreements	251,460
Total net realized gain (loss)		8,580,364
Change in net unrealized appreciation (depreciation) on: Investment securities	592,685
Swap agreements	(18,253)
Delayed delivery commitments	(464)
Total change in net unrealized appreciation (depreciation)		573,968
Net gain (loss)		9,154,332
Net increase (decrease) in net assets resulting from operations		$ 18,057,252

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,902,920	$ 6,987,022
Net realized gain (loss)	8,580,364	3,062,346
Change in net unrealized appreciation (depreciation)	573,968	38,999,107
Net increase (decrease) in net assets resulting from operations	18,057,252	49,048,475
Distributions to shareholders from net investment income	(6,988,389)	(7,974,845)
Share transactions - net increase (decrease)	(8,689,636)	32,311,069
Total increase (decrease) in net assets	2,379,227	73,384,699

Net Assets
Beginning of period	347,044,559	273,659,860
End of period (including undistributed net investment income of $9,092,580 and undistributed net investment income of $7,087,612, respectively)	$ 349,423,786	$ 347,044,559
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	2,035,766	95,487	798,702
Reinvested	432,646	31,049	40,193
Redeemed	(3,476,835)	(224,978)	(377,301)
Net increase (decrease)	(1,008,423)	(98,442)	461,594

Dollars Sold	$ 28,145,848	$ 1,311,596	$ 10,871,355
Reinvested	6,005,122	429,413	553,854
Redeemed	(47,800,698)	(3,078,714)	(5,127,412)
Net increase (decrease)	$ (13,649,728)	$ (1,337,705)	$ 6,297,797

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,747,709	87,816	932,305
Reinvested	599,512	50,167	45,486
Redeemed	(3,372,673)	(205,767)	(374,801)
Net increase (decrease)	1,974,548	(67,784)	602,990

Dollars Sold	$ 61,609,403	$ 1,115,888	$ 11,910,142
Reinvested	6,882,396	573,909	518,540
Redeemed	(42,908,423)	(2,600,420)	(4,790,366)
Net increase (decrease)	$ 25,583,376	$ (910,623)	$ 7,638,316

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,005,122	$ 429,413	$ 553,854
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,882,396	$ 573,909	$ 518,540

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 12.16	$ 13.72	$ 14.45	$ 16.00
Income from Investment Operations
Net investment income (loss) C	.36 D	.30	.36	.42	.48
Net realized and unrealized gain (loss)	.39	1.78	(1.53)	(.63)	(1.15)
Total from investment operations	.75	2.08	(1.17)	(.21)	(.67)
Distributions from net investment income	(.28)	(.36)	(.39)	(.52)	(.48)
Distributions from net realized gain	-	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	(.28)	(.36)	(.39)	(.52)	(.88)
Net asset value, end of period	$ 14.35	$ 13.88	$ 12.16	$ 13.72	$ 14.45
Total Return A, B	5.47%	17.72%	(8.72)%	(1.58)%	(4.30)%
Ratios to Average Net Assets E
Expenses before expense reductions	.56%	.59%	.57%	.57%	.58%
Expenses net of voluntary waivers, if any	.56%	.59%	.57%	.57%	.58%
Expenses net of all reductions	.56%	.58%	.55%	.55%	.56%
Net investment income (loss)	2.60%	2.32%	2.84%	3.11%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,176	$ 295,656	$ 235,064	$ 264,608	$ 250,802
Portfolio turnover rate	74%	102%	134%	126%	126%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.03 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 12.11	$ 13.66	$ 14.39	$ 15.94
Income from Investment Operations
Net investment income (loss) C	.34 D	.28	.34	.41	.46
Net realized and unrealized gain (loss)	.40	1.77	(1.51)	(.64)	(1.14)
Total from investment operations	.74	2.05	(1.17)	(.23)	(.68)
Distributions from net investment income	(.27)	(.35)	(.38)	(.50)	(.47)
Distributions from net realized gain	-	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	(.27)	(.35)	(.38)	(.50)	(.87)
Net asset value, end of period	$ 14.28	$ 13.81	$ 12.11	$ 13.66	$ 14.39
Total ReturnA, B	5.42%	17.53%	(8.75)%	(1.72)%	(4.38)%
Ratios to Average Net Assets E
Expenses before expense reductions	.67%	.69%	.67%	.67%	.68%
Expenses net of voluntary waivers, if any	.67%	.69%	.67%	.67%	.68%
Expenses net of all reductions	.67%	.68%	.65%	.65%	.66%
Net investment income (loss)	2.50%	2.22%	2.74%	3.01%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,228	$ 21,903	$ 20,019	$ 25,455	$ 27,563
Portfolio turnover rate	74%	102%	134%	126%	126%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.03 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 12.05	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.32 F	.26	.32	.38	.40
Net realized and unrealized gain (loss)	.38	1.77	(1.51)	(.63)	(.75)
Total from investment operations	.70	2.03	(1.19)	(.25)	(.35)
Distributions from net investment income	(.25)	(.33)	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	(.25)	(.33)	(.37)	(.51)	(.87)
Net asset value, end of period	$ 14.20	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Total Return B, C, D	5.15%	17.41%	(8.93)%	(1.87)%	(2.37)%
Ratios to Average Net Assets H
Expenses before expense reductions	.82%	.84%	.83%	.83%	.85% A
Expenses net of voluntary waivers, if any	.82%	.84%	.83%	.83%	.85% A
Expenses net of all reductions	.82%	.84%	.81%	.81%	.83% A
Net investment income (loss)	2.35%	2.06%	2.58%	2.85%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,020	$ 29,485	$ 18,577	$ 16,798	$ 4,797
Portfolio turnover rate	74%	102%	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Life of fund A
Fidelity® VIP: Growth & Income - Initial Class	5.80%	-0.80%	7.24%
Fidelity VIP: Growth & Income - Service Class B	5.75%	-0.90%	7.13%
Fidelity VIP: Growth & Income - Service Class 2 C	5.52%	-1.06%	7.02%

A From December 31, 1996.

B The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of the Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth & Income Portfolio - Initial Class on December 31, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Management's Discussion of Fund Performance

Comments from Louis Salemy, Portfolio Manager of Fidelity® Variable Insurance Products: Growth & Income Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12 months ending December 31, 2004, the fund's return was slightly more than half of the 10.88% return posted by the S&P 500®. The fund also finished well behind the LipperSM Variable Annuity Growth & Income Funds Average, which returned 11.14%. A significant overweighting in the media industry hurt performance versus the index. One media detractor, EchoStar Communications, was the victim of fears about competition from rival satellite TV providers and from the cable industry. Diversified financials was another weak group for the fund compared with the index. For example, top-10 holdings Morgan Stanley and Merrill Lynch both were sidetracked by investors' concerns about the impact of rising interest rates on future business. On the other hand, my decision to underweight both information technology and health care helped relative performance. In consumer staples, razor manufacturer Gillette was a significant contributor both in absolute terms and compared with the index. The introduction of a number of popular products helped the stock. Verizon Communications also aided performance, boosted by a regulatory change that enabled the company to charge higher rates for leasing its network to competitors.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
EchoStar Communications Corp. Class A	8.1
Omnicom Group, Inc.	7.4
BellSouth Corp.	5.4
Morgan Stanley	5.2
Wells Fargo & Co.	4.9
31.0
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Consumer Discretionary	22.7
Financials	22.5
Consumer Staples	14.0
Telecommunication Services	12.0
Information Technology	5.9
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	90.5%
Short-Term Investments and Net Other Assets	9.5%

* Foreign investments	2.9%

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 22.7%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	152,200	$ 8,771,286
Media - 18.9%
E.W. Scripps Co. Class A	696,300	33,617,364
EchoStar Communications Corp. Class A	3,995,800	132,820,391
News Corp. Class B (d)	1,111,400	21,338,880
Omnicom Group, Inc.	1,426,200	120,257,184
		308,033,819
Multiline Retail - 2.6%
Kohl's Corp. (a)	869,800	42,768,066
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	205,800	8,686,818
Reebok International Ltd.	57,800	2,543,200
		11,230,018
TOTAL CONSUMER DISCRETIONARY		370,803,189
CONSUMER STAPLES - 14.0%
Beverages - 0.9%
The Coca-Cola Co.	333,900	13,900,257
Food & Staples Retailing - 6.4%
Costco Wholesale Corp.	493,700	23,900,017
Wal-Mart Stores, Inc.	1,110,000	58,630,200
Walgreen Co.	584,100	22,411,917
		104,942,134
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	224,100	8,650,260
Household Products - 2.6%
Colgate-Palmolive Co.	224,900	11,505,884
Kimberly-Clark Corp.	465,900	30,660,879
		42,166,763
Personal Products - 2.2%
Gillette Co.	806,400	36,110,592
Tobacco - 1.4%
Altria Group, Inc.	377,960	23,093,356
TOTAL CONSUMER STAPLES		228,863,362
ENERGY - 4.6%
Oil & Gas - 4.6%
BP PLC sponsored ADR	382,200	22,320,480
Exxon Mobil Corp.	1,035,756	53,092,853
		75,413,333
FINANCIALS - 22.5%
Capital Markets - 12.2%
Goldman Sachs Group, Inc.	451,000	46,922,040
Merrill Lynch & Co., Inc.	1,126,200	67,312,974
Morgan Stanley	1,526,000	84,723,520
		198,958,534

	Shares	Value (Note 1)
Commercial Banks - 4.9%
Wells Fargo & Co.	1,287,700	$ 80,030,555
Consumer Finance - 0.9%
American Express Co.	269,700	15,202,989
Insurance - 4.5%
Allstate Corp.	335,300	17,341,716
American International Group, Inc.	547,605	35,961,220
PartnerRe Ltd.	111,600	6,912,504
St. Paul Travelers Companies, Inc.	338,239	12,538,520
		72,753,960
TOTAL FINANCIALS		366,946,038
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	1	41
Alcon, Inc.	126,600	10,203,960
		10,204,001
Pharmaceuticals - 0.9%
Pfizer, Inc.	504,900	13,576,761
TOTAL HEALTH CARE		23,780,762
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	115,500	6,416,025
Northrop Grumman Corp.	169,300	9,203,148
		15,619,173
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)(d)	589,900	7,987,246
Industrial Conglomerates - 2.3%
General Electric Co.	1,024,700	37,401,550
Road & Rail - 0.6%
Union Pacific Corp.	136,200	9,159,450
TOTAL INDUSTRIALS		70,167,419
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,282,200	24,746,460
Foundry Networks, Inc. (a)	300	3,948
Lucent Technologies, Inc. warrants 12/10/07 (a)	7,882	12,454
		24,762,862
Computers & Peripherals - 0.7%
Diebold, Inc.	192,200	10,711,306
IT Services - 0.5%
Paychex, Inc.	241,819	8,241,192
Software - 3.2%
Microsoft Corp.	1,972,300	52,680,133
TOTAL INFORMATION TECHNOLOGY		96,395,493
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 2.6%
Containers & Packaging - 2.6%
Ball Corp.	12	$ 528
Packaging Corp. of America	186,400	4,389,720
Smurfit-Stone Container Corp. (a)	2,014,600	37,632,728
		42,022,976
TELECOMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 12.0%
BellSouth Corp.	3,183,000	88,455,570
SBC Communications, Inc.	1,079,230	27,811,757
Verizon Communications, Inc.	1,949,500	78,974,245
		195,241,572
UTILITIES - 0.4%
Electric Utilities - 0.4%
Entergy Corp.	103,300	6,982,047
TOTAL COMMON STOCKS (Cost $1,277,038,401)		1,476,616,191
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 2.24% (b)	161,471,258	161,471,258
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	12,948,350	12,948,350
TOTAL MONEY MARKET FUNDS (Cost $174,419,608)		174,419,608
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,451,458,009)		1,651,035,799
NET OTHER ASSETS - (1.2)%		(19,680,273)
NET ASSETS - 100%		$ 1,631,355,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $160,503,000 of which $43,339,000, $107,381,000 and $9,783,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (including securities loaned of $12,563,366) (cost $1,451,458,009) - See accompanying schedule		$ 1,651,035,799
Receivable for fund shares sold		272,381
Dividends receivable		1,342,776
Interest receivable		290,188
Prepaid expenses		5,942
Other receivables		28,890
Total assets		1,652,975,976

Liabilities
Payable for investments purchased	$ 6,520,610
Payable for fund shares redeemed	964,642
Accrued management fee	640,386
Distribution fees payable	141,068
Other affiliated payables	134,368
Other payables and accrued expenses	271,026
Collateral on securities loaned, at value	12,948,350
Total liabilities		21,620,450

Net Assets		$ 1,631,355,526
Net Assets consist of:
Paid in capital		$ 1,572,421,991
Undistributed net investment income		22,467,135
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(163,111,390)
Net unrealized appreciation (depreciation) on investments		199,577,790
Net Assets		$ 1,631,355,526

Initial Class: Net Asset Value, offering price and redemption price per share ($704,460,084 ÷ 50,633,218 shares)		$ 13.91

Service Class: Net Asset Value, offering price and redemption price per share ($401,391,858 ÷ 29,031,870 shares)		$ 13.83

Service Class 2: Net Asset Value, offering price and redemption price per share ($525,503,584 ÷ 38,322,628 shares)		$ 13.71

Statement of Operations

	Year ended December 31, 2004

Investment Income
Dividends		$ 25,677,482
Special Dividends		5,800,800
Interest		2,003,713
Security lending		101,220
Total income		33,583,215

Expenses
Management fee	$ 7,335,808
Transfer agent fees	1,038,668
Distribution fees	1,462,923
Accounting and security lending fees	513,242
Non-interested trustees' compensation	8,453
Custodian fees and expenses	21,660
Audit	48,079
Legal	4,658
Miscellaneous	360,754
Total expenses before reductions	10,794,245
Expense reductions	(105,306)	10,688,939
Net investment income (loss)		22,894,276
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,143,736
Foreign currency transactions	(11,098)
Total net realized gain (loss)		6,132,638
Change in net unrealized appreciation (depreciation) on investment securities		59,376,943
Net gain (loss)		65,509,581
Net increase (decrease) in net assets resulting from operations		$ 88,403,857

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,894,276	$ 11,563,948
Net realized gain (loss)	6,132,638	(8,957,165)
Change in net unrealized appreciation (depreciation)	59,376,943	256,023,394
Net increase (decrease) in net assets resulting from operations	88,403,857	258,630,177
Distributions to shareholders from net investment income	(12,447,351)	(12,772,749)
Share transactions - net increase (decrease)	70,330,734	210,037,372
Total increase (decrease) in net assets	146,287,240	455,894,800

Net Assets
Beginning of period	1,485,068,286	1,029,173,486
End of period (including undistributed net investment income of $22,467,135 and undistributed net investment income of $12,027,562, respectively)	$ 1,631,355,526	$ 1,485,068,286
Other Information:
	Year ended December 31, 2004
Share Transactions	Initial Class	Service Class	Service Class 2
Shares Sold	2,753,905	2,759,500	13,125,821
Reinvested	498,736	216,142	212,315
Redeemed	(11,869,073)	(1,077,681)	(1,149,269)
Net increase (decrease)	(8,616,432)	1,897,961	12,188,867

Dollars Sold	$ 36,538,808	$ 36,240,477	$ 171,074,614
Reinvested	6,722,963	2,898,471	2,825,917
Redeemed	(156,807,050)	(14,210,796)	(14,952,670)
Net increase (decrease)	$ (113,545,279)	$ 24,928,152	$ 158,947,861

	Year ended December 31, 2003
Share Transactions	Initial Class	Service Class	Service Class 2
Shares Sold	8,588,135	4,730,597	14,305,974
Reinvested	791,445	298,276	164,516
Redeemed	(8,881,933)	(1,062,769)	(1,468,648)
Net increase (decrease)	497,647	3,966,104	13,001,842

Dollars Sold	$ 102,662,499	$ 56,731,473	$ 170,921,383
Reinvested	8,080,656	3,030,479	1,661,614
Redeemed	(103,784,385)	(12,033,144)	(17,233,203)
Net increase (decrease)	$ 6,958,770	$ 47,728,808	$ 155,349,794

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,722,963	$ 2,898,471	$ 2,825,917

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,080,656	$ 3,030,479	$ 1,661,614

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.26	$ 10.86	$ 13.19	$ 15.26	$ 17.30
Income from Investment Operations
Net investment income (loss)C	.21D	.12	.15	.18	.20
Net realized and unrealized gain (loss)	.56	2.42	(2.32)	(1.45)	(.81)
Total from investment operations	.77	2.54	(2.17)	(1.27)	(.61)
Distributions from net investment income	(.12)	(.14)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	-	(.61)	(1.24)
Total distributions	(.12)	(.14)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 13.91	$ 13.26	$ 10.86	$ 13.19	$ 15.26
Total ReturnA,B	5.80%	23.77%	(16.61)%	(8.75)%	(3.62)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.60%	.59%	.59%	.58%	.58%
Expenses net of voluntary waivers, if any	.60%	.59%	.59%	.58%	.58%
Expenses net of all reductions	.60%	.59%	.58%	.56%	.57%
Net investment income (loss)	1.58%	1.02%	1.30%	1.34%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 704,460	$ 785,494	$ 638,124	$ 893,359	$ 1,011,393
Portfolio turnover rate	23%	25%	43%	58%	72%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 10.80	$ 13.12	$ 15.19	$ 17.24
Income from Investment Operations
Net investment income (loss)C	.19D	.11	.14	.16	.18
Net realized and unrealized gain (loss)	.57	2.40	(2.31)	(1.44)	(.80)
Total from investment operations	.76	2.51	(2.17)	(1.28)	(.62)
Distributions from net investment income	(.11)	(.13)	(.15)	(.18)	(.19)
Distributions from net realized gain	-	-	-	(.61)	(1.24)
Total distributions	(.11)	(.13)	(.15)	(.79)	(1.43)
Net asset value, end of period	$ 13.83	$ 13.18	$ 10.80	$ 13.12	$ 15.19
Total ReturnA,B	5.75%	23.60%	(16.69)%	(8.85)%	(3.69)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.70%	.69%	.69%	.68%	.69%
Expenses net of voluntary waivers, if any	.70%	.69%	.69%	.68%	.69%
Expenses net of all reductions	.70%	.69%	.68%	.66%	.68%
Net investment income (loss)	1.48%	.92%	1.20%	1.24%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,392	$ 357,585	$ 250,160	$ 281,194	$ 212,994
Portfolio turnover rate	23%	25%	43%	58%	72%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.09	$ 10.73	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss)E	.17F	.09	.12	.14	.15
Net realized and unrealized gain (loss)	.55	2.39	(2.30)	(1.44)	(.49)
Total from investment operations	.72	2.48	(2.18)	(1.30)	(.34)
Distributions from net investment income	(.10)	(.12)	(.16)	(.19)	(.19)
Distributions from net realized gain	-	-	-	(.61)	(1.24)
Total distributions	(.10)	(.12)	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 13.71	$ 13.09	$ 10.73	$ 13.07	$ 15.17
Total ReturnB,C,D	5.52%	23.44%	(16.84)%	(9.01)%	(2.11)%
Ratios to Average Net AssetsH
Expenses before expense reductions	.85%	.85%	.85%	.84%	.85%A
Expenses net of voluntary waivers, if any	.85%	.85%	.85%	.84%	.85%A
Expenses net of all reductions	.85%	.84%	.84%	.82%	.84%A
Net investment income (loss)	1.33%	.76%	1.05%	1.08%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 525,504	$ 341,989	$ 140,890	$ 76,237	$ 13,025
Portfolio turnover rate	23%	25%	43%	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period January 12, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Life of fund A
Fidelity ® VIP: Growth Opportunities - Initial Class	7.19%	-5.04%	7.41%
Fidelity VIP: Growth Opportunities - Service Class B	7.06%	-5.14%	7.33%
Fidelity VIP: Growth Opportunities - Service Class 2 C	6.89%	-5.30%	7.25%

A From January 3, 1995

B The initial offering of Service Class shares took place November 3, 1997. Performance for Service Class shares reflects an asset based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

C The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Initial Class on January 3, 1995, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities

Management's Discussion of Fund Performance

Comments from Bettina Doulton, Portfolio Manager of Fidelity® Variable Insurance Products: Growth Opportunities Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the year ending December 31, 2004, the fund underperformed both the S&P 500® and the LipperSM Variable Annuity Growth Funds Average, which returned 10.36%. Compared to the S&P 500, the fund's overweighting in weak-performing media and semiconductor stocks hurt performance. Traditional media plays such as Viacom and Spanish-language broadcasting company Univision were detractors, along with tech names National Semiconductor and Analog Devices. Underweighting strong-performing energy stocks also proved to be a disappointment. Energy companies Schlumberger, BP and Baker Hughes were among the fund's top relative and absolute performers, but underweighting such names as Exxon Mobil, ChevronTexaco and ConocoPhillips largely offset those gains. Another negative was the fund's large-cap bias in a period that favored smaller-cap stocks. On the positive side, good stock selection in consumer staples and health care boosted returns, led by personal product makers such as Gillette, eye-care company Alcon and health care services provider UnitedHealth Group.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
General Electric Co.	3.8
Bank of America Corp.	2.9
Microsoft Corp.	2.5
Exxon Mobil Corp.	2.3
American Express Co.	2.2
13.7
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Information Technology	21.4
Consumer Discretionary	17.3
Financials	16.2
Industrials	12.4
Health Care	9.9
Asset Allocation as of December 31, 2004
% of fund's net assets*
Stocks	95.0%
Short-Term Investments and Net Other Assets	5.0%
* Foreign investments	4.7%

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.3%
Automobiles - 0.2%
Harley-Davidson, Inc.	30,400	$ 1,846,800
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	39,000	2,247,570
Hilton Hotels Corp.	210,170	4,779,266
Royal Caribbean Cruises Ltd.	23,500	1,279,340
Starwood Hotels & Resorts Worldwide, Inc. unit	85,200	4,975,680
		13,281,856
Internet & Catalog Retail - 0.7%
eBay, Inc. (a)	43,400	5,046,552
Leisure Equipment & Products - 0.3%
Brunswick Corp.	40,900	2,024,550
Media - 9.8%
Clear Channel Communications, Inc.	42,600	1,426,674
DreamWorks Animation SKG, Inc. Class A	26,000	975,260
Fox Entertainment Group, Inc. Class A (a)	245,300	7,668,078
Grupo Televisa SA de CV sponsored ADR	38,000	2,299,000
Lamar Advertising Co. Class A (a)	45,600	1,950,768
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	88,500	2,568,270
McGraw-Hill Companies, Inc.	68,000	6,224,720
Meredith Corp.	41,800	2,265,560
News Corp. Class B (d)	547,700	10,515,840
Omnicom Group, Inc.	105,400	8,887,328
Time Warner, Inc. (a)	212,300	4,127,112
Univision Communications, Inc. Class A (a)	230,700	6,752,589
Viacom, Inc. Class B (non-vtg.)	204,420	7,438,844
Walt Disney Co.	256,700	7,136,260
XM Satellite Radio Holdings, Inc. Class A (a)	49,400	1,858,428
		72,094,731
Multiline Retail - 1.1%
Kmart Holding Corp. (a)(d)	12,700	1,256,665
Kohl's Corp. (a)	49,400	2,428,998
Nordstrom, Inc.	95,000	4,439,350
		8,125,013
Specialty Retail - 2.3%
Best Buy Co., Inc.	32,500	1,931,150
Home Depot, Inc.	210,600	9,001,044
Lowe's Companies, Inc.	6,800	391,612
Staples, Inc.	157,097	5,295,740
		16,619,546
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc. (a)	24,800	1,398,720
NIKE, Inc. Class B	23,900	2,167,491

	Shares	Value (Note 1)
Polo Ralph Lauren Corp. Class A	91,100	$ 3,880,860
Warnaco Group, Inc. (a)	44,200	954,720
		8,401,791
TOTAL CONSUMER DISCRETIONARY		127,440,839
CONSUMER STAPLES - 7.0%
Beverages - 0.6%
PepsiCo, Inc.	80,600	4,207,320
Food & Staples Retailing - 2.0%
CVS Corp.	71,600	3,227,012
Wal-Mart Stores, Inc.	217,700	11,498,914
		14,725,926
Food Products - 1.4%
Archer-Daniels-Midland Co.	144,000	3,212,640
Bunge Ltd.	77,200	4,401,172
Hershey Foods Corp.	45,000	2,499,300
		10,113,112
Household Products - 0.2%
Procter & Gamble Co.	21,640	1,191,931
Personal Products - 1.9%
Gillette Co.	319,370	14,301,389
Tobacco - 0.9%
Altria Group, Inc.	110,420	6,746,662
TOTAL CONSUMER STAPLES		51,286,340
ENERGY - 6.3%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	65,700	2,803,419
Halliburton Co.	149,000	5,846,760
Schlumberger Ltd. (NY Shares)	210,600	14,099,670
		22,749,849
Oil & Gas - 3.2%
BP PLC sponsored ADR	109,490	6,394,216
Exxon Mobil Corp.	329,700	16,900,422
		23,294,638
TOTAL ENERGY		46,044,487
FINANCIALS - 15.9%
Capital Markets - 5.7%
Charles Schwab Corp.	62,000	741,520
E*TRADE Financial Corp. (a)	322,500	4,821,375
Goldman Sachs Group, Inc.	111,600	11,610,864
Lehman Brothers Holdings, Inc.	48,200	4,216,536
Merrill Lynch & Co., Inc.	224,400	13,412,388
Morgan Stanley	123,900	6,878,928
		41,681,611
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 3.8%
Bank of America Corp.	457,600	$ 21,502,624
Wells Fargo & Co.	105,500	6,556,825
		28,059,449
Consumer Finance - 2.7%
American Express Co.	283,600	15,986,532
SLM Corp.	67,900	3,625,181
		19,611,713
Diversified Financial Services - 1.6%
Citigroup, Inc.	247,207	11,910,433
Insurance - 2.1%
American International Group, Inc.	237,262	15,580,996
TOTAL FINANCIALS		116,844,202
HEALTH CARE - 9.9%
Biotechnology - 1.1%
Genentech, Inc. (a)	74,900	4,077,556
Genzyme Corp. - General Division (a)	36,000	2,090,520
OSI Pharmaceuticals, Inc. (a)	22,000	1,646,700
		7,814,776
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	41,100	3,312,660
Becton, Dickinson & Co.	74,700	4,242,960
Boston Scientific Corp. (a)	35,700	1,269,135
C.R. Bard, Inc.	47,600	3,045,448
Dade Behring Holdings, Inc. (a)	47,500	2,660,000
Medtronic, Inc.	71,300	3,541,471
St. Jude Medical, Inc. (a)	85,660	3,591,724
		21,663,398
Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	130,300	11,470,309
Pharmaceuticals - 4.3%
Abbott Laboratories	44,430	2,072,660
Johnson & Johnson	151,200	9,589,104
Pfizer, Inc.	368,193	9,900,710
Schering-Plough Corp.	76,000	1,586,880
Wyeth	198,500	8,454,115
		31,603,469
TOTAL HEALTH CARE		72,551,952
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	212,900	7,538,789
Lockheed Martin Corp.	19,100	1,061,005
Northrop Grumman Corp.	39,000	2,120,040
The Boeing Co.	114,100	5,906,957
		16,626,791

	Shares	Value (Note 1)
Air Freight & Logistics - 2.6%
FedEx Corp.	121,800	$ 11,996,082
United Parcel Service, Inc. Class B	83,500	7,135,910
		19,131,992
Airlines - 0.4%
Southwest Airlines Co.	170,150	2,770,042
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	41,200	1,385,968
Construction & Engineering - 0.4%
Fluor Corp.	59,500	3,243,345
Industrial Conglomerates - 5.7%
3M Co.	59,700	4,899,579
General Electric Co.	769,450	28,084,923
Tyco International Ltd.	242,900	8,681,246
		41,665,748
Machinery - 0.8%
Caterpillar, Inc.	26,000	2,535,260
Deere & Co.	47,600	3,541,440
		6,076,700
TOTAL INDUSTRIALS		90,900,586
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 6.2%
Avaya, Inc. (a)	83,400	1,434,480
Cisco Systems, Inc. (a)	514,060	9,921,358
Extreme Networks, Inc. (a)	6,900	45,195
Juniper Networks, Inc. (a)	510,000	13,866,900
Motorola, Inc.	405,800	6,979,760
QUALCOMM, Inc.	308,800	13,093,120
		45,340,813
Computers & Peripherals - 4.2%
Dell, Inc. (a)	207,200	8,731,408
Diebold, Inc.	89,100	4,965,543
EMC Corp. (a)	190,700	2,835,709
Network Appliance, Inc. (a)	421,800	14,012,196
		30,544,856
Electronic Equipment & Instruments - 0.3%
CDW Corp.	27,300	1,811,355
Internet Software & Services - 1.0%
Yahoo!, Inc. (a)	201,500	7,592,520
IT Services - 0.3%
Affiliated Computer Services, Inc. Class A (a)	31,700	1,908,023
Office Electronics - 0.4%
Xerox Corp. (a)	192,200	3,269,322
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	69,700	1,534,794
Altera Corp. (a)	63,400	1,312,380
Analog Devices, Inc.	112,100	4,138,732
Freescale Semiconductor, Inc. Class B	96,286	1,767,811
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	400,110	$ 9,358,573
KLA-Tencor Corp. (a)	16,300	759,254
Marvell Technology Group Ltd. (a)	32,100	1,138,587
National Semiconductor Corp.	321,600	5,772,720
Texas Instruments, Inc.	303,500	7,472,170
Xilinx, Inc.	3,300	97,845
		33,352,866
Software - 4.5%
Microsoft Corp.	684,120	18,272,845
Oracle Corp. (a)	201,700	2,767,324
Red Hat, Inc. (a)	197,699	2,639,282
Symantec Corp. (a)	211,466	5,447,364
VERITAS Software Corp. (a)	136,600	3,899,930
		33,026,745
TOTAL INFORMATION TECHNOLOGY		156,846,500
MATERIALS - 2.6%
Chemicals - 2.6%
Dow Chemical Co.	142,100	7,035,371
Monsanto Co.	103,500	5,749,425
Praxair, Inc.	143,300	6,326,695
		19,111,491
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
SBC Communications, Inc.	231,060	5,954,416
Verizon Communications, Inc.	173,800	7,040,638
		12,995,054
Wireless Telecommunication Services - 0.1%
SpectraSite, Inc. (a)	18,200	1,053,780
TOTAL TELECOMMUNICATION SERVICES		14,048,834
TOTAL COMMON STOCKS (Cost $538,285,820)		695,075,231
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Thrifts & Mortgage Finance - 0.3%
Fannie Mae 5.375%	20	2,107,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,000,000)		2,107,500
Money Market Funds - 5.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.24% (b)	30,774,121	$ 30,774,121
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	7,454,150	7,454,150
TOTAL MONEY MARKET FUNDS (Cost $38,228,271)		38,228,271
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $578,514,091)		735,411,002
NET OTHER ASSETS - (0.2)%		(1,607,777)
NET ASSETS - 100%		$ 733,803,225
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $265,682,000 of which $189,000, $149,878,000 and $115,615,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004
Assets
Investment in securities, at value (including securities loaned of $7,237,330) (cost $578,514,091) - See accompanying schedule		$ 735,411,002
Cash		3,055
Receivable for investments sold		11,249,546
Receivable for fund shares sold		135,855
Dividends receivable		703,580
Interest receivable		65,698
Prepaid expenses		2,788
Other receivables		106,538
Total assets		747,678,062

Liabilities
Payable for investments purchased	$ 5,156,285
Payable for fund shares redeemed	636,421
Accrued management fee	347,845
Distribution fees payable	30,301
Other affiliated payables	63,647
Other payables and accrued expenses	186,188
Collateral on securities loaned, at value	7,454,150
Total liabilities		13,874,837

Net Assets		$ 733,803,225
Net Assets consist of:
Paid in capital		$ 838,195,433
Undistributed net investment income		6,108,550
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(267,397,669)
Net unrealized appreciation (depreciation) on investments		156,896,911
Net Assets		$ 733,803,225

Initial Class: Net Asset Value, offering price and redemption price per share ($459,975,294 ÷ 28,629,430 shares)		$ 16.07

Service Class: Net Asset Value, offering price and redemption price per share ($212,890,231 ÷ 13,261,966 shares)		$ 16.05

Service Class 2: Net Asset Value, offering price and redemption price per share ($60,937,700 ÷ 3,817,776 shares)		$ 15.96

Statement of Operations

	Year ended December 31, 2004
Investment Income
Dividends		$ 9,314,024
Special Dividends		2,052,360
Interest		376,235
Security lending		80,267
Total income		11,822,886

Expenses
Management fee	$ 4,230,844
Transfer agent fees	507,306
Distribution fees	361,674
Accounting and security lending fees	275,838
Non-interested trustees' compensation	4,060
Custodian fees and expenses	23,270
Audit	42,178
Legal	2,383
Miscellaneous	199,827
Total expenses before reductions	5,647,380
Expense reductions	(139,491)	5,507,889
Net investment income (loss)		6,314,997
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,616,926
Foreign currency transactions	7,633
Futures contracts	1,324,924
Total net realized gain (loss)		14,949,483
Change in net unrealized appreciation (depreciation) on: Investment securities	27,611,661
Assets and liabilities in foreign currencies	(9,841)
Futures contracts	(853,313)
Total change in net unrealized appreciation (depreciation)		26,748,507
Net gain (loss)		41,697,990
Net increase (decrease) in net assets resulting from operations		$ 48,012,987

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,314,997	$ 3,979,285
Net realized gain (loss)	14,949,483	18,204,829
Change in net unrealized appreciation (depreciation)	26,748,507	154,484,695
Net increase (decrease) in net assets resulting from operations	48,012,987	176,668,809
Distributions to shareholders from net investment income	(3,865,122)	(4,842,328)
Share transactions - net increase (decrease)	(85,843,295)	(29,607,058)
Total increase (decrease) in net assets	(41,695,430)	142,219,423

Net Assets
Beginning of period	775,498,655	633,279,232
End of period (including undistributed net investment income of $6,108,550 and undistributed net investment income of $3,663,993, respectively)	$ 733,803,225	$ 775,498,655
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	2,729,868	870,070	885,612
Reinvested	170,805	67,879	13,011
Redeemed	(6,832,162)	(2,590,797)	(1,093,977)
Net increase (decrease)	(3,931,489)	(1,652,848)	(195,354)

Dollars Sold	$ 41,720,058	$ 13,156,606	$ 13,251,573
Reinvested	2,623,558	1,042,625	198,939
Redeemed	(102,539,187)	(38,992,902)	(16,304,565)
Net increase (decrease)	$ (58,195,571)	$ (24,793,671)	$ (2,854,053)

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,861,113	1,609,284	1,388,002
Reinvested	309,123	114,933	19,452
Redeemed	(7,052,265)	(2,906,117)	(959,886)
Net increase (decrease)	(1,882,029)	(1,181,900)	447,568

Dollars Sold	$ 63,883,410	$ 21,117,379	$ 18,018,110
Reinvested	3,375,625	1,255,069	211,634
Redeemed	(88,846,190)	(36,517,831)	(12,104,264)
Net increase (decrease)	$ (21,587,155)	$ (14,145,383)	$ 6,125,480

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,623,558	$ 1,042,625	$ 198,939
From net realized gain	-	-	-
Total	$ 2,623,558	$ 1,042,625	$ 198,939
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,375,625	$ 1,255,069	$ 211,634
From net realized gain	-	-	-
Total	$ 3,375,625	$ 1,255,069	$ 211,634

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 11.71	$ 15.13	$ 17.74	$ 23.15
Income from Investment Operations
Net investment income (loss) C	.14 D	.08	.09	.12	.06
Net realized and unrealized gain (loss)	.94	3.38	(3.37)	(2.67)	(3.77)
Total from investment operations	1.08	3.46	(3.28)	(2.55)	(3.71)
Distributions from net investment income	(.08)	(.10)	(.14)	(.06)	(.29)
Distributions from net realized gain	-	-	-	-	(1.41)
Total distributions	(.08)	(.10)	(.14)	(.06)	(1.70)
Net asset value, end of period	$ 16.07	$ 15.07	$ 11.71	$ 15.13	$ 17.74
Total Return A, B	7.19%	29.87%	(21.84)%	(14.42)%	(17.07)%
Ratios to Average Net Assets E
Expenses before expense reductions	.72%	.72%	.70%	.69%	.68%
Expenses net of voluntary waivers, if any	.72%	.72%	.70%	.69%	.68%
Expenses net of all reductions	.70%	.70%	.66%	.67%	.66%
Net investment income (loss)	.91%	.64%	.68%	.79%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 459,975	$ 490,710	$ 403,476	$ 652,493	$ 951,875
Portfolio turnover rate	65%	62%	60%	89%	117%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 11.70	$ 15.11	$ 17.71	$ 23.12
Income from Investment Operations
Net investment income (loss) C	.12 D	.07	.08	.11	.04
Net realized and unrealized gain (loss)	.94	3.37	(3.37)	(2.67)	(3.76)
Total from investment operations	1.06	3.44	(3.29)	(2.56)	(3.72)
Distributions from net investment income	(.07)	(.08)	(.12)	(.04)	(.28)
Distributions from net realized gain	-	-	-	-	(1.41)
Total distributions	(.07)	(.08)	(.12)	(.04)	(1.69)
Net asset value, end of period	$ 16.05	$ 15.06	$ 11.70	$ 15.11	$ 17.71
Total Return A, B	7.06%	29.66%	(21.92)%	(14.49)%	(17.13)%
Ratios to Average Net Assets E
Expenses before expense reductions	.82%	.82%	.80%	.79%	.79%
Expenses net of voluntary waivers, if any	.82%	.82%	.80%	.79%	.79%
Expenses net of all reductions	.80%	.80%	.77%	.77%	.76%
Net investment income (loss)	.81%	.54%	.58%	.69%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 212,890	$ 224,660	$ 188,318	$ 278,446	$ 345,960
Portfolio turnover rate	65%	62%	60%	89%	117%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 11.64	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.10 F	.05	.05	.08	.01
Net realized and unrealized gain (loss)	.93	3.35	(3.34)	(2.66)	(3.34)
Total from investment operations	1.03	3.40	(3.29)	(2.58)	(3.33)
Distributions from net investment income	(.05)	(.06)	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	-	-	(1.41)
Total distributions	(.05)	(.06)	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 15.96	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Total Return B, C, D	6.89%	29.40%	(22.01)%	(14.64)%	(15.74)%
Ratios to Average Net Assets H
Expenses before expense reductions	.98%	.99%	.97%	.95%	.95% A
Expenses net of voluntary waivers, if any	.98%	.99%	.97%	.95%	.95% A
Expenses net of all reductions	.96%	.96%	.94%	.93%	.93% A
Net investment income (loss)	.65%	.37%	.41%	.53%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,938	$ 60,129	$ 41,486	$ 44,643	$ 25,827
Portfolio turnover rate	65%	62%	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Investment Grade Bond - Initial Class	4.46%	7.90%	7.60%
Fidelity VIP: Investment Grade Bond - Service ClassA	4.32%	7.77%	7.53%
Fidelity VIP: Investment Grade Bond - Service Class 2B	4.19%	7.58%	7.44%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio

Despite five increases in short-term interest rates by the Federal Reserve Board, the U.S. investment-grade bond market had a positive return for the year ending December 31, 2004. In that time, the Lehman Brothers® Aggregate Bond Index rose 4.34%. While that's roughly half of the benchmark's average annual return of 8.97%, it's better than many market analysts expected heading into 2004 given concerns about the potentially high levels of economic growth and subsequent inflation. However, the economic expansion was more moderate than anticipated, and the Fed reassured investors that rate tightening would be undertaken at a "measured pace." Among the spread sectors, corporate bonds and mortgages fared best fared best, as the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes rose 5.24% and 4.70%, respectively. Agencies hurt by the questionable accounting practices of a large government-sponsored enterprise, which held the Lehman Brothers U.S. Agency Index to a 3.33% return. Treasuries - the most interest-rate-sensitive bond category - advanced 3.54% according to the Lehman Brothers U.S. Treasury Index.

For the 12 months ending December 31, 2004, the portfolio's return was roughly in line with the Lehman Brothers Aggregate Bond Index and the 4.22% return of the LipperSM Variable Annuity Intermediate Investment Grade Debt Funds Average. Relative to the peer group average, I believe the portfolio was helped by my approach to managing the fund's interest rate sensitivity, which involved keeping it in line with its index. Adhering to that approach was beneficial in a volatile environment that proved treacherous to those investors trying to time interest rates. My decision to overweight spread products - such as corporate and mortgage securities - and heavily underweight Treasuries relative to the index also worked in our favor given that riskier assets outperformed during the year. In particular, our focus on BBB-rated corporate issues helped the fund's return, as they performed well in response to improving credit conditions and solid demand for high-yielding bonds. Selective investments in foreign corporate bonds denominated in U.S. dollars also generally aided performance. Detracting modestly from the portfolio's returns were a few small positions in the transportation industry. I subsequently trimmed some corporate holdings when I felt their prices reflected fair market value.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification (% of fund's net assets) as of December 31, 2004
U.S.Government and U.S.Government Agency Obligations	53.7%
AAA	6.9%
AA	4.7%
A	9.0%
BBB	13.8%
BB and Below	0.9%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	10.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of December 31, 2004
Years	4.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Financials	8.1
Telecommunication Services	3.6
Utilities	2.8
Energy	2.1
Consumer Discretionary	2.0
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 4,645,000	$ 5,169,959
Automobiles - 0.7%
Ford Motor Co.:
6.625% 10/1/28	690,000	643,596
7.45% 7/16/31	3,310,000	3,328,993
General Motors Corp.:
8.25% 7/15/23	3,580,000	3,729,186
8.375% 7/15/33	3,080,000	3,191,136
		10,892,911
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31	1,000,000	1,209,761
Cox Communications, Inc.:
7.125% 10/1/12	785,000	879,877
7.75% 11/1/10	3,350,000	3,837,405
Liberty Media Corp. 8.25% 2/1/30	1,265,000	1,438,382
News America, Inc. 6.2% 12/15/34 (a)	3,500,000	3,547,310
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,880,257
		12,792,992
TOTAL CONSUMER DISCRETIONARY		28,855,862
CONSUMER STAPLES - 0.4%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	1,870,000	2,103,888
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	955,000	1,034,789
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,749,835
		3,784,624
TOTAL CONSUMER STAPLES		5,888,512
ENERGY - 1.9%
Energy Equipment & Services - 0.3%
Petronas Capital Ltd. 7% 5/22/12 (a)	4,320,000	4,948,685
Oil & Gas - 1.6%
Amerada Hess Corp.:
6.65% 8/15/11	445,000	489,355
7.125% 3/15/33	1,145,000	1,258,998
7.375% 10/1/09	1,010,000	1,128,415
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	5,050,000	5,615,827

	Principal Amount	Value (Note 1)
Enterprise Products Operating LP:
4.625% 10/15/09 (a)	$ 630,000	$ 629,013
5.6% 10/15/14 (a)	445,000	448,947
Kinder Morgan Energy Partners LP 7.125% 3/15/12	1,180,000	1,349,002
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,847,800
7.375% 12/15/14	2,000,000	2,223,000
7.875% 2/1/09 (c)	1,200,000	1,348,200
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	4,370,000	5,163,535
Williams Companies, Inc.:
7.125% 9/1/11	1,055,000	1,152,588
7.5% 1/15/31	505,000	522,675
		25,177,355
TOTAL ENERGY		30,126,040
FINANCIALS - 8.0%
Capital Markets - 1.7%
Credit Suisse First Boston (USA), Inc. 4.625% 1/15/08	3,400,000	3,483,980
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,270,000	3,345,537
5.7% 9/1/12	2,935,000	3,111,156
6.125% 2/15/33	4,225,000	4,389,230
Merrill Lynch & Co., Inc. 4.125% 1/15/09	7,285,000	7,325,119
Morgan Stanley 6.6% 4/1/12	5,695,000	6,351,730
		28,006,752
Commercial Banks - 1.4%
Bank of America Corp. 7.4% 1/15/11	5,680,000	6,579,587
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,589,927
Fleet Financial Group, Inc. 7.125% 4/15/06	980,000	1,025,663
Korea Development Bank 3.875% 3/2/09	3,500,000	3,454,626
PNC Funding Corp. 5.75% 8/1/06	4,440,000	4,604,480
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,524,904
Wachovia Corp. 4.875% 2/15/14	1,455,000	1,450,166
Wells Fargo & Co. 4.2% 1/15/10	1,620,000	1,626,584
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	900,000	1,045,355
		22,901,292
Consumer Finance - 1.2%
Capital One Bank 4.875% 5/15/08	1,295,000	1,329,988
Ford Motor Credit Co. 7% 10/1/13	4,000,000	4,240,528
General Motors Acceptance Corp. 6.875% 9/15/11	1,860,000	1,906,115
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
4.125% 11/16/09	$ 1,295,000	$ 1,288,037
7% 5/15/12	835,000	953,551
Household International, Inc. 8.875% 2/15/08	3,775,000	3,996,151
MBNA Corp.:
6.25% 1/17/07	1,905,000	2,004,504
7.5% 3/15/12	3,005,000	3,471,670
		19,190,544
Diversified Financial Services - 1.1%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,557,865
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	830,000	894,487
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (a)	1,630,000	1,716,555
7.45% 11/24/33 (a)	1,200,000	1,330,066
J.P. Morgan Chase & Co.:
5.75% 1/2/13	3,500,000	3,708,845
6.75% 2/1/11	6,155,000	6,914,570
		17,122,388
Insurance - 0.4%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,505,000	1,510,882
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	3,109,000	3,374,257
Principal Life Global Funding I 6.25% 2/15/12 (a)	1,350,000	1,475,701
		6,360,840
Real Estate - 1.4%
Arden Realty LP 7% 11/15/07	5,000,000	5,448,715
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,376,644
EOP Operating LP:
4.65% 10/1/10	6,570,000	6,600,025
7% 7/15/11	1,725,000	1,945,357
Mack-Cali Realty LP 7.75% 2/15/11	2,700,000	3,131,144
Simon Property Group LP 5.625% 8/15/14 (a)	2,985,000	3,091,293
		22,593,178
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
4% 3/22/11	2,500,000	2,430,650
4.125% 9/15/09	4,500,000	4,479,827
Independence Community Bank Corp. 3.75% 4/1/14 (c)	1,490,000	1,436,253

	Principal Amount	Value (Note 1)
Washington Mutual, Inc.:
4.375% 1/15/08	$ 2,330,000	$ 2,366,332
4.625% 4/1/14	3,000,000	2,868,159
		13,581,221
TOTAL FINANCIALS		129,756,215
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,445,000	2,121,038
7.45% 5/1/34 (a)	840,000	716,100
		2,837,138
Airlines - 0.2%
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,335,000	1,316,850
7.92% 5/18/12	3,700,000	2,849,000
		4,165,850
TOTAL INDUSTRIALS		7,002,988
MATERIALS - 0.5%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	1,155,000	1,153,218
5.5% 10/1/14	540,000	543,182
6.5% 10/1/34	975,000	992,996
		2,689,396
Containers & Packaging - 0.2%
Sealed Air Corp.:
5.625% 7/15/13 (a)	745,000	770,716
6.875% 7/15/33 (a)	1,565,000	1,690,017
		2,460,733
Paper & Forest Products - 0.1%
International Paper Co.:
4.25% 1/15/09	635,000	637,325
5.5% 1/15/14	1,595,000	1,647,654
		2,284,979
TOTAL MATERIALS		7,435,108
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.1%
AT&T Broadband Corp. 8.375% 3/15/13	1,500,000	1,849,644
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,920,000	2,391,441
BellSouth Corp. 5.2% 9/15/14	4,000,000	4,076,888
British Telecommunications PLC 8.875% 12/15/30	3,000,000	4,017,063
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 8.75% 6/15/30	$ 3,250,000	$ 4,291,489
France Telecom SA 9.5% 3/1/31	6,550,000	8,879,128
SBC Communications, Inc. 6.45% 6/15/34	5,400,000	5,785,382
Sprint Capital Corp. 6.875% 11/15/28	2,040,000	2,233,365
Telecom Italia Capital:
4.95% 9/30/14 (a)	1,175,000	1,151,193
5.25% 11/15/13	4,500,000	4,548,308
Telefonica Europe BV 7.75% 9/15/10	1,325,000	1,553,814
Verizon Global Funding Corp.:
7.25% 12/1/10	3,090,000	3,540,173
7.75% 12/1/30	5,000,000	6,216,630
		50,534,518
Wireless Telecommunication Services - 0.3%
America Movil SA de CV:
4.125% 3/1/09	1,585,000	1,561,442
5.5% 3/1/14	1,430,000	1,412,704
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,070,000	1,261,120
		4,235,266
TOTAL TELECOMMUNICATION SERVICES		54,769,784
UTILITIES - 2.8%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,260,000	3,380,985
DTE Energy Co. 7.05% 6/1/11	2,004,000	2,269,227
Duke Capital LLC:
6.25% 2/15/13	805,000	870,029
6.75% 2/15/32	4,610,000	5,016,639
Exelon Corp. 6.75% 5/1/11	2,250,000	2,516,904
FirstEnergy Corp. 6.45% 11/15/11	830,000	901,770
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	1,795,000	1,827,183
5.875% 10/1/12	1,955,000	2,071,598
Monongahela Power Co. 5% 10/1/06	2,260,000	2,300,813
Progress Energy, Inc. 7.1% 3/1/11	4,660,000	5,238,972
		26,394,120

	Principal Amount	Value (Note 1)
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	$ 445,000	$ 502,197
NiSource Finance Corp. 7.875% 11/15/10	5,305,000	6,236,447
		6,738,644
Multi-Utilities & Unregulated Power - 0.7%
Constellation Energy Group, Inc. 7% 4/1/12	5,150,000	5,870,228
Dominion Resources, Inc.:
6.25% 6/30/12	4,220,000	4,607,350
8.125% 6/15/10	1,200,000	1,412,438
		11,890,016
TOTAL UTILITIES		45,022,780
TOTAL NONCONVERTIBLE BONDS (Cost $294,867,563)		308,857,289
U.S. Government and Government Agency Obligations - 16.1%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
2.5% 6/15/06	2,185,000	2,165,711
5.5% 3/15/11	13,505,000	14,482,100
Freddie Mac:
3.625% 9/15/08	8,515,000	8,517,929
4% 6/12/13	4,640,000	4,431,604
4.25% 7/15/09	41,820,000	42,546,873
5.75% 1/15/12	7,740,000	8,432,095
5.875% 3/21/11	6,035,000	6,515,682
6.625% 9/15/09	3,000,000	3,355,023
6.75% 3/15/31	2,459,000	2,988,600
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	463,066	487,548
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	851	857
Series 1994-A, 7.12% 4/15/06	1,758	1,805
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	1,545	1,612
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		93,927,439
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Protected Obligations - 4.3%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$ 20,251,600	$ 21,655,764
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	15,112,650	14,965,650
2% 1/15/14	30,989,400	32,074,029
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		68,695,443
U.S. Treasury Obligations - 6.0%
U.S. Treasury Bonds 6.25% 5/15/30	24,015,000	28,711,998
U.S. Treasury Notes:
1.625% 2/28/06	20,000,000	19,728,900
3.125% 5/15/07	14,018,000	14,010,879
3.125% 4/15/09	15,651,000	15,413,793
4% 11/15/12	15,000,000	14,974,800
4.75% 5/15/14	3,685,000	3,840,172
TOTAL U.S. TREASURY OBLIGATIONS		96,680,542
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $254,602,153)		259,303,424
U.S. Government Agency - Mortgage Securities - 33.3%

Fannie Mae - 30.1%
3.827% 12/1/34 (c)	100,000	100,219
3.836% 6/1/33 (c)	238,302	238,486
3.941% 10/1/34 (c)	417,235	420,216
4% 8/1/18 to 10/1/18	1,439,521	1,407,933
4% 1/1/20 (b)	33,309,930	32,487,591
4.021% 12/1/34 (c)	325,000	326,930
4.037% 12/1/34 (c)	198,597	200,249
4.048% 1/1/35 (c)	275,000	276,998
4.072% 12/1/34 (c)	525,000	529,102
4.105% 1/1/35 (c)	598,446	596,164
4.17% 11/1/34 (c)	524,964	527,807
4.324% 12/1/34 (c)	199,996	203,240
4.5% 1/1/20 (b)	26,330,000	26,223,034
4.5% 6/1/33 to 10/1/33	18,353,203	17,771,071
4.549% 8/1/34 (c)	723,295	740,282
5% 10/1/17 to 11/1/34	65,999,326	66,519,368
5% 1/1/20 (b)	3,860,997	3,920,119
5% 1/1/35 (b)	64,364,782	63,801,590
5.5% 4/1/13 to 10/1/34	61,742,085	63,191,945
5.5% 1/1/20 (b)	10,003,044	10,334,395
5.5% 1/1/35 (b)	96,316,299	97,670,738
6% 2/1/13 to 1/1/29	15,920,932	16,693,783
6% 1/1/35 (b)	339,133	350,367

	Principal Amount	Value (Note 1)
6.5% 3/1/13 to 2/1/33	$ 69,066,960	$ 72,831,539
6.5% 1/1/20 (b)	2,075,384	2,199,907
7% 3/1/15 to 8/1/32	1,754,660	1,866,752
7.5% 8/1/08 to 11/1/31	3,253,159	3,489,929
8% 3/1/30	3,319	3,599
8.5% 3/1/25 to 6/1/25	3,449	3,793
TOTAL FANNIE MAE		484,927,146
Freddie Mac - 1.9%
4% 1/1/20 (b)	30,000,000	29,287,500
4.985% 8/1/33 (c)	230,759	237,015
8.5% 3/1/20 to 1/1/28	412,357	453,133
TOTAL FREDDIE MAC		29,977,648
Government National Mortgage Association - 1.3%
6% 8/15/08 to 8/15/29	5,360,302	5,578,488
6.5% 10/15/27 to 9/15/32	2,206,764	2,328,848
7% 1/15/28 to 11/15/32	11,905,702	12,659,575
7.5% 3/15/06 to 10/15/28	881,068	950,911
8% 2/15/17	22,696	24,848
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		21,542,670
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $533,760,458)		536,447,464
Asset-Backed Securities - 2.9%

ACE Securities Corp. Series 2004-HE1:
Class M1, 2.9175% 2/25/34 (c)	650,000	650,110
Class M2, 3.5175% 2/25/34 (c)	725,000	725,257
AmeriCredit Automobile Receivables Trust Series 2003-BX Class A4B, 2.7113% 1/6/10 (c)	1,570,000	1,578,517
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.8475% 4/25/34 (c)	360,000	360,006
Class M2, 2.8975% 4/25/34 (c)	275,000	275,005
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.5175% 1/25/32 (c)	745,000	748,078
Argent Securities, Inc. Series 2004-W5 Class M1, 3.0175% 4/25/34 (c)	1,165,000	1,166,549
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.2025% 7/15/11 (c)	2,230,000	2,270,635
Series 2004-6 Class B, 4.15% 7/16/12	3,005,000	3,001,788
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Chase Manhattan Auto Owner Trust Series 2001-A Class A4, 5.07% 2/15/08	$ 2,725,723	$ 2,737,094
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09 (c)	4,500,000	4,560,055
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.9175% 5/25/34 (c)	1,525,000	1,525,025
Series 2004-3 Class M1, 2.9175% 6/25/34 (c)	425,000	425,437
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	7,000,000	7,247,648
Series 2003-4 Class B1, 2.7325% 5/16/11 (c)	2,620,000	2,633,966
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.9675% 3/25/34 (c)	125,000	125,002
Class M4, 3.3175% 3/25/34 (c)	100,000	100,002
Class M6, 3.6675% 3/25/34 (c)	100,000	100,103
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.9675% 1/25/34 (c)	1,350,000	1,350,023
Class M2, 3.5675% 1/25/34 (c)	1,550,000	1,550,025
GSAMP Trust Series 2004-FM2:
Class M1, 2.9175% 1/25/34 (c)	1,000,000	1,000,017
Class M2, 3.5175% 1/25/34 (c)	400,000	400,006
Class M3, 3.7175% 1/25/34 (c)	400,000	400,006
Home Equity Asset Trust Series 2002-4 Class M2, 4.4675% 3/25/33 (c)	550,000	558,167
MBNA Credit Card Master Note Trust:
Series 2001-A1 Class A1, 5.75% 10/15/08	1,800,000	1,860,648
Series 2003-B3 Class B3, 2.7775% 1/18/11 (c)	1,810,000	1,817,912
Series 2003-B5 Class B5, 2.7725% 2/15/11 (c)	725,000	730,714
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.9175% 7/25/34 (c)	625,000	625,010
Class M2, 2.9675% 7/25/34 (c)	100,000	100,002
Class M3, 3.3675% 7/25/34 (c)	225,000	225,004
Class M4, 3.5175% 7/25/34 (c)	150,000	150,002
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.3175% 5/25/33 (c)	455,000	461,360
Series 2003-NC5 Class M2, 4.4175% 4/25/33 (c)	825,000	840,240
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.4675% 11/25/32 (c)	750,000	757,973

	Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	$ 2,255,000	$ 2,311,306
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.7775% 2/25/34 (c)	430,021	430,028
TOTAL ASSET-BACKED SECURITIES (Cost $45,313,325)		45,798,720
Collateralized Mortgage Obligations - 2.5%

Private Sponsor - 0.4%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 2.7875% 4/25/34 (c)	1,089,516	1,091,124
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	537,160	549,918
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	533,256	547,754
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 3.82% 6/10/35 (a)(c)	1,204,144	1,225,148
Class B4, 4.02% 6/10/35 (a)(c)	1,077,392	1,096,013
Class B5, 4.62% 6/10/35 (a)(c)	736,136	752,033
Class B6, 5.12% 6/10/35 (a)(c)	433,882	444,498
TOTAL PRIVATE SPONSOR		5,706,488
U.S. Government Agency - 2.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17	5,810,000	5,845,071
4.5% 7/25/18	2,455,000	2,435,349
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,665,935
Series 2677 Class LD, 4.5% 3/15/17	8,240,218	8,237,308
Series 2702 Class WB, 5% 4/15/17	2,947,632	3,001,500
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2885 Class PC, 4.5% 3/15/18	$ 2,395,000	$ 2,408,900
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,022,366	1,816,512
TOTAL U.S. GOVERNMENT AGENCY		34,410,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,082,274)		40,117,063
Commercial Mortgage Securities - 5.3%

Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 2.7675% 1/25/35 (a)(c)	1,996,572	1,996,572
Class A2, 2.8175% 1/25/35 (a)(c)	299,486	299,486
Class M1, 2.8975% 1/25/35 (a)(c)	349,400	349,400
Class M2, 3.3975% 1/25/35 (a)(c)	199,657	199,657
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(c)	1,345,000	1,480,952
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,655,220
COMM:
floater:
Series 2002-FL7 Class D, 2.9725% 11/15/14 (a)(c)	735,000	736,981
Series 2003-FL9 Class B, 2.9025% 11/15/15 (a)(c)	1,381,378	1,385,501
Series 2004-LBN2 Class X2, 1.2743% 3/10/39 (a)(c)(e)	4,982,239	212,451
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	2,777,685	2,863,595
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 2.7225% 11/15/14 (a)(c)	2,500,000	2,503,720
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,217,635

	Principal Amount	Value (Note 1)
Series 1999-C1 Class A2, 7.29% 9/15/41	$ 3,500,000	$ 3,929,188
Series 2000-C1 Class A2, 7.545% 4/15/62	1,100,000	1,255,886
Series 2004-C1 Class A3, 4.321% 1/15/37	1,505,000	1,495,934
Series 1997-C2 Class D, 7.27% 1/17/35	1,750,000	1,934,027
Series 1998-C1 Class C, 6.78% 5/17/40	5,000,000	5,477,787
Series 2001-CKN5 Class AX, 1.2221% 9/15/34 (a)(c)(e)	31,167,356	2,067,920
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (a)(c)(e)	24,490,000	979,456
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,120,000	1,231,926
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,439,172
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	500,000	524,151
Class C1, 7.52% 5/15/06 (a)	500,000	524,874
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	3,984,632	4,220,299
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	3,404,715	3,485,457
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	1,860,000	1,896,043
Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,244,752
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	1,645,000	1,811,739
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,205,018
Series 1998-GLII Class E, 7.1905% 4/13/31 (c)	245,000	257,161
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,292,622
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,531,131
Series 2001-C3 Class A1, 6.058% 6/15/20	5,143,053	5,430,523
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	$ 2,600,000	$ 2,483,609
Class C, 4.13% 11/20/37 (a)	2,600,000	2,372,500
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,468,969
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,662,191
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,390,000	1,479,325
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	2,385,000	2,418,940
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $83,512,571)		86,021,770
Foreign Government and Government Agency Obligations - 1.4%

Chilean Republic:
5.625% 7/23/07	2,300,000	2,407,813
7.125% 1/11/12	3,470,000	3,983,994
Korean Republic 4.875% 9/22/14	1,700,000	1,681,492
State of Israel 4.625% 6/15/13	725,000	692,828
United Mexican States:
5.875% 1/15/14	1,295,000	1,326,728
6.75% 9/27/34	3,835,000	3,787,063
7.5% 4/8/33	8,587,000	9,273,960
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,947,236)		23,153,878
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,938,536
Fixed-Income Funds - 11.8%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $189,752,518)	1,909,521	190,016,425
Cash Equivalents - 23.7%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 2.28%, dated 12/31/04 due 1/3/05 (Cost $381,814,000) (f)	$ 381,886,429	$ 381,814,000
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $1,847,358,646)		1,873,468,569
NET OTHER ASSETS - (16.3)%		(262,052,423)
NET ASSETS - 100%		$ 1,611,416,146
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 1,800,000	5,856
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	700,000	2,277
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,400,000	$ 5,112
Receive quarterly notional amount multiplied by .87% and pay Merrill Lynch, Inc. upon default of Raytheon Co., par value of the notional amount of Raytheon Co. 5.375% 4/1/13	June 2008	5,000,000	96,314
TOTAL CREDIT DEFAULT SWAP		8,900,000	109,559
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.524% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	May 2007	12,000,000	17,987
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	90,000,000	(684,270)
TOTAL INTEREST RATE SWAP		102,000,000	(666,283)
Total Return Swap
Receive monthly a return equal to Lehman Brothers for CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	10,000,000	103,426

	Expiration Date	Notional Amount	Value

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America

	Jan. 2005	$ 10,000,000	$ (34,704)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	10,000,000	(11,122)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	10,000,000	133,074
TOTAL TOTAL RETURN SWAP		40,000,000	190,674
		$ 150,900,000	$ (366,050)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to 69,247,712 or 4.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$381,814,000 due 1/3/05 at 2.28%
Banc of America Securities LLC.	$ 58,606,652
Bank of America, National Association	44,231,435
Barclays Capital Inc.	53,837,906
Bear Stearns & Co. Inc.	33,173,577
Countrywide Securities Corporation	5,528,929
Goldman, Sachs & Co.	44,231,435
J.P. Morgan Securities, Inc.	11,057,859
Morgan Stanley & Co. Incorporated.	26,096,547
UBS Securities LLC	66,347,154
Wachovia Capital Markets, LLC	27,644,647
WestLB AG	11,057,859
$ 381,814,000
Income Tax Information

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $24,301,000 or, if different, the net capital gain of such year, and for dividends with respect to the taxable year ended December 31, 2003, $17,470,000 or, if different, the excess of (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004
Assets
Investment in securities, at value (including repurchase agreements of $381,814,000) (cost $1,847,358,646) - See accompanying schedule		$ 1,873,468,569
Receivable for investments sold		738,404
Receivable for fund shares sold		1,404,617
Interest receivable		10,894,032
Prepaid expenses		6,062
Total assets		1,886,511,684

Liabilities
Payable to custodian bank	$ 3,700
Payable for investments purchased Regular delivery	4,411,984
Delayed delivery	268,030,904
Payable for fund shares redeemed	1,321,796
Swap agreements, at value	366,050
Accrued management fee	569,169
Distribution fees payable	42,089
Other affiliated payables	141,569
Other payables and accrued expenses	208,277
Total liabilities		275,095,538

Net Assets		$ 1,611,416,146
Net Assets consist of:
Paid in capital		$ 1,492,685,250
Undistributed net investment income		59,329,661
Accumulated undistributed net realized gain (loss) on investments		33,657,362
Net unrealized appreciation (depreciation) on investments		25,743,873
Net Assets		$ 1,611,416,146

Initial Class: Net Asset Value, offering price and redemption price per share ($1,374,971,627 ÷ 103,761,799 shares)		$ 13.25

Service Class: Net Asset Value, offering price and redemption price per share ($50,142,834 ÷ 3,803,176 shares)		$ 13.18

Service Class 2: Net Asset Value, offering price and redemption price per share ($186,301,685 ÷ 14,241,911 shares)		$ 13.08

Statement of Operations

	Year ended December 31, 2004
Investment Income
Interest		$ 66,998,813
Security lending		45,551
Total income		67,044,364

Expenses
Management fee	$ 6,787,838
Transfer agent fees	1,083,006
Distribution fees	402,351
Accounting and security lending fees	621,799
Non-interested trustees' compensation	8,868
Custodian fees and expenses	80,161
Audit	53,510
Legal	3,436
Miscellaneous	243,840
Total expenses before reductions	9,284,809
Expense reductions	(3,322)	9,281,487
Net investment income		57,762,877
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	34,123,429
Swap agreements	3,049,746
Total net realized gain (loss)		37,173,175
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,733,829)
Swap agreements	(947,280)
Delayed delivery commitments	(6,281)
Total change in net unrealized appreciation (depreciation)		(26,687,390)
Net gain (loss)		10,485,785
Net increase (decrease) in net assets resulting from operations		$ 68,248,662

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,762,877	$ 67,814,156
Net realized gain (loss)	37,173,175	46,329,913
Change in net unrealized appreciation (depreciation)	(26,687,390)	(17,351,198)
Net increase (decrease) in net assets resulting from operations	68,248,662	96,792,871
Distributions to shareholders from net investment income	(66,752,508)	(82,217,412)
Distributions to shareholders from net realized gain	(48,129,691)	(28,967,100)
Total distributions	(114,882,199)	(111,184,512)
Share transactions - net increase (decrease)	(4,083,226)	(361,117,397)
Total increase (decrease) in net assets	(50,716,763)	(375,509,038)

Net Assets
Beginning of period	1,662,132,909	2,037,641,947
End of period (including undistributed net investment income of $59,329,661 and undistributed net investment income of $68,804,726, respectively)	$ 1,611,416,146	$ 1,662,132,909
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	8,574,911	3,638,367	8,102,610
Reinvested	8,127,198	133,843	666,249
Redeemed	(24,926,667)	(1,314,273)	(3,077,343)
Net increase (decrease)	(8,224,558)	2,457,937	5,691,516

Dollars Sold	$ 111,904,360	$ 47,309,999	$ 104,259,091
Reinvested	104,678,315	1,715,870	8,488,014
Redeemed	(325,781,316)	(17,025,100)	(39,632,459)
Net increase (decrease)	$ (109,198,641)	$ 32,000,769	$ 73,114,646
Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	23,978,195	1,752,061	7,214,822
Reinvested	8,213,993	2,020	300,111
Redeemed	(63,630,168)	(480,248)	(4,242,792)
Net increase (decrease)	(31,437,980)	1,273,833	3,272,141

Dollars Sold	$ 320,978,012	$ 23,516,680	$ 95,735,008
Reinvested	107,274,755	26,323	3,883,434
Redeemed	(849,723,435)	(6,448,689)	(56,359,485)
Net increase (decrease)	$ (421,470,668)	$ 17,094,314	$ 43,258,957
Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 60,884,326	$ 1,005,257	$ 4,862,925
From net realized gain	43,793,989	710,613	3,625,089
Total	$ 104,678,315	$ 1,715,870	$ 8,488,014
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 79,353,928	$ 19,279	$ 2,844,205
From net realized gain	27,920,827	7,044	1,039,229
Total	$ 107,274,755	$ 26,323	$ 3,883,434

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.65	$ 13.70	$ 12.92	$ 12.59	$ 12.16
Income from Investment Operations
Net investment income C	.476	.467	.610	.685 E	.771
Net realized and unrealized gain (loss)	.104	.213	.680	.335 E	.499
Total from investment operations	.580	.680	1.290	1.020	1.270
Distributions from net investment income	(.570)	(.540)	(.510)	(.690)	(.840)
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.980)	(.730)	(.510)	(.690)	(.840)
Net asset value, end of period	$ 13.25	$ 13.65	$ 13.70	$ 12.92	$ 12.59
Total Return A, B	4.46%	5.20%	10.34%	8.46%	11.22%
Ratios to Average Net Assets D
Expenses before expense reductions	.56%	.54%	.54%	.54%	.54%
Expenses net of voluntary waivers, if any	.56%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.56%	.54%	.53%	.54%	.54%
Net investment income	3.65%	3.48%	4.71%	5.47% E	6.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,374,972	$ 1,528,417	$ 1,965,036	$ 1,445,925	$ 739,911
Portfolio turnover rate	170%	218%	192%	278%	154%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 13.66	$ 12.89	$ 12.58	$ 11.80
Income from Investment Operations
Net investment income E	.456	.448	.591	.674 H	.377
Net realized and unrealized gain (loss)	.104	.212	.679	.326 H	.403
Total from investment operations	.560	.660	1.270	1.000	.780
Distributions from net investment income	(.580)	(.520)	(.500)	(.690)	-
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.990)	(.710)	(.500)	(.690)	-
Net asset value, end of period	$ 13.18	$ 13.61	$ 13.66	$ 12.89	$ 12.58
Total Return B, C, D	4.32%	5.06%	10.20%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.66%	.64%	.64%	.64%	.64% A
Expenses net of voluntary waivers, if any	.66%	.64%	.64%	.64%	.64% A
Expenses net of all reductions	.66%	.64%	.64%	.64%	.64% A
Net investment income	3.54%	3.38%	4.60%	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,143	$ 18,305	$ 975	$ 115	$ 107
Portfolio turnover rate	170%	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.57	$ 12.82	$ 12.54	$ 12.06
Income from Investment Operations
Net investment income E	.435	.427	.571	.643 H	.686
Net realized and unrealized gain (loss)	.105	.213	.679	.327 H	.634
Total from investment operations	.540	.640	1.250	.970	1.320
Distributions from net investment income	(.550)	(.520)	(.500)	(.690)	(.840)
Distributions from net realized gain	(.410)	(.190)	-	-	-
Total distributions	(.960)	(.710)	(.500)	(.690)	(.840)
Net asset value, end of period	$ 13.08	$ 13.50	$ 13.57	$ 12.82	$ 12.54
Total Return B, C, D	4.19%	4.94%	10.09%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81%	.79%	.79%	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81%	.79%	.79%	.82%	1.05% A
Expenses net of all reductions	.81%	.79%	.79%	.82%	1.05% A
Net investment income	3.39%	3.23%	4.45%	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,302	$ 115,411	$ 71,631	$ 18,225	$ 229
Portfolio turnover rate	170%	218%	192%	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Life of fund A
Fidelity ® VIP: Mid Cap Portfolio - Initial Class	24.92%	15.11%	20.74%
Fidelity VIP: Mid Cap Portfolio - Service Class B	24.77%	14.98%	20.61%
Fidelity VIP: Mid Cap Portfolio - Service Class 2 C	24.60%	14.81%	20.46%

A From December 28, 1998.

B Performance for Service Class shares reflects an asset based distribution fee (12b-1).

C The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset based distribution fee (12b-1 fee). Returns from December 28, 1998 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Mid Cap Portfolio - Initial Class on December 28, 1998, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P® MidCap 400 Index performed the same period.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio

Management's Discussion of Fund Performance

Comments from Thomas Allen, Portfolio Manager of Fidelity® Variable Insurance Products: Mid Cap Portfolio

The year ending December 31, 2004, generally was positive for equity investors, as many stock market benchmarks produced double-digit gains. Broad-based themes included the continued dominance of small-cap stocks, which outperformed large-caps for the sixth consecutive year. The small-cap Russell 2000® Index was up 18.33% in 2004, while the larger-cap Standard & Poor's 500SM Index rose 10.88%. Value stocks ended the year well ahead of growth stocks: The Russell 3000® Value Index advanced 16.94%, compared to 6.93% for the Russell 3000 Growth Index. Energy and basic materials stocks led the market upward. Energy stocks were boosted by record-high oil prices, while strong demand from China helped support commodity prices. The health care sector was among the market's weakest performers. Technology also fell off the pace, though it was helped by a rally late in the year. The tech-heavy NASDAQ Composite® Index returned 9.15%, thanks primarily to a 14.87% jump in the fourth quarter. Elsewhere, the Dow Jones Industrial AverageSM gained 5.37% for the year.

For the 12-month period that ended December 31, 2004, the fund solidly outperformed both the Standard & Poor's® MidCap 400 Index, which gained 16.48%, and the LipperSM Variable Annuity Mid-Cap Funds Average, which rose 15.30%. Rising oil prices helped boost many energy stocks during the period, and the fund was fortunate to own some of those that rose more than others, including Southwestern Energy and PetroKazakhstan, based in the former Soviet Union. Favorable stock selection in health care equipment and services companies, such as pharmacy benefits manager Caremark Rx, also helped the fund beat its index, as did an underweighting in the weak semiconductor group. The fund's overweighting in materials turned out to be a double-edged sword: Steel stocks worked very well, driven by tight supply, increasing demand from emerging markets and a moderately weaker U.S. dollar, while our gold-related holdings performed poorly, including such names as Newmont Mining, Buenaventura Mining and Harmony Gold.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Variable Insurance Products Fund: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of December 31, 2004
% of fund's net assets
Newmont Mining Corp.	2.5
Nucor Corp.	2.4
Invitrogen Corp.	2.4
Steel Dynamics, Inc.	1.6
Charles River Laboratories International, Inc.	1.6
10.5
Top Five Market Sectors as of December 31, 2004
% of fund's net assets
Materials	18.4
Health Care	15.9
Energy	13.5
Industrials	11.2
Consumer Discretionary	11.0
Asset Allocation as of December 31, 2004
% of fund's net assets *
Stocks	96.7%
Short-Term Investments and Net Other Assets	3.3%
* Foreign investments 27.3%

Mid Cap Portfolio

Fidelity Variable Insurance Products Fund: Mid Cap Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.7%
Amerigon, Inc. (a)	100	$ 374
Autoliv, Inc.	144,100	6,960,030
Bharat Forge Ltd.	55,244	1,373,947
BorgWarner, Inc.	146,100	7,914,237
China Yuchai International Ltd. (a)	100	1,328
Continental AG	100	6,339
Gentex Corp.	532,100	19,698,342
IMPCO Technologies, Inc. (a)(e)	1,506,400	11,373,320
Johnson Controls, Inc.	200	12,688
LKQ Corp. (a)	315,337	6,328,814
Nokian Tyres Ltd.	96,700	14,665,743
Starcraft Corp. (a)	105	1,469
		68,336,631
Automobiles - 0.1%
Bajaj Auto Ltd.	35,300	923,268
Denway Motors Ltd.	4,000	1,428
Fiat Spa sponsord ADR (a)	100	798
Harley-Davidson, Inc.	100	6,075
Hero Honda Motors Ltd.	221,071	2,925,549
Mahindra & Mahindra Ltd.	100	1,261
Maruti Udyog Ltd.	100	1,068
Tata Motors Ltd.	100	1,168
Thor Industries, Inc.	200	7,410
		3,868,025
Distributors - 0.0%
Educational Development Corp.	100	1,044
Li & Fung Ltd.	2,000	3,371
		4,415
Hotels, Restaurants & Leisure - 3.1%
Accor SA	100	4,369
AFC Enterprises, Inc. (a)	100	2,365
Applebee's International, Inc.	150	3,968
BJ's Restaurants, Inc. (a)	100	1,400
Buffalo Wild Wings, Inc. (a)	208,000	7,240,480
Jack in the Box, Inc. (a)	23,600	870,132
Jurys Doyle Hotel Group PLC (Ireland)	100	1,671
Krispy Kreme Doughnuts, Inc. (a)	100	1,260
Kuoni Reisen Holding AG Class B (Reg.)	100	43,881
Outback Steakhouse, Inc.	773,700	35,419,986
P.F. Chang's China Bistro, Inc. (a)	100	5,635
Red Robin Gourmet Burgers, Inc. (a)	198,000	10,587,060
Royal Caribbean Cruises Ltd.	511,000	27,818,840
Sonic Corp. (a)	1,372,825	41,871,163
Total Entertainment Restaurant Corp. (a)	100	1,192
		123,873,402
Household Durables - 1.3%
Alba PLC	581,101	7,137,036
Arcelik AS (a)	100	1
Fedders Corp.	100	362
Garmin Ltd.	51	3,103

	Shares	Value (Note 1)
George Wimpey PLC	100	$ 776
Harman International Industries, Inc.	118,400	15,036,800
Hovnanian Enterprises, Inc. Class A (a)	200	9,904
LG Electronics, Inc.	167,270	10,357,427
Makita Corp. sponsored ADR	100	1,775
Rational AG	39,471	3,665,649
Sekisui House Ltd.	877,000	10,222,962
Skyworth Digital Holdings Ltd.	2,052	306
Toll Brothers, Inc. (a)	105,000	7,204,050
William Lyon Homes, Inc. (a)	100	7,024
		53,647,175
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	200	1,682
Alloy, Inc. (a)	100	807
Audible, Inc. (a)	100	2,605
GSI Commerce, Inc. (a)	100	1,778
Overstock.com, Inc. (a)	100	6,900
Provide Commerce, Inc.	65,200	2,422,180
Rakuten, Inc. (d)	301	343,815
Rakuten, Inc. New (a)(d)	2,709	3,094,338
ValueVision Media, Inc. Class A (a)	100	1,391
		5,875,496
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	100	2,652
Asia Optical Co., Inc.	28,718	159,896
Jumbo SA	295,690	2,302,419
Mega Bloks, Inc. (a)	100	1,588
Oakley, Inc.	100	1,275
Polaris Industries, Inc.	200	13,604
SCP Pool Corp.	225	7,178
SHIMANO, Inc.	100	2,856
		2,491,468
Media - 0.6%
Astral Media, Inc. Class A (non-vtg.)	365,800	9,931,470
Chum Ltd. Class B (non-vtg.)	200	4,958
Clear Media Ltd. (a)	243,000	226,656
Cumulus Media, Inc. Class A (a)	100	1,508
E.W. Scripps Co. Class A	100	4,828
Fox Entertainment Group, Inc. Class A (a)	100	3,126
Gemstar-TV Guide International, Inc. (a)	100	592
Getty Images, Inc. (a)	100	6,885
Grupo Televisa SA de CV sponsored ADR	100	6,050
Harris Interactive, Inc. (a)	100	790
Impresa SGPS (a)	100	787
Insignia Systems, Inc. (a)	100	218
JC Decaux SA (a)	100	2,914
Modern Times Group AB (MTG) (B Shares) (a)	100	2,724
Padmalaya Telefilms Ltd. (a)	100	122
Saga Communications, Inc. Class A (a)	100	1,685
Salem Communications Corp. Class A (a)	48,300	1,205,085
SBS Broadcasting SA (a)	100	4,023
Scholastic Corp. (a)	100	3,696
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
SKY Perfect Communications, Inc.	5,512	$ 5,973,172
Sogecable SA (a)	100	4,430
Spanish Broadcasting System, Inc. Class A (a)	100	1,056
TiVo, Inc. (a)	100	587
Trader Classified Media NV (A Shares)	100	1,384
Zee Telefilms Ltd.	1,820,140	7,219,538
		24,608,284
Multiline Retail - 0.1%
99 Cents Only Stores (a)	100	1,616
Dollar General Corp.	100	2,077
Dollar Tree Stores, Inc. (a)	100	2,868
Don Quijote Co. Ltd. (d)	113,100	5,774,802
Family Dollar Stores, Inc.	100	3,123
		5,784,486
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A	100	4,695
AC Moore Arts & Crafts, Inc. (a)	705,100	20,313,931
Advance Auto Parts, Inc. (a)	200	8,736
Aeropostale, Inc. (a)	100	2,943
Best Buy Co., Inc.	200	11,884
CarMax, Inc. (a)	622,400	19,325,520
Chico's FAS, Inc. (a)	100	4,553
Cost Plus, Inc. (a)	142,700	4,584,951
Esprit Holdings Ltd.	500	3,023
French Connection Group PLC	100	471
Genesco, Inc. (a)	100	3,114
Guitar Center, Inc. (a)	100	5,269
Hot Topic, Inc. (a)	323,883	5,567,549
KOMERI Co. Ltd. (d)	672,100	18,306,737
Michaels Stores, Inc.	200	5,994
Nitori Co. Ltd. (d)	233,050	15,221,171
O'Reilly Automotive, Inc. (a)	100	4,505
Pacific Sunwear of California, Inc. (a)	305,000	6,789,300
Pantaloon Retail India Ltd.	100	1,689
Peacock Group PLC	1,271,844	6,638,792
PETsMART, Inc.	24,000	852,720
Pier 1 Imports, Inc.	100	1,970
RONA, Inc. (a)	100,000	3,400,000
Ross Stores, Inc.	43,900	1,267,393
Sa Sa International Holdings Ltd.	2,000	1,074
Select Comfort Corp. (a)	100	1,794
Sharper Image Corp. (a)	100	1,885
Shimamura Co. Ltd.	100	7,303
TBC Corp. New (a)	100	2,780
The Bombay Company, Inc. (a)	100	553
Tiffany & Co., Inc.	57,100	1,825,487
Tractor Supply Co. (a)	100	3,721

	Shares	Value (Note 1)
Urban Outfitters, Inc. (a)	400	$ 17,760
Williams-Sonoma, Inc. (a)	54,700	1,916,688
		106,105,955
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co. (a)	579,600	34,549,956
Compagnie Financiere Richemont unit	100	3,322
Folli Follie SA	42,980	1,259,378
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	100	3,399
K-Swiss, Inc. Class A	200	5,824
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	100	3,086
NIKE, Inc. Class B	100	9,069
Polo Ralph Lauren Corp. Class A	100	4,260
Quiksilver, Inc. (a)	200	5,958
Ted Baker PLC	945,208	8,761,144
The Swatch Group AG (Bearer)	100	14,647
Timberland Co. Class A (a)	100	6,267
Weyco Group, Inc.	100	4,429
Wolverine World Wide, Inc.	100	3,142
		44,633,881
TOTAL CONSUMER DISCRETIONARY		439,229,218
CONSUMER STAPLES - 7.4%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	2,127
Companhia de Bebidas das Americas (AmBev) sponsored ADR	100	2,833
Fomento Economico Mexicano SA de CV sponsored ADR	100	5,261
Grupo Modelo SA de CV Series C	100	275
Hansen Natural Corp. (a)	100	3,641
Jones Soda Co. (a)	95,700	330,165
MGP Ingredients, Inc.	200	1,728
Pernod-Ricard	100	15,288
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	1,010
		362,328
Food & Staples Retailing - 0.4%
Central European Distribution Corp. (a)	150	4,431
Massmart Holdings Ltd.	847,869	6,778,342
Plant Co. Ltd.	120,300	1,820,414
Shinsegae Co. Ltd.	1,390	382,008
Whole Foods Market, Inc.	74,600	7,113,110
		16,098,305
Food Products - 6.3%
Archer-Daniels-Midland Co.	2,678,000	59,746,180
Barry Callebaut AG	23,513	5,839,817
Bunge Ltd.	638,200	36,383,782
Corn Products International, Inc.	713,400	38,209,704
Fresh Del Monte Produce, Inc.	100	2,961
Glanbia PLC	784,887	2,981,268
Green Mountain Coffee Roasters, Inc. (a)	47,993	1,204,624
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Hershey Foods Corp.	504,300	$ 28,008,822
Hormel Foods Corp.	100	3,135
IAWS Group PLC (Ireland)	25,450	421,195
Lindt & Spruengli AG	400	5,844,925
Lindt & Spruengli AG (participation certificate)	2,770	3,933,354
McCormick & Co., Inc. (non-vtg.)	496,000	19,145,600
Peet's Coffee & Tea, Inc. (a)	100	2,647
People's Food Holdings Ltd.	10,068,165	9,253,261
PT Indofood Sukses Makmur Tbk	56,655,500	4,889,370
Smithfield Foods, Inc. (a)	1,230,200	36,401,618
SunOpta, Inc. (a)	39,000	279,825
Wimm-Bill-Dann Foods OJSC ADR (a)	65,400	935,874
Wm. Wrigley Jr. Co.	100	6,919
		253,494,881
Household Products - 0.1%
Central Garden & Pet Co. Class A (a)	100	4,174
Godrej Consumer Products Ltd.	178,876	1,237,657
Hindustan Lever Ltd.	104,300	345,818
Kao Corp.	1,000	25,578
Reckitt Benckiser PLC	300	9,062
		1,622,289
Personal Products - 0.6%
Alberto-Culver Co.	150	7,286
Estee Lauder Companies, Inc. Class A	63,300	2,897,241
Hengan International Group Co. Ltd.	12,932,600	8,485,521
Kose Corp.	100	4,393
Natura Cosmeticos SA	166,500	4,858,340
Shiseido Co. Ltd. ADR	459,900	6,645,555
USANA Health Sciences, Inc. (a)	200	6,840
		22,905,176
TOTAL CONSUMER STAPLES		294,482,979
ENERGY - 13.5%
Energy Equipment & Services - 9.7%
BJ Services Co.	648,610	30,186,309
Cal Dive International, Inc. (a)	467,400	19,046,550
Carbo Ceramics, Inc.	100	6,900
Compagnie Generale de Geophysique SA (a)	100	6,884
Cooper Cameron Corp. (a)	317,000	17,057,770
Core Laboratories NV (a)	230,700	5,386,845
FMC Technologies, Inc. (a)	307,500	9,901,500
Global Industries Ltd. (a)	1,530,489	12,687,754
GlobalSantaFe Corp.	692,450	22,927,020
Gulf Island Fabrication, Inc.	211,200	4,610,496
Helmerich & Payne, Inc.	195,600	6,658,224
Hydril Co. (a)	100	4,551
Input/Output, Inc. (a)	1,327,000	11,730,680
Nabors Industries Ltd. (a)	688,800	35,328,552

	Shares	Value (Note 1)
National-Oilwell, Inc. (a)	235,300	$ 8,303,737
Noble Corp. (a)	345,300	17,175,222
NS Group, Inc. (a)	100	2,780
Oceaneering International, Inc. (a)	360,086	13,438,410
Parker Drilling Co. (a)	1,996,800	7,847,424
Pason Systems, Inc.	756,300	23,319,250
Patterson-UTI Energy, Inc.	204,300	3,973,635
Pioneer Drilling Co. (a)	1,190,100	12,008,109
Precision Drilling Corp. (a)	153,300	9,647,680
Pride International, Inc. (a)	565,700	11,619,478
Rowan Companies, Inc. (a)	345,600	8,951,040
Smith International, Inc. (a)	251,090	13,661,807
Superior Energy Services, Inc. (a)	316,900	4,883,429
Transocean, Inc. (a)	524,800	22,246,272
Unit Corp. (a)	356,000	13,602,760
Varco International, Inc. (a)	1,153,848	33,634,655
Veritas DGC, Inc. (a)	100	2,241
Weatherford International Ltd. (a)	139,800	7,171,740
		387,029,704
Oil & Gas - 3.8%
Ashland, Inc.	25,900	1,512,042
Caltex Australia Ltd.	1,004,943	8,538,864
China Petroleum & Chemical Corp. sponsored ADR	100	4,099
Comstock Resources, Inc. (a)	93,100	2,052,855
Golar LNG Ltd. (a)	515,700	7,501,323
Golar LNG Ltd. (Nasdaq) (a)	21,393	318,542
JKX Oil & Gas	91	202
Niko Resources Ltd.	138,000	5,804,050
PetroChina Co. Ltd. sponsored ADR	100	5,369
PetroKazakhstan, Inc. Class A	594,600	22,064,615
Petroleo Brasileiro SA Petrobras sponsored:
ADR	100	3,978
ADR (non-vtg.)	100	3,621
Premcor, Inc.	293,300	12,368,461
Southwestern Energy Co. (a)	780,200	39,548,338
Surgutneftegaz JSC sponsored ADR	100	3,740
Talisman Energy, Inc.	194,500	5,243,396
Tesoro Petroleum Corp. (a)	465,900	14,843,574
Valero Energy Corp.	718,500	32,619,900
World Fuel Services Corp.	31,500	1,568,700
XTO Energy, Inc.	125	4,423
		154,010,092
TOTAL ENERGY		541,039,796
FINANCIALS - 8.3%
Capital Markets - 0.5%
BlackRock, Inc. Class A	100	7,726
Deutsche Bank AG (NY Shares)	13,000	1,157,130
E*TRADE Financial Corp. (a)	100	1,495
Eaton Vance Corp. (non-vtg.)	100	5,215
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Federated Investors, Inc. Class B (non-vtg.)	100	$ 3,040
International Assets Holding Corp. (a)	100	757
Investors Financial Services Corp.	49,700	2,484,006
Kotak Mahindra Bank Ltd.	439,734	2,912,920
Matsui Securities Co. Ltd.	208,800	7,277,321
Mitsubishi Securities Co. Ltd.	511,700	5,605,071
Nuveen Investments, Inc. Class A	100	3,947
T. Rowe Price Group, Inc.	200	12,440
		19,471,068
Commercial Banks - 3.4%
Banco Itau Holding Financeira SA:
(PN)	900	134,864
sponsored ADR (non-vtg.)	33,900	2,548,263
Bank Austria Creditanstalt AG	201,075	18,139,091
Bank of Baroda	1,220,572	6,874,431
Bank of Fukuoka Ltd. (d)	2,110,000	13,904,618
Bank of India	6,393,456	13,939,951
Bank of Yokohama Ltd.	2,431,000	15,331,700
BOK Financial Corp. (a)	103	5,022
Boston Private Financial Holdings, Inc.	106,100	2,988,837
Canara Bank	401,535	1,973,788
Capitalia Spa	9,229,479	42,205,762
Cathay General Bancorp	20	750
Center Financial Corp., California	20,600	412,412
Commerce Bancorp, Inc., New Jersey	68,400	4,404,960
CVB Financial Corp.	110	2,922
East West Bancorp, Inc.	200	8,392
First Horizon National Corp.	100	4,311
Fulton Financial Corp.	11	256
HDFC Bank Ltd. sponsored ADR	18,100	821,016
Hiroshima Bank Ltd.	389,000	2,058,362
ICICI Bank Ltd. sponsored ADR	5,000	100,750
Irwin Financial Corp.	100	2,839
Lakeland Financial Corp.	100	3,970
M&T Bank Corp.	100	10,784
OTP Bank Rt.	100	3,082
Popular, Inc.	200	5,766
PrivateBancorp, Inc.	200	6,446
State Bancorp, Inc., New York	5	138
State Bank of India	448,533	7,333,644
Sumitomo Trust & Banking Co. Ltd.	1,000	7,234
SunTrust Banks, Inc.	49	3,620
TCF Financial Corp.	200	6,428
Texas Regional Bancshares, Inc. Class A	150	4,902
UCBH Holdings, Inc.	100	4,582
UnionBanCal Corp.	100	6,448
Valley National Bancorp	105	2,903

	Shares	Value (Note 1)
Westcorp	100	$ 4,593
Wintrust Financial Corp.	48,000	2,734,080
		136,001,917
Consumer Finance - 0.0%
American Express Co.	100	5,637
Capital One Financial Corp.	100	8,421
First Cash Financial Services, Inc. (a)	150	4,007
STB Leasing Co. Ltd.	100	1,874
		19,939
Diversified Financial Services - 0.4%
eSpeed, Inc. Class A (a)	100	1,237
Moody's Corp.	54,100	4,698,585
Power Financial Corp.	100	2,666
Principal Financial Group, Inc.	100	4,094
TSX Group, Inc.	244,800	10,952,760
		15,659,342
Insurance - 2.7%
ACE Ltd.	100	4,275
AFLAC, Inc.	2,800	111,552
Arthur J. Gallagher & Co.	100	3,250
Assurant, Inc.	1,232,500	37,652,875
Brown & Brown, Inc.	38,000	1,654,900
Erie Indemnity Co. Class A	100	5,257
Genworth Financial, Inc. Class A	100	2,700
Hilb Rogal & Hobbs Co.	200	7,248
Horace Mann Educators Corp.	100	1,908
MBIA, Inc.	54,600	3,455,088
Mercury General Corp.	28,100	1,683,752
Ohio Casualty Corp. (a)	122,800	2,850,188
Old Republic International Corp.	150	3,795
Progressive Corp.	67,100	5,692,764
Reinsurance Group of America, Inc.	486,100	23,551,545
Scottish Re Group Ltd.	8,100	209,790
StanCorp Financial Group, Inc.	100	8,250
Triad Guaranty, Inc. (a)	100	6,048
UnumProvident Corp.	100	1,794
USI Holdings Corp. (a)	187,500	2,169,375
W.R. Berkley Corp.	618,575	29,178,183
Zenith National Insurance Corp.	300	14,952
		108,269,489
Real Estate - 1.0%
CBL & Associates Properties, Inc.	17,300	1,320,855
Corporate Office Properties Trust (SBI)	147,100	4,317,385
Equity Lifestyle Properties, Inc.	100	3,575
Equity Residential (SBI)	100	3,618
General Growth Properties, Inc.	167,100	6,042,336
Kimco Realty Corp.	226,000	13,105,740
Pan Pacific Retail Properties, Inc.	114,400	7,172,880
Plum Creek Timber Co., Inc.	141,300	5,431,572
United Dominion Realty Trust, Inc. (SBI)	29,200	724,160
Weingarten Realty Investors (SBI)	100	4,010
		38,126,131
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Doral Financial Corp.	147,800	$ 7,279,150
Golden West Financial Corp., Delaware	79,940	4,909,915
MGIC Investment Corp.	100	6,891
Radian Group, Inc.	100	5,324
Sterling Financial Corp., Washington (a)	110	4,319
W Holding Co., Inc.	156	3,579
Washington Federal, Inc.	110	2,919
		12,212,097
TOTAL FINANCIALS		329,759,983
HEALTH CARE - 15.9%
Biotechnology - 6.5%
Affymetrix, Inc. (a)	190,600	6,966,430
Albany Molecular Research, Inc. (a)	100	1,114
Alnylam Pharmaceuticals, Inc.	100	738
Applera Corp. - Celera Genomics Group (a)	100	1,375
Bachem Holding AG (B Shares)	100	5,744
Celgene Corp. (a)	200	5,306
Charles River Laboratories International, Inc. (a)	1,389,204	63,917,276
Ciphergen Biosystems, Inc. (a)	100	430
CSL Ltd.	19,483	445,872
CytRx Corp. (a)	100	141
deCODE genetics, Inc. (a)	100	781
Dendreon Corp. (a)	100	1,078
Digene Corp. (a)	100	2,615
Exact Sciences Corp. (a)	100	382
Exelixis, Inc. (a)	100	950
Gen-Probe, Inc. (a)	31,900	1,442,199
Genencor International, Inc. (a)	100	1,640
Genentech, Inc. (a)	24,800	1,350,112
Global Bio-Chem Technology Group Co. Ltd.	9,232,000	6,057,431
Harvard Bioscience, Inc. (a)(e)	3,023,047	13,996,708
ImmunoGen, Inc. (a)	139,700	1,234,948
Invitrogen Corp. (a)	1,435,200	96,344,976
Lexicon Genetics, Inc. (a)	100	776
Luminex Corp. (a)	100	888
Martek Biosciences (a)	106,100	5,432,320
Myriad Genetics, Inc. (a)	100	2,251
Neogen Corp. (a)	49,663	1,124,873
Northfield Laboratories, Inc. (a)	100	2,255
ONYX Pharmaceuticals, Inc. (a)	100	3,239
QIAGEN NV (a)	4,857,800	53,192,910
Renovis, Inc.	100	1,438
Sangamo Biosciences, Inc. (a)	100	600
Seattle Genetics, Inc. (a)	100	653
Serologicals Corp. (a)	100	2,212
Sirna Therapeutics, Inc. (a)	100	316

	Shares	Value (Note 1)
Stratagene Corp. (a)	849,600	$ 6,584,400
Strategic Diagnostics, Inc. (a)	792,300	2,773,050
Tanox, Inc. (a)	100	1,520
Telik, Inc. (a)	100	1,914
		260,903,861
Health Care Equipment & Supplies - 2.3%
Advanced Medical Optics, Inc. (a)	100	4,114
Arthrocare Corp. (a)	100	3,206
Bio-Rad Laboratories, Inc. Class A (a)	100	5,737
BioLase Technology, Inc.	100	1,087
Bruker BioSciences Corp. (a)	163	657
Cardiodynamics International Corp. (a)	100	517
Chromavision Medical Systems, Inc. (a)	100	216
Cooper Companies, Inc.	100	7,059
Cyberonics, Inc. (a)	200	4,144
Cytyc Corp. (a)	100	2,757
Diagnostic Products Corp.	100	5,505
Edwards Lifesciences Corp. (a)	307,700	12,695,702
Epix Pharmaceuticals, Inc. (a)	122,400	2,192,184
IDEXX Laboratories, Inc. (a)	100	5,459
Illumina, Inc. (a)	356,400	3,378,672
INAMED Corp. (a)	150	9,488
Integra LifeSciences Holdings Corp. (a)	64,700	2,389,371
Intuitive Surgical, Inc. (a)	47,800	1,912,956
Kinetic Concepts, Inc.	20,300	1,548,890
Matthews International Corp. Class A	100	3,680
Meridian Bioscience, Inc.	135,350	2,353,737
Merit Medical Systems, Inc. (a)	133	2,037
Millipore Corp. (a)	255,900	12,746,379
Mine Safety Appliances Co.	300	15,210
Molecular Devices Corp. (a)	74,580	1,499,058
Ocular Sciences, Inc. (a)	46,300	2,269,163
Orthologic Corp. (a)	100,600	628,750
Osteotech, Inc. (a)	100	550
PolyMedica Corp.	200	7,458
Possis Medical, Inc. (a)	100	1,348
Sonic Innovations, Inc. (a)	151,300	630,921
SonoSight, Inc. (a)	100	3,395
Synovis Life Technologies, Inc. (a)	100	1,081
Synthes, Inc.	100	11,190
Thermo Electron Corp. (a)	265,200	8,006,388
Thoratec Corp. (a)	100	1,042
Varian, Inc. (a)	100	4,101
Ventana Medical Systems, Inc. (a)	19,200	1,228,608
Waters Corp. (a)	851,120	39,823,905
Wilson Greatbatch Technologies, Inc. (a)	800	17,936
Young Innovations, Inc.	100	3,373
Zimmer Holdings, Inc. (a)	100	8,012
Zoll Medical Corp. (a)	100	3,440
		93,438,483
Health Care Providers & Services - 5.6%
Advisory Board Co. (a)	100	3,688
Aetna, Inc.	216,200	26,970,950
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
AMERIGROUP Corp. (a)	100	$ 7,566
Andrx Corp. (a)	100	2,183
Caremark Rx, Inc. (a)	1,133,806	44,705,971
Centene Corp. (a)	100	2,835
Cerner Corp. (a)(d)	67,717	3,600,513
Community Health Systems, Inc. (a)	275,200	7,672,576
Covance, Inc. (a)	631,900	24,486,125
Coventry Health Care, Inc. (a)	50	2,654
Dynacq Healthcare, Inc. (a)(d)	100	480
Eclipsys Corp. (a)	100	2,043
Evotec OAI AG (a)	100	357
Gambro AB (A Shares)	100	1,426
Health Management Associates, Inc. Class A	100	2,272
HealthExtras, Inc. (a)	203,200	3,312,160
Humana, Inc. (a)	255,300	7,579,857
ICON PLC sponsored ADR (a)	335,326	12,960,350
IDX Systems Corp. (a)	100	3,446
IMS Health, Inc.	1,303,600	30,256,556
iSoft Group PLC	35	232
Lifeline Systems, Inc. (a)	155,900	4,015,984
Merge Technologies, Inc. (a)	100	2,225
Molina Healthcare, Inc. (a)	150,857	6,996,748
NDCHealth Corp.	100	1,859
OCA, Inc. (a)	100	635
Odyssey Healthcare, Inc. (a)	200	2,736
Omnicare, Inc.	138,650	4,800,063
PAREXEL International Corp. (a)	411,300	8,349,390
Pediatrix Medical Group, Inc. (a)	100	6,405
Pharmaceutical Product Development, Inc. (a)	438,700	18,113,923
ProxyMed, Inc. (a)	181,142	1,778,814
Quest Diagnostics, Inc.	200	19,110
Renal Care Group, Inc. (a)	150	5,399
ResCare, Inc. (a)	1,188,803	18,093,582
TriZetto Group, Inc. (a)	100	950
VCA Antech, Inc. (a)	80,900	1,585,640
WebMD Corp. (a)	100	816
WellPoint, Inc. (a)	200	23,000
		225,371,519
Pharmaceuticals - 1.5%
Able Laboratories, Inc. (a)	100	2,275
Allergan, Inc.	100	8,107
American Pharmaceutical Partners, Inc. (a)	150	5,612
Bentley Pharmaceuticals, Inc. (a)	9,200	98,900
Caraco Pharmaceutical Laboratories Ltd. (a)	100	955
Cipla Ltd.	50,500	371,073
Connetics Corp. (a)	416,700	10,121,643
Dr. Reddy's Laboratories Ltd. ADR	186,900	3,706,227

	Shares	Value (Note 1)
Endo Pharmaceuticals Holdings, Inc. (a)	200	$ 4,204
Hi-Tech Pharmacal Co., Inc. (a)	100	1,844
Impax Laboratories, Inc. (a)	100	1,588
KV Pharmaceutical Co. Class A (a)	150	3,308
Merck KGaA	293,321	20,141,931
Nektar Therapeutics (a)	100	2,024
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	7,868,433
Roche Holding AG:
ADR (a)	10,600	1,217,728
(participation certificate)	60,543	6,917,986
Salix Pharmaceuticals Ltd. (a)	150	2,639
Schering-Plough Corp.	344,000	7,182,720
SuperGen, Inc. (a)	100	705
Warner Chilcott PLC ADR	100	6,531
		57,666,433
TOTAL HEALTH CARE		637,380,296
INDUSTRIALS - 11.2%
Aerospace & Defense - 1.3%
Ceradyne, Inc. (a)	150	8,582
Cubic Corp.	100	2,517
DRS Technologies, Inc. (a)	230,000	9,823,300
EDO Corp.	180,400	5,727,700
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,344
General Dynamics Corp.	100	10,460
L-3 Communications Holdings, Inc.	478,800	35,067,312
Rockwell Collins, Inc.	100	3,944
		50,647,159
Air Freight & Logistics - 0.4%
Business Post Group PLC	100	1,195
C.H. Robinson Worldwide, Inc.	44,950	2,495,624
CNF, Inc.	100	5,010
Dynamex, Inc. (a)	80	1,482
Expeditors International of Washington, Inc.	33,700	1,883,156
Forward Air Corp. (a)	100	4,470
Hub Group, Inc. Class A (a)	193,420	10,100,392
		14,491,329
Airlines - 0.0%
Southwest Airlines Co.	100	1,628
Building Products - 0.2%
American Woodmark Corp.	200	8,736
Quixote Corp.	100	2,033
Simpson Manufacturing Co. Ltd.	78,800	2,750,120
Trex Co., Inc. (a)	69,800	3,660,312
Wienerberger AG	100	4,768
		6,425,969
Commercial Services & Supplies - 2.8%
Apollo Group, Inc. Class A (a)	311	25,101
Benesse Corp.	100	3,505
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Bennett Environmental, Inc. (a)	167,100	$ 593,205
Bright Horizons Family Solutions, Inc. (a)	613,097	39,704,162
Bunzl PLC	101	842
Career Education Corp. (a)	100	4,000
ChoicePoint, Inc. (a)	350,500	16,119,495
Coinstar, Inc. (a)	100	2,683
Concorde Career Colleges, Inc. (a)	100	2,030
Corporate Executive Board Co.	100	6,694
CoStar Group, Inc. (a)	100	4,618
Dun & Bradstreet Corp. (a)	100	5,965
Education Management Corp. (a)	47,300	1,561,373
Fullcast Co. Ltd. (d)	5,184	14,828,781
Gevity HR, Inc.	100	2,056
GFK AG	20	777
Intertek Group PLC	100	1,353
Ionics, Inc. (a)(d)	666,900	28,903,446
ITE Group PLC	100	166
ITT Educational Services, Inc. (a)	100	4,755
Labor Ready, Inc. (a)	100	1,692
National Research Corp. (a)	100	1,615
PICO Holdings, Inc. (a)	100	2,077
Princeton Review, Inc. (a)	609,587	3,748,960
Ritchie Brothers Auctioneers, Inc.	200	6,612
Robert Half International, Inc.	100	2,943
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	91	63,611
Stericycle, Inc. (a)	100	4,595
Tele Atlas NV (a)	100	1,205
Tetra Tech, Inc. (a)	74	1,239
The Brink's Co.	54,600	2,157,792
Universal Technical Institute, Inc.	85,900	3,274,508
		111,041,856
Construction & Engineering - 1.6%
Arcadis NV	9,700	180,272
Arcadis NV	6,600	121,559
Chicago Bridge & Iron Co. NV (NY Shares)	302,800	12,112,000
Dycom Industries, Inc. (a)	591,900	18,064,788
EMCOR Group, Inc. (a)	100	4,518
Fluor Corp.	301,500	16,434,765
Foster Wheeler Ltd. (a)	294,331	4,671,033
Jacobs Engineering Group, Inc. (a)	288,800	13,801,752
		65,390,687
Electrical Equipment - 0.5%
AstroPower, Inc. (a)	100	1
Baldor Electric Co.	80,900	2,227,177
BYD Co. Ltd. (H Shares)	174,500	462,472
Crompton Greaves Ltd.	144,396	995,414
Fujikura Ltd.	1,000	4,608
II-VI, Inc. (a)	100	4,249

	Shares	Value (Note 1)
Rockwell Automation, Inc.	306,900	$ 15,206,895
Roper Industries, Inc.	38,700	2,351,799
		21,252,615
Industrial Conglomerates - 0.1%
Teleflex, Inc.	77,700	4,035,738
Machinery - 3.6%
AGCO Corp. (a)	2,106,400	46,109,096
CNH Global NV	512,000	9,917,440
CUNO, Inc. (a)	117,600	6,985,440
Donaldson Co., Inc.	200	6,516
Dover Corp.	14,600	612,324
Flowserve Corp. (a)	962,700	26,512,758
Gardner Denver, Inc. (a)	64,400	2,337,076
Graco, Inc.	668,700	24,975,945
Harsco Corp.	177,200	9,877,128
Heidelberger Druckmaschinen AG (a)	124,900	4,235,827
Illinois Tool Works, Inc.	100	9,268
Koyo Seiko Co. Ltd.	1,000	14,078
Middleby Corp.	100	5,072
PACCAR, Inc.	150	12,072
Toshiba Machine Co. Ltd.	1,000	4,383
Trinity Industries, Inc.	4,900	166,992
Wabash National Corp. (a)	100	2,693
Wabtec Corp.	198,700	4,236,284
Watts Water Technologies, Inc. Class A	105,800	3,410,992
Zenon Environmental, Inc. (a)	345,300	6,747,738
		146,179,122
Marine - 0.1%
Alexander & Baldwin, Inc.	90,349	3,832,605
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	207,700	9,826,287
Guangshen Railway Co. Ltd. sponsored ADR	100	2,047
Heartland Express, Inc.	150	3,371
Knight Transportation, Inc.	150	3,720
Landstar System, Inc. (a)	22,100	1,627,444
Norfolk Southern Corp.	124,900	4,520,131
Old Dominion Freight Lines, Inc. (a)	150	5,220
		15,988,220
Trading Companies & Distributors - 0.2%
Fastenal Co.	200	12,312
MSC Industrial Direct Co., Inc. Class A	267,300	9,617,454
Richelieu Hardware Ltd.	100	1,831
		9,631,597
Transportation Infrastructure - 0.0%
Sea Containers Ltd. Class B	7,900	153,260
TOTAL INDUSTRIALS		449,071,785
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 0.8%
Arris Group, Inc. (a)	100	704
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avaya, Inc. (a)	2,900	$ 49,880
Black Box Corp.	100	4,802
Comtech Telecommunications Corp. (a)	100	3,761
NETGEAR, Inc. (a)(d)	548,100	9,969,939
Option NV (a)	90	3,229
Plantronics, Inc.	139,900	5,801,653
Polycom, Inc. (a)	200	4,664
Research In Motion Ltd. (a)	53,200	4,379,247
SafeNet, Inc. (a)	86,601	3,181,721
Tandberg ASA	681,000	8,446,555
		31,846,155
Computers & Peripherals - 0.0%
Applied Films Corp. (a)	100	2,156
Compal Electronics, Inc.	1,072	1,069
Gemplus International SA ADR (a)	100	466
iCAD, Inc. (a)	100	447
Intergraph Corp. (a)	100	2,693
M-Systems Flash Disk Pioneers Ltd. (a)	900	17,748
Moser-Baer India Ltd.	200	1,083
Network Appliance, Inc. (a)	100	3,322
Overland Storage, Inc. (a)	100	1,669
Psion PLC	100	103
Stratasys, Inc. (a)	150	5,034
Synaptics, Inc. (a)	100	3,058
		38,848
Electronic Equipment & Instruments - 3.2%
Brightpoint, Inc. (a)	150	2,931
CDW Corp.	173,492	11,511,194
CellStar Corp. (a)	100	445
Cogent, Inc.	200	6,600
Cognex Corp.	100	2,790
Dionex Corp. (a)	108,200	6,131,694
Elec & Eltek International Co. Ltd.	1,613,000	4,580,920
Excel Technology, Inc. (a)	100	2,600
Fargo Electronics, Inc. (a)	100	1,499
FLIR Systems, Inc. (a)	89,245	5,692,939
Global Imaging Systems, Inc. (a)	100	3,950
Hon Hai Precision Industries Co. Ltd.	8,750,800	40,464,536
I. D. Systems Inc. (a)	100	1,866
Iteris, Inc. (a)	100	345
Itron, Inc. (a)	100	2,391
Keyence Corp.	19,700	4,415,816
Landauer, Inc.	100	4,570
Measurement Specialties, Inc. (a)	100	2,546
Metrologic Instruments, Inc. (a)	200	4,250
Mettler-Toledo International, Inc. (a)	259,800	13,330,338
MTS Systems Corp.	100	3,381
National Instruments Corp.	100	2,725
Robotic Vision Systems, Inc. (a)	100	77

	Shares	Value (Note 1)
ScanSource, Inc. (a)	100	$ 6,216
Symbol Technologies, Inc.	2,551,600	44,142,680
Universal Display Corp. (a)	100	900
Yageo Corp. sponsored GDR (a)	100	170
		130,320,369
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	100	1,303
aQuantive, Inc. (a)	218,811	1,956,170
Ask Jeeves, Inc. (a)	100	2,675
Bankrate, Inc. (a)	100	1,385
Blue Coat Systems, Inc. (a)	100	1,861
Digital Impact, Inc. (a)	100	142
Digital River, Inc. (a)	101,802	4,235,981
DoubleClick, Inc. (a)	100	778
EarthLink, Inc. (a)	100	1,152
FindWhat.com (a)	100	1,773
Homestore, Inc. (a)	100	303
InfoSpace, Inc. (a)	100	4,755
iPass, Inc. (a)	100	740
iVillage, Inc. (a)	100	618
LookSmart Ltd. (a)	100	219
Neoforma, Inc. (a)	100	769
Net2Phone, Inc. (a)	100	340
Netease.com, Inc. sponsored ADR (a)	100	5,283
NIC, Inc. (a)	10	51
Open Text Corp. (a)	100	2,008
RealNetworks, Inc. (a)	1,440,109	9,533,522
Sina Corp. (a)	100	3,206
Sohu.com, Inc. (a)(d)	39,000	690,690
SonicWALL, Inc. (a)	100	632
ValueClick, Inc. (a)	100	1,333
VeriSign, Inc. (a)	686,300	23,004,776
WebEx Communications, Inc. (a)	100	2,378
Websense, Inc. (a)	27,400	1,389,728
		40,844,571
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	623,900	37,552,541
Alliance Data Systems Corp. (a)	100	4,748
Anteon International Corp. (a)	100	4,186
DST Systems, Inc. (a)	600	31,272
Global Payments, Inc.	100	5,854
Hewitt Associates, Inc. Class A (a)	100	3,201
iGate Corp. (a)	100	405
Infocrossing, Inc. (a)	100	1,693
Infosys Technologies Ltd. sponsored ADR	200	13,862
infoUSA, Inc. (a)	100	1,119
Lionbridge Technologies, Inc. (a)	874,300	5,875,296
Maximus, Inc. (a)	100	3,112
Satyam Computer Services Ltd.	100	949
StarTek, Inc.	100	2,845
SunGard Data Systems, Inc. (a)	200	5,666
Syntel, Inc.	100	1,754
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The BISYS Group, Inc. (a)	100	$ 1,645
TietoEnator Oyj	100	3,174
Total System Services, Inc.	100	2,430
Tyler Technologies, Inc. (a)	100	836
		43,516,588
Office Electronics - 0.3%
Neopost SA	2,200	170,708
Zebra Technologies Corp. Class A (a)	218,125	12,276,075
		12,446,783
Semiconductors & Semiconductor Equipment - 1.3%
Agere Systems, Inc. Class A (a)	100	137
Analog Devices, Inc.	49,700	1,834,924
ARM Holdings PLC sponsored ADR	100	617
ASM Pacific Technology Ltd.	500	1,801
Cabot Microelectronics Corp. (a)	289,900	11,610,495
Cree, Inc. (a)	46,100	1,847,688
Hi/fn, Inc. (a)	8	74
International Rectifier Corp. (a)	15,700	699,749
KLA-Tencor Corp. (a)	31,500	1,467,270
Linear Technology Corp.	100	3,876
Marvell Technology Group Ltd. (a)	200	7,094
NVIDIA Corp. (a)	917,300	21,611,588
Omnivision Technologies, Inc. (a)	400	7,340
Pixelworks, Inc. (a)	100	1,134
PLX Technology, Inc. (a)	100	1,040
Silicon Image, Inc. (a)	100	1,646
Skyworks Solutions, Inc. (a)	389,700	3,674,871
Varian Semiconductor Equipment Associates, Inc. (a)	206,900	7,624,265
Zoran Corp. (a)	100	1,158
		50,396,767
Software - 1.4%
Adobe Systems, Inc.	75,300	4,724,322
Altiris, Inc. (a)	100	3,543
Bottomline Technologies, Inc. (a)	11	159
Cadence Design Systems, Inc. (a)	100	1,381
CCC Information Services Group, Inc. (a)	100	2,221
Citrix Systems, Inc. (a)	100	2,453
DATATRAK International, Inc. (a)	100	1,113
Digimarc Corp. (a)	100	932
Electronic Arts, Inc. (a)	100	6,168
FactSet Research Systems, Inc.	100	5,844
FileNET Corp. (a)	100	2,576
Hyperion Solutions Corp. (a)	100	4,662
Informatica Corp. (a)	100	812
Intuit, Inc. (a)	132,800	5,844,528
JAMDAT Mobile, Inc.	100	2,065
Macromedia, Inc. (a)	100	3,112
Macrovision Corp. (a)	389,944	10,029,360
Manhattan Associates, Inc. (a)	100	2,388

	Shares	Value (Note 1)
MRO Software, Inc. (a)	100	$ 1,302
Napster, Inc. (a)	100	940
NAVTEQ Corp.	100	4,636
NDS Group PLC sponsored ADR (a)	100	3,408
Open Solutions, Inc. (a)	437,209	11,349,946
Plato Learning, Inc. (a)	100	745
Quality Systems, Inc. (a)	100	5,980
Renaissance Learning, Inc.	70	1,299
RSA Security, Inc. (a)	100,687	2,019,781
Salesforce.com, Inc.	60,000	1,016,400
ScanSoft, Inc. (a)	100	419
SERENA Software, Inc. (a)	100	2,164
Symantec Corp. (a)	100	2,576
Synopsys, Inc. (a)	325,800	6,392,196
TALX Corp.	83,200	2,145,728
Temenos Group AG (a)	100	922
THQ, Inc. (a)	313,900	7,200,866
TIBCO Software, Inc. (a)	100	1,334
Vastera, Inc. (a)	667,400	1,755,262
Visual Networks, Inc. (a)	767,308	2,670,232
WatchGuard Technologies, Inc. (a)	10	44
		55,213,819
TOTAL INFORMATION TECHNOLOGY		364,623,900
MATERIALS - 18.4%
Chemicals - 1.9%
American Vanguard Corp.	150	5,517
Asian Paints India Ltd.	45,800	338,920
Balchem Corp.	100	3,469
Cambrex Corp.	100	2,710
Ecolab, Inc. (d)	509,300	17,891,709
Headwaters, Inc. (a)	100	2,850
K&S AG	59,500	3,155,946
Lonza Group AG	10	562
Minerals Technologies, Inc.	34,200	2,281,140
Monsanto Co.	178,300	9,904,565
Mosaic Co. (a)	117,900	1,924,128
Nitto Denko Corp.	181,200	9,941,853
NOVA Chemicals Corp.	251,500	11,883,375
Novozymes AS Series B	100	5,071
Olin Corp.	104,900	2,309,898
Potash Corp. of Saskatchewan	100	8,313
Praxair, Inc.	47,000	2,075,050
Quaker Chemical Corp.	100	2,484
Sasa Dupont Sabanci Polyester Sanayi AS (a)	1,000	1
Sinopec Beijing Yanhua Petrochemical Co. Ltd. sponsored ADR	100	2,337
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	746
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Sinopec Shanghai Petrochemical Co. Ltd.: - continued
sponsored ADR (d)	125,400	$ 4,677,420
Tosoh Corp.	1,859,500	8,368,930
		74,786,994
Construction Materials - 0.0%
Cemex SA de CV sponsored ADR	104	3,788
Florida Rock Industries, Inc.	150	8,930
Vulcan Materials Co.	13,000	709,930
		722,648
Containers & Packaging - 0.4%
Essel Propack Ltd.	13,700	84,069
Packaging Corp. of America	565,300	13,312,815
Silgan Holdings, Inc.	40,500	2,468,880
		15,865,764
Metals & Mining - 15.8%
Agnico-Eagle Mines Ltd.	1,180,230	16,247,833
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	64,446
Aleris International, Inc. (a)	100	1,692
Arch Coal, Inc.	365,400	12,986,316
Barrick Gold Corp.	100	2,417
BHP Billiton Ltd. sponsored ADR	15,500	372,310
BlueScope Steel Ltd.	1,037,200	6,694,919
Brush Engineered Materials, Inc. (a)	100	1,850
Compania de Minas Buenaventura SA sponsored ADR	1,105,300	25,311,370
CONSOL Energy, Inc.	763,900	31,358,095
Dofasco, Inc.	100	3,783
Falconbridge Ltd.	225,900	5,854,575
FNX Mining Co., Inc. (a)	164,300	709,228
Freeport-McMoRan Copper & Gold, Inc. Class B	1,273,800	48,697,374
Gibraltar Industries, Inc.	106,400	2,513,168
Glamis Gold Ltd. (a)	129,400	2,217,053
Goldcorp, Inc.	50,000	752,500
Golden Star Resources Ltd. (a)	250,000	1,004,167
Harmony Gold Mining Co. Ltd.	1,049,100	9,725,158
High River Gold Mines Ltd. (a)	1,989,600	3,034,140
Inco Ltd. (a)	100	3,667
Inmet Mining Corp. (a)	712,800	12,794,760
International Steel Group, Inc.	2,500	101,400
IPSCO, Inc.	1,165,900	55,681,441
Ivanhoe Mines Ltd. (a)	90,500	652,354
Kinross Gold Corp. (a)	4,204,866	29,609,265
Massey Energy Co.	289,794	10,128,300
Meridian Gold, Inc. (a)	100	1,895
Newmont Mining Corp.	2,267,580	100,703,207
Nippon Steel Corp.	3,401,000	8,333,994

	Shares	Value (Note 1)
Noranda, Inc.	100	$ 1,755
Nucor Corp. (d)	1,866,700	97,703,078
Peabody Energy Corp.	233,400	18,884,394
Phelps Dodge Corp.	89,200	8,823,664
Placer Dome, Inc.	100	1,882
POSCO sponsored ADR	100	4,453
Ryerson Tull, Inc.	100	1,575
Schnitzer Steel Industries, Inc. Class A	150	5,090
Steel Dynamics, Inc.	1,728,994	65,494,293
Teck Cominco Ltd. Class B (sub. vtg.) (d)	1,118,800	34,421,747
United States Steel Corp.	354,300	18,157,875
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	203,000	4,115,030
Worthington Industries, Inc.	3,200	62,656
Xstrata PLC	100	1,789
		633,241,958
Paper & Forest Products - 0.3%
International Forest Products (Interfor) Class A (a)	9,100	52,325
Lee & Man Paper Manufacturing Ltd.	6,792,000	5,548,734
MAXXAM, Inc. (a)	100	3,260
Sino-Forest Corp. (a)	2,545,700	7,276,459
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	250	4,050
		12,884,828
TOTAL MATERIALS		737,502,192
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
Covad Communications Group, Inc. (a)	2,491,761	5,357,286
General Communications, Inc. Class A (a)	100	1,104
Golden Telecom, Inc.	100	2,642
Hungarian Telephone & Cable Corp. (a)	100	1,440
Philippine Long Distance Telephone Co. (a)	100	2,421
Philippine Long Distance Telephone Co. sponsored ADR (a)(d)	425,600	10,610,208
PT Indosat Tbk sponsored ADR	100	3,118
PT Telkomunikasi Indonesia Tbk sponsored ADR	722,300	15,182,746
		31,160,965
Wireless Telecommunication Services - 1.1%
America Movil SA de CV sponsored ADR	224,300	11,742,105
Boston Communications Group, Inc. (a)	100	924
MTN Group Ltd.	2,253,716	17,305,369
Nextel Communications, Inc. Class A (a)	100	3,000
Nextel Partners, Inc. Class A (a)	100	1,954
NII Holdings, Inc. (a)	349,008	16,560,430
Telemig Celular Participacoes SA ADR	100	2,823
		45,616,605
TOTAL TELECOMMUNICATION SERVICES		76,777,570
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.0%
Electric Utilities - 0.0%
FPL Group, Inc.	100	$ 7,475
PPL Corp.	100	5,328
		12,803
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	100	5,177
TOTAL UTILITIES		17,980
TOTAL COMMON STOCKS (Cost $2,720,027,228)		3,869,885,699
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	100	63,690
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	120
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $58,459)		63,810
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 2.24% (b)	99,587,186	99,587,186
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	59,013,966	59,013,966
TOTAL MONEY MARKET FUNDS (Cost $158,601,152)		158,601,152
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,878,686,839)		4,028,550,661
NET OTHER ASSETS - (0.7)%		(28,308,362)
NET ASSETS - 100%		$ 4,000,242,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.7%
Canada	7.1%
Japan	3.9%
Netherlands	1.9%
India	1.5%
Bermuda	1.2%
Cayman Islands	1.1%
Italy	1.1%
Taiwan	1.0%
Others (individually less than 1%)	8.5%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bright Horizons Family Solutions, Inc.	$ 28,782,600	$ -	$ 4,594,980	$ -	$ -
Foster Wheeler Ltd.	-	3,915,209	-	-	-
Harvard Bioscience, Inc.	24,939,580	1,612,609	1,104,712	-	13,996,708
IMPCO Technologies, Inc.	1,771,032	8,777,717	791,283	-	11,373,320
Total	$ 55,493,212	$ 14,305,535	$ 6,490,975	$ -	$ 25,370,028
Income Tax Information
The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $68,763,000 or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products Fund: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004

Assets
Investment in securities, at value (including securities loaned of $57,253,994) (cost $2,878,686,839) - See accompanying schedule		$ 4,028,550,661
Cash		118,202
Foreign currency held at value (cost $9,142,039)		9,609,981
Receivable for investments sold		41,707,554
Receivable for fund shares sold		2,072,663
Dividends receivable		2,016,209
Interest receivable		213,204
Prepaid expenses		11,603
Other receivables		214,767
Total assets		4,084,514,844

Liabilities
Payable for investments purchased	$ 19,788,804
Payable for fund shares redeemed	1,032,969
Accrued management fee	1,840,389
Distribution fees payable	506,394
Other affiliated payables	310,760
Other payables and accrued expenses	1,779,263
Collateral on securities loaned, at value	59,013,966
Total liabilities		84,272,545

Net Assets		$ 4,000,242,299
Net Assets consist of:
Paid in capital		$ 2,787,744,560
Undistributed net investment income		68,191
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,335,377
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,149,094,171
Net Assets		$ 4,000,242,299

Initial Class: Net Asset Value, offering price and redemption price per share ($979,532,916 ÷ 32,457,007 shares)		$ 30.18

Service Class: Net Asset Value, offering price and redemption price per share ($819,411,575 ÷ 27,246,677 shares)		$ 30.07

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,201,297,808 ÷ 73,675,095 shares)		$ 29.88

Statement of Operations

	Year ended December 31, 2004

Investment Income
Dividends		$ 19,986,604
Interest		811,862
Security lending		749,362
Total income		21,547,828

Expenses
Management fee	$ 17,263,105
Transfer agent fees	2,044,982
Distribution fees	4,605,289
Accounting and security lending fees	941,481
Non-interested trustees' compensation	15,949
Custodian fees and expenses	426,013
Audit	52,412
Legal	6,596
Interest	709
Miscellaneous	576,544
Total expenses before reductions	25,933,080
Expense reductions	(742,557)	25,190,523
Net investment income (loss)		(3,642,695)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain of $2,737,245 from affiliated issuers)	195,588,243
Foreign currency transactions	(153,730)
Total net realized gain (loss)		195,434,513
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $918,145)	535,771,834
Assets and liabilities in foreign currencies	481,551
Total change in net unrealized appreciation (depreciation)		536,253,385
Net gain (loss)		731,687,898
Net increase (decrease) in net assets resulting from operations		$ 728,045,203

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products Fund: Mid Cap Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003 A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,642,695)	$ (2,294,177)
Net realized gain (loss)	195,434,513	29,542,718
Change in net unrealized appreciation (depreciation)	536,253,385	575,223,419
Net increase (decrease) in net assets resulting from operations	728,045,203	602,471,960
Distributions to shareholders from net investment income	-	(5,082,393)
Share transactions - net increase (decrease)	835,964,194	440,089,337
Total increase (decrease) in net assets	1,564,009,397	1,037,478,904

Net Assets
Beginning of period	2,436,232,902	1,398,753,998
End of period (including undistributed net investment income of $68,191 and undistributed net investment income of $76,412, respectively)	$ 4,000,242,299	$ 2,436,232,902
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	7,712,308	4,751,291	29,867,543
Reinvested	-	-	-
Redeemed	(3,341,075)	(1,581,671)	(5,307,215)
Net increase (decrease)	4,371,233	3,169,620	24,560,328

Dollars Sold	$ 203,215,754	$ 122,478,823	$ 766,867,153
Reinvested	-	-	-
Redeemed	(83,674,683)	(40,224,756)	(132,698,097)
Net increase (decrease)	$ 119,541,071	$ 82,254,067	$ 634,169,056

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,434,612	4,691,539	24,537,608
Reinvested	131,528	76,717	95,288
Redeemed	(5,011,471)	(2,353,097)	(5,472,778)
Net increase (decrease)	(445,331)	2,415,159	19,160,118

Dollars Sold	$ 95,795,053	$ 94,175,028	$ 482,784,357
Reinvested	2,207,036	1,285,007	1,590,350
Redeemed	(89,867,137)	(43,168,976)	(104,711,381)
Net increase (decrease)	$ 8,134,952	$ 52,291,059	$ 379,663,326

Distributions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,207,036	$ 1,285,007	$ 1,590,350

A Certain amounts have been reclassified. See Note 1 of Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003F	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.16	$ 17.51	$ 19.60	$ 20.26	$ 15.25
Income from Investment Operations
Net investment income (loss)C	.01	-E	.09	.20	.19
Net realized and unrealized gain (loss)	6.01	6.73	(2.00)	(.86)	4.95
Total from investment operations	6.02	6.73	(1.91)	(.66)	5.14
Distributions from net investment income	-	(.08)	(.18)	-	(.08)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	-	(.08)	(.18)	-	(.13)
Net asset value, end of period	$ 30.18	$ 24.16	$ 17.51	$ 19.60	$ 20.26
Total ReturnA, B	24.92%	38.64%	(9.82)%	(3.26)%	33.78%
Ratios to Average Net AssetsD
Expenses before expense reductions	.71%	.70%	.70%	.69%	.74%
Expenses net of voluntary waivers, if any	.71%	.70%	.70%	.69%	.74%
Expenses net of all reductions	.68%	.68%	.63%	.62%	.69%
Net investment income (loss)	.03%	-%	.51%	1.06%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 979,533	$ 678,480	$ 499,557	$ 574,934	$ 589,026
Portfolio turnover rate	55%	51%	135%	144%	245%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

F As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003E	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.10	$ 17.46	$ 19.54	$ 20.22	$ 15.24
Income from Investment Operations
Net investment income (loss)C	(.02)	(.02)	.08	.18	.17
Net realized and unrealized gain (loss)	5.99	6.72	(2.00)	(.86)	4.93
Total from investment operations	5.97	6.70	(1.92)	(.68)	5.10
Distributions from net investment income	-	(.06)	(.16)	-	(.07)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	-	(.06)	(.16)	-	(.12)
Net asset value, end of period	$ 30.07	$ 24.10	$ 17.46	$ 19.54	$ 20.22
Total ReturnA, B	24.77%	38.52%	(9.90)%	(3.36)%	33.54%
Ratios to Average Net AssetsD
Expenses before expense reductions	.81%	.80%	.80%	.79%	.84%
Expenses net of voluntary waivers, if any	.81%	.80%	.80%	.79%	.84%
Expenses net of all reductions	.78%	.78%	.73%	.72%	.79%
Net investment income (loss)	(.07)%	(.10)%	.41%	.96%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 819,412	$ 580,179	$ 378,264	$ 366,665	$ 282,941
Portfolio turnover rate	55%	51%	135%	144%	245%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products Fund: Mid Cap Portfolio
Financial Statements - continued

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003 F	2002	2001	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 23.98	$ 17.39	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss)C	(.06)	(.05)	.05	.15	.14
Net realized and unrealized gain (loss)	5.96	6.69	(1.99)	(.86)	5.35
Total from investment operations	5.90	6.64	(1.94)	(.71)	5.49
Distributions from net investment income	-	(.05)	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	-	(.05)	(.16)	-	(.11)
Net asset value, end of period	$ 29.88	$ 23.98	$ 17.39	$ 19.49	$ 20.20
Total ReturnA, B	24.60%	38.31%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net AssetsE
Expenses before expense reductions	.96%	.95%	.95%	.94%	.99% A
Expenses net of voluntary waivers, if any	.96%	.95%	.95%	.94%	.99% A
Expenses net of all reductions	.93%	.93%	.88%	.88%	.94% A
Net investment income (loss)	(.22)%	(.25)%	.25%	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,201,298	$ 1,177,574	$ 520,933	$ 210,356	$ 73,039
Portfolio turnover rate	55%	51%	135%	144%	245%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D For the period January 12, 2000 (commencement of operations) to December 31, 2000.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP: Money Market - Initial Class	1.21%	2.86%	4.16%
Fidelity VIP: Money Market - Service Class A	1.10%	2.77%	4.12%
Fidelity VIP: Money Market - Service Class 2 B	0.95%	2.62%	4.04%

A The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

B The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Yield

	12/28/04	9/28/04	6/29/04	3/30/04	12/30/03
Fidelity VIP Money Market - Initial Class	1.91%	1.47%	1.03%	0.92%	0.99%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Annual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investment Summary

Maturity Diversification
Days	% of fund's investments 12/31/04
0 - 30	34.6
31 - 90	44.8
91 - 180	19.2
181 - 397	1.4
Weighted Average Maturity
12/31/04
Fidelity Variable Insurance Products: Money Market Portfolio	56 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2004
Corporate Bond	1.6%
Commercial Paper	17.5%
Bank CDs, BAs, TDs, and Notes	53.0%
Government Securities	19.6%
Repurchase Agreements	8.9%
Net Other Assets*	(0.6)%

* Net Other Assets are not included in the pie chart.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Investments December 31, 2004

Showing Percentage of Net Assets

Corporate Bonds - 1.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value (Note 1)
Bell Trace Obligated Group
1/7/05	2.50% (b)	$ 11,600,000		$ 11,600,000
Citigroup, Inc.
12/1/05	2.95	9,735,000		10,056,742
Deutsche Telekom International Finance BV
6/15/05	2.68	1,050,000		1,075,500
6/15/05	2.70	140,000		143,383
6/15/05	2.71	205,000		209,949
6/15/05	2.83	35,000		35,843
6/15/05	2.84	110,000		112,645
6/15/05	2.85	95,000		97,276
6/15/05	2.88	55,000		56,311
TOTAL CORPORATE BONDS			23,387,649
Certificates of Deposit - 20.0%

Domestic Certificates Of Deposit - 1.2%
Washington Mutual Bank, California
1/27/05	1.90	7,000,000		7,000,050
6/13/05	2.70	10,000,000		10,000,000
				17,000,050
London Branch, Eurodollar, Foreign Banks - 7.7%
Barclays Bank PLC
2/28/05	1.93	25,000,000		25,000,000
Calyon
2/22/05	1.87	15,000,000		15,000,000
Dresdner Bank AG
2/1/05	2.02	15,000,000		15,000,000
ING Bank NV
1/4/05	1.98	15,000,000		15,000,000
Societe Generale
3/7/05	2.00	20,000,000		20,000,000
4/21/05	2.55	20,000,000		20,000,000
				110,000,000
New York Branch, Yankee Dollar, Foreign Banks - 11.1%
Bank of Tokyo-Mitsubishi Ltd.
1/31/05	2.41	15,000,000		15,000,000
BNP Paribas SA
1/24/05	2.33 (b)	10,000,000		9,997,629
2/14/05	1.95	15,000,000		15,000,000
Canadian Imperial Bank of Commerce
1/18/05	2.45 (b)	20,000,000		20,000,000
1/28/05	2.36 (b)	25,000,000		24,998,443
HBOS Treasury Services PLC
3/4/05	2.39 (b)	20,000,000		20,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value (Note 1)
Landesbank Baden-Wuerttemberg
2/25/05	2.31% (b)	$ 15,000,000		$ 14,998,225
3/7/05	2.37 (b)	5,000,000		4,999,730
Societe Generale
1/10/05	2.28 (b)	5,000,000		4,999,726
1/18/05	2.34 (b)	15,000,000		14,997,516
Societe Generale NA
5/9/05	2.53	4,000,000		3,984,336
Unicredito Italiano Spa
2/14/05	2.21 (b)	10,000,000		9,997,969
				158,973,574
TOTAL CERTIFICATES OF DEPOSIT			285,973,624
Commercial Paper - 17.2%

Bank of America Corp.
3/16/05	2.06	20,000,000		19,916,133
4/5/05	2.16	15,000,000		14,916,183
Bradford & Bingley PLC
1/28/05	2.12	5,000,000		4,992,106
Charta LLC
2/10/05	2.25	5,000,000		4,987,556
Comcast Corp.
1/3/05	2.59	1,000,000		999,856
1/18/05	2.67	3,000,000		2,996,232
DaimlerChrysler NA Holding Corp.
1/24/05	2.56	2,000,000		1,996,729
1/25/05	2.58	5,000,000		4,991,433
Dominion Resources, Inc.
1/12/05	2.44	700,000		699,478
Dorada Finance, Inc.
3/10/05	2.04 (a)	5,000,000		4,980,922
3/14/05	2.03 (a)	15,000,000		14,939,700
Dresdner U.S. Finance, Inc.
1/24/05	1.98	5,000,000		4,993,715
Ford Motor Credit Co.
1/6/05	2.63	4,000,000		3,998,539
1/13/05	2.51	10,000,000		9,991,667
General Electric Capital Corp.
2/1/05	1.90	15,000,000		14,975,717
2/11/05	1.87	10,000,000		9,978,931
Grampian Funding Ltd.
2/10/05	1.97	10,000,000		9,978,333
4/8/05	2.45	5,000,000		4,967,263
4/19/05	2.20	10,000,000		9,934,600
6/20/05	2.72	5,000,000		4,936,722
John Deere Capital Corp.
1/14/05	2.43	1,000,000		999,123
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value (Note 1)
Jupiter Securitization Corp.
6/20/05	2.70%	$ 10,629,000		$ 10,495,488
Kellogg Co.
1/10/05	2.42	500,000		499,698
Motown Notes Program
1/18/05	2.22	5,000,000		4,994,782
2/1/05	2.16	5,000,000		4,990,743
2/7/05	2.27	19,000,000		18,955,867
Nordea North America, Inc.
5/23/05	2.53	15,000,000		14,852,083
Paradigm Funding LLC
1/7/05	2.30 (b)	5,000,000		4,999,925
2/24/05	1.94	15,000,000		14,956,800
Park Granada LLC
2/8/05	2.25	10,000,000		9,976,356
Westpac Capital Corp.
3/2/05	2.31	10,250,000		10,210,879
TOTAL COMMERCIAL PAPER			246,103,559
Federal Agencies - 19.6%

Fannie Mae - 7.3%
Agency Coupons - 7.3%
2/15/05	1.40	5,000,000		5,000,000
2/25/05	1.40	25,000,000		25,000,000
3/29/05	1.40	15,000,000		15,000,000
5/4/05	1.54	20,000,000		20,000,000
5/13/05	1.59	20,000,000		20,000,000
5/16/05	1.63	5,000,000		5,000,000
6/3/05	1.84	5,000,000		5,000,000
9/12/05	2.31	10,000,000		10,000,000
				105,000,000
Federal Home Loan Bank - 12.3%
Agency Coupons - 12.3%
2/25/05	1.40	15,000,000		15,000,000
2/25/05	1.82	5,000,000		4,996,906
3/11/05	1.44	35,000,000		35,000,000
4/1/05	1.40	55,000,000		54,999,999
4/1/05	1.45	10,240,000		10,238,768
4/27/05	1.30	10,000,000		10,000,000
4/27/05	1.74	5,000,000		4,993,134
4/28/05	1.35	5,000,000		5,000,000
4/29/05	2.03	5,000,000		4,989,167
5/2/05	1.92	5,000,000		4,991,020
5/3/05	1.37	20,000,000		20,000,000
5/16/05	1.65	5,000,000		5,000,000
				175,208,994
TOTAL FEDERAL AGENCIES			280,208,994
Master Notes - 4.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
1/3/05	2.88% (e)	$ 10,000,000		$ 9,998,404
1/3/05	2.92 (e)	4,000,000		3,999,353
Goldman Sachs Group, Inc.
1/10/05	2.06 (b)(e)	7,000,000		7,000,000
2/28/05	2.43 (b)(e)	36,000,000		36,000,000
4/12/05	2.12 (e)	5,000,000		5,000,000
TOTAL MASTER NOTES			61,997,757
Medium-Term Notes - 21.2%

American Express Credit Corp.
1/5/05	2.38 (b)	10,000,000		10,000,822
Bank of New York Co., Inc.
1/27/05	2.44 (a)(b)	15,000,000		15,000,000
Bank of Scotland Treasury Services PLC
3/14/05	2.53 (a)(b)	10,000,000		10,001,272
Bayerische Landesbank Girozentrale
2/19/05	2.30 (b)	15,000,000		15,000,000
BellSouth Telecommunications
3/4/05	2.50 (b)	5,000,000		5,000,000
Citigroup Global Markets Holdings, Inc.
3/7/05	2.50 (b)	5,000,000		5,002,442
Countrywide Home Loans, Inc.
1/18/05	2.14 (b)	10,000,000		9,998,834
Descartes Funding Trust
1/18/05	2.40 (b)	5,000,000		5,000,000
General Electric Capital Corp.
1/10/05	2.46 (b)	25,000,000		25,000,000
1/17/05	2.51 (b)	20,000,000		20,000,000
HBOS Treasury Services PLC
3/24/05	2.55 (b)	20,000,000		20,000,000
Morgan Stanley
1/3/05	2.37 (b)	2,000,000		2,000,000
1/4/05	2.33 (b)	5,000,000		5,000,000
1/18/05	2.40 (b)	5,000,000		5,000,000
1/18/05	2.52 (b)	25,000,000		25,004,623
1/27/05	2.43 (b)	11,000,000		11,000,385
National City Bank
3/1/05	2.32 (b)	10,000,000		9,998,759
RACERS
1/24/05	2.41 (a)(b)	15,000,000		15,000,000
SBC Communications, Inc.
6/5/05	2.39 (a)	4,000,000		4,028,398
SouthTrust Bank, Alabama
2/2/05	2.23 (b)	25,000,000		25,008,583
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value (Note 1)
Verizon Global Funding Corp.
3/15/05	2.60% (b)	$ 50,000,000		$ 50,000,242
Westpac Banking Corp.
3/14/05	2.39 (b)	10,000,000		9,998,640
TOTAL MEDIUM-TERM NOTES			302,043,000
Short-Term Notes - 5.8%

Jackson National Life Insurance Co.
1/3/05	2.15 (b)(e)	7,000,000		7,000,000
Metropolitan Life Insurance Co.
1/3/05	2.20 (b)(e)	10,000,000		10,000,000
1/28/05	2.46 (a)(b)	5,000,000		5,000,000
2/1/05	2.32 (b)(e)	5,000,000		5,000,000
Monumental Life Insurance Co.
1/1/05	2.42 (b)(e)	5,000,000		5,000,000
1/1/05	2.45 (b)(e)	5,000,000		5,000,000
New York Life Insurance Co.
1/3/05	2.14 (b)(e)	30,000,000		30,000,000
Pacific Life Insurance Co.
3/11/05	2.62 (b)(e)	5,000,000		5,000,000
Transamerica Occidental Life Insurance Co.
2/1/05	2.33 (b)(e)	10,000,000		10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 1.9%

New York State Hsg. Fin. Svc. Contract Rev. Series 2003 H, 2.45%, LOC Dexia Cr. Local de France, VRDN (b)		11,000,000		11,000,000
San Jose Redev. Agcy. Rev. Series A, 2.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)		11,250,000		11,250,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 2.4% tender 1/5/05, CP mode		5,200,000		5,200,000
TOTAL MUNICIPAL SECURITIES			27,450,000
Repurchase Agreements - 8.9%
	Maturity Amount		Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 12/31/04 due 1/3/05 At 2.32%)	$ 98,019		$ 98,000
With:
Banc of America Securities LLC At 2.37%, dated 12/31/04 due 1/3/05 (Collateralized by Commercial Paper Obligations with principal amounts of $15,320,717, 2.44%, 1/19/05)	15,002,963		15,000,000
Goldman Sachs & Co. At:
2.41%, dated 12/31/04 due 1/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $2,003,978, 4.88%, 1/12/38)	2,000,402		2,000,000
2.43%, dated 11/22/04 due 2/18/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $25,084,688, 5.25% - 7.14%, 12/15/12 - 2/25/44) (b)(d)	20,118,800		20,000,000
J.P. Morgan Securities, Inc. At 2.38%, dated 12/15/04 due 2/3/05 (Collateralized by Corporate Obligations with principal amounts of $25,120,000, 6.05% - 7.38%, 6/20/08 - 2/15/24)	24,079,333		24,000,000
Lehman Brothers, Inc. At 2.43%, dated 12/31/04 due 1/3/05 (Collateralized by Equity Securities valued at $24,639,109)	23,004,658		23,000,000
Repurchase Agreements - continued
	Maturity Amount		Value (Note 1)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith At 2.46%, dated 11/8/04 due 2/1/05 (Collateralized by Corporate Obligations with principal amounts of $24,810,000, 6.85%, 5/1/29) (b)(d)	$ 23,133,592		$ 23,000,000
Morgan Stanley & Co. At 2.38%, dated 12/15/04 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $26,590,879, 3.9% - 6.13%, 8/25/32 - 8/25/34)	20,066,111		20,000,000
TOTAL REPURCHASE AGREEMENTS		127,098,000
TOTAL INVESTMENT PORTFOLIO - 100.6%			1,436,262,583
NET OTHER ASSETS - (0.6)%			(9,009,474)
NET ASSETS - 100%			$ 1,427,253,109
Total Cost for Federal Income Tax Purposes			$ 1,436,262,583
Security Type Abbreviations
CP	-	Commercial Paper
VRDN	-	Variable Rate Demand Note
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to 68,950,292 or 4.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $138,997,758 or 9.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
General Motors Acceptance Corp. Mortgage Credit: 2.88%, 1/3/05	12/1/04	$ 9,998,404
2.92%, 1/3/05	12/1/04	$ 3,999,353
Goldman Sachs Group, Inc.: 2.06%, 1/10/05	7/8/04	$ 7,000,000
2.12%, 4/12/05	9/14/04	$ 5,000,000
2.43%, 2/28/05	8/26/04	$ 36,000,000
Jackson National Life Insurance Co. 2.15%, 1/3/05	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 2.2%, 1/3/05	3/26/02	$ 10,000,000
2.32%, 2/1/05	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 2.42%, 1/1/05	9/17/98	$ 5,000,000
2.45, 1/1/05	3/12/99	$ 5,000,000
New York Life Insurance Co. 2.14%, 1/3/05	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co 2.62%, 3/11/05	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 2.33%, 2/1/05	4/28/00	$ 10,000,000
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $284,000 of which $109,000 and $175,000 will expire on December 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004
Assets
Investment in securities, at value (including repurchase agreements of $127,098,000) (cost $1,436,262,583) - See accompanying schedule		$ 1,436,262,583
Cash		181,340
Receivable for fund shares sold		1,447,892
Interest receivable		3,372,555
Prepaid expenses		6,391
Other affiliated receivables		740
Other receivables		10
Total assets		1,441,271,511

Liabilities
Payable for investments purchased	$ 10,118,802
Payable for fund shares redeemed	3,382,769
Accrued management fee	234,506
Distribution fees payable	4,914
Other affiliated payables	97,414
Other payables and accrued expenses	179,997
Total liabilities		14,018,402

Net Assets		$ 1,427,253,109
Net Assets consist of:
Paid in capital		$ 1,427,486,892
Undistributed net investment income		49,905
Accumulated undistributed net realized gain (loss) on investments		(283,688)
Net Assets		$ 1,427,253,109

Initial Class: Net Asset Value, offering price and redemption price per share ($1,392,448,817 ÷ 1,392,654,760 shares)		$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($13,905,448 ÷ 13,906,161 shares)		$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($20,898,844 ÷ 20,900,582 shares)		$ 1.00

Statement of Operations

	Year ended December 31, 2004
Investment Income
Interest		$ 24,719,517

Expenses
Management fee	$ 3,278,063
Transfer agent fees	1,109,423
Distribution fees	43,872
Accounting fees and expenses	180,343
Non-interested trustees' compensation	9,503
Custodian fees and expenses	36,714
Audit	37,379
Legal	3,797
Miscellaneous	246,179
Total expenses before reductions	4,945,273
Expense reductions	(504)	4,944,769
Net investment income		19,774,748
Net realized gain (loss) on investment securities		(174,987)
Net increase in net assets resulting from operations		$ 19,599,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,774,748	$ 23,975,974
Net realized gain (loss)	(174,987)	(133,557)
Net increase in net assets resulting from operations	19,599,761	23,842,417
Distributions to shareholders from net investment income	(19,778,361)	(23,975,974)
Share transactions - net increase (decrease)	(412,681,844)	(920,442,277)
Total increase (decrease) in net assets	(412,860,444)	(920,575,834)

Net Assets
Beginning of period	1,840,113,553	2,760,689,387
End of period (including undistributed net investment income of $49,905 and $0, respectively)	$ 1,427,253,109	$ 1,840,113,553
Other Information:
Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	830,419,484	47,818,461	22,301,596
Reinvested	19,434,528	224,941	96,802
Redeemed	(1,274,668,391)	(53,743,207)	(4,566,058)
Net increase (decrease)	(424,814,379)	(5,699,805)	17,832,340

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	6,056,411,700	54,027,987	82,930,007
Reinvested	23,602,029	128,154	208,645
Redeemed	(6,967,511,919)	(42,565,009)	(127,673,871)
Net increase (decrease)	(887,498,190)	11,591,132	(44,535,219)

Distributions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 19,434,556	$ 247,002	$ 96,803
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,625,076	$ 137,269	$ 213,629

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.010	.017	.041	.062
Distributions from net investment income	(.012)	(.010)	(.017)	(.041)	(.062)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.21%	1.00%	1.69%	4.18%	6.30%
Ratios to Average Net Assets C
Expenses before expense reductions	.29%	.29%	.29%	.28%	.33%
Expenses net of voluntary waivers, if any	.29%	.29%	.29%	.28%	.33%
Expenses net of all reductions	.29%	.29%	.29%	.28%	.33%
Net investment income	1.18%	1.00%	1.68%	3.99%	6.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,392,449	$ 1,817,440	$ 2,705,069	$ 2,753,379	$ 2,233,342

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.009	.016	.040	.031
Distributions from net investment income	(.011)	(.009)	(.016)	(.040)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.10%	.90%	1.61%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40%	.38%	.39%	.39%	.47% A
Expenses net of voluntary waivers, if any	.40%	.38%	.39%	.39%	.45% A
Expenses net of all reductions	.40%	.38%	.39%	.39%	.45% A
Net investment income	1.08%	.91%	1.58%	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,905	$ 19,606	$ 8,017	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.007	.014	.039	.058
Distributions from net investment income	(.009)	(.007)	(.014)	(.039)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.95%	.75%	1.45%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55%	.54%	.54%	.55%	.96% A
Expenses net of voluntary waivers, if any	.55%	.54%	.54%	.55%	.60% A
Expenses net of all reductions	.55%	.54%	.54%	.55%	.60% A
Net investment income	.93%	.75%	1.43%	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,899	$ 3,068	$ 47,604	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Certain funds may invest in affiliated fixed income and money market central funds (underlying funds) managed by affiliates of Fidelity Management & Research Company (FMR). Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds and underlying funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including underlying funds, are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including purchases and sales of the underlying funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions for income tax purposes. Large, non-recurring dividends recognized by the funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Reclassification of Financial Information. As the result of a correction made for Mid Cap Portfolio in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. Net investment loss for the fund decreased by $669,090, with a corresponding decrease to net realized gain. The reclassification has no impact on total net assets or total return of the fund.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

For Money Market Portfolio and Investment Grade Bond Portfolio, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distribution from net investment income and realized gains are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. There were no significant book-to-tax differences during the period for the Money Market Portfolio. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, non-taxable dividends, net operating losses, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asset Manager: Growth	$ 290,518,932	$ 41,086,675	$ (12,210,961)	$ 28,875,714
Balanced	330,350,599	41,868,386	(6,030,299)	35,838,087
Growth & Income	1,454,054,880	251,148,239	(54,167,320)	196,980,919
Growth Opportunities	580,239,414	165,058,633	(9,887,045)	155,171,588
Investment Grade Bond	1,847,686,450	30,842,152	(5,060,033)	25,782,119
Mid Cap	2,884,816,139	1,164,223,599	(20,489,077)	1,143,734,522
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Asset Manager: Growth	$ 7,055,920	$ -	$ (68,821,848)
Balanced	8,901,487	-	(11,446,067)
Growth & Income	22,456,038	-	(160,503,421)
Growth Opportunities	6,118,258	-	(265,681,565)
Investment Grade Bond	68,789,164	24,161,221	-
Mid Cap	-	68,763,219	-

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2004
	Ordinary Income	Long-term Capital Gains	Total
Asset Manager: Growth	$ 7,897,225	$ -	$ 7,897,225
Balanced	6,988,389	-	6,988,389
Growth & Income	12,447,351	-	12,447,351
Growth Opportunities	3,865,122	-	3,865,122
Investment Grade Bond	97,273,775	17,608,424	114,882,199
December 31, 2003
	Ordinary Income	Long-term Capital Gains	Total
Asset Manager: Growth	$ 8,995,679	$ -	$ 8,995,679
Balanced	7,974,845	-	7,974,845
Growth & Income	12,772,749	-	12,772,749
Growth Opportunities	4,842,328	-	4,842,328
Investment Grade Bond	101,912,282	9,272,230	111,184,512
Mid Cap	5,082,393	-	5,082,393

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable funds' Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. A fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, each applicable fund will receive a payment from the counterparty. To the extent it is less, each applicable fund will make a payment to the counterparty. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Each applicable fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively .

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Asset Manager: Growth	137,932,727	172,380,243
Balanced	65,426,083	83,095,686
Growth & Income	420,135,989	322,208,324
Growth Opportunities	462,835,321	533,581,152
Investment Grade Bond	221,392,385	326,031,847
Mid Cap	2,400,817,321	1,622,172,637

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio, the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $1,173,053 or an annual rate of.07% of the fund's average net assets.

For the period, each fund's total annual management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%
Balanced	.42%
Growth & Income	.47%
Growth Opportunities	.58%
Investment Grade Bond	.43%
Mid Cap	.57%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 6,290	$ 16,930	$ 23,220
Balanced	21,241	82,529	103,770
Growth & Income	377,024	1,085,899	1,462,923
Growth Opportunities	215,230	146,444	361,674
Investment Grade Bond	36,362	365,989	402,351
Mid Cap	665,057	3,940,232	4,605,289
Money Market	22,272	21,600	43,872

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses were as follows:

Asset Manager: Growth
Initial Class	$ 217,846
Service Class	6,137
Service Class 2	8,819
$ 232,802
Balanced
Initial Class	$ 198,193
Service Class	15,788
Service Class 2	24,958
$ 238,939

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Growth & Income
Initial Class	$ 489,424
Service Class	252,242
Service Class 2	297,002
$ 1,038,668
Growth Opportunities
Initial Class	$ 312,303
Service Class	147,098
Service Class 2	47,905
$ 507,306
Investment Grade Bond
Initial Class	$ 952,891
Service Class	25,231
Service Class 2	104,884
$ 1,083,006
Mid Cap
Initial Class	$ 517,432
Service Class	449,572
Service Class 2	1,077,978
$ 2,044,982
Money Market
Initial Class	$ 1,087,334
Service Class	15,939
Service Class 2	6,150
$ 1,109,423

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) or Fidelity Management and Research Co., Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market central funds seek preservation of capital and current income. The Floating Rate Central Investment Portfolio seeks a high level of current income. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation. The central funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 765,242
Balanced	664,370
Growth & Income	2,003,509
Growth Opportunities	367,174
Investment Grade Bond	3,767,633
Mid Cap	803,656

Market value of securities delivered on an in-kind basis, in a non-taxable exchange, for 227,807 shares of the Fidelity High Income Central Investment Portfolio 1 aggregated $22,780,664 during the period for Asset Manager: Growth Portfolio.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Asset Manager: Growth	$ 2,773
Balanced	4,134
Growth & Income	28,868
Growth Opportunities	24,963
Mid Cap	171,170

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Each applicable fund's activity in this program during the period was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Mid Cap	Borrower	$ 11,369,500	1.12%	-	$ 709
Money Market	Lender	8,038,737	1.25%	$ 5,311	-

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction
Asset Manager: Growth	$ 37,214	$ 863
Balanced	13,097	367
Growth & Income	105,306	-
Growth Opportunities	139,311	180
Investment Grade Bond	-	3,322
Mid Cap	739,274	3,283
Money Market	-	504

8. Other Information.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Asset Manager: Growth	69%	-	-
Balanced	62%	1	22%
Growth & Income	20%	1	48%
Growth Opportunities	22%	1	44%
Investment Grade Bond	45%	1	13%
Mid Cap	19%	2	42%
Money Market	62%	1	14%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund III and the Shareholders of Mid Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid Cap Portfolio (a fund of Variable Insurance Products Fund III) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Mid Cap Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2005

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund and the Shareholders of Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (a fund of Variable Insurance Products Fund) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund III and Shareholders of Growth Opportunities Portfolio:

We have audited the accompanying statements of assets and liabilities of Growth Opportunities Portfolio (the Fund), fund of Variable Insurance Products III, including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Growth Opportunities Portfolio as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 14, 2005

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund II and Variable Insurance Products Fund III and Shareholders of Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio, Balanced Portfolio and Growth & Income Portfolio:

We have audited the accompanying statements of assets and liabilities of Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio, Balanced Portfolio and Growth & Income Portfolio (the Funds), funds of Variable Insurance Products III, including the portfolios of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio, Balanced Portfolio and Growth & Income Portfolio as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2005

Annual Report

Fidelity Floating Rate Central Investment Portfolio

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)*
	Principal Amount	Value	% of Fund's Net Assets
General Growth Properties, Inc. Tranche B, term loan 4.53% 11/12/08	$ 6,000,000	$ 6,015,000	4.8
Lake Las Vegas LLC Tranche 1, term loan 5.1197% 11/1/09	4,310,000	4,342,325	3.5
Qwest Corp. Tranche A, term loan 7.39% 6/30/07	4,000,000	4,170,000	3.3
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11	4,000,000	4,050,000	3.2
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.1033% 9/9/10	3,993,293	4,043,209	3.2
El Paso Corp. Credit-Linked Deposit 5.15% 11/22/09	4,000,000	4,030,000	3.2
Marina District Finance Co., Inc. term loan 3.93% 10/14/11	4,000,000	4,030,000	3.2
R.H. Donnelley Corp. Tranche B2, term loan 4.3086% 6/30/11	3,965,788	4,005,446	3.2
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10	4,000,000	4,000,000	3.2
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10	3,989,975	3,999,975	3.2
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.67% 10/9/06	3,666,667	3,666,667	2.9
Smurfit-Stone Container Enterprises, Inc. Tranche B, term loan 4.5208% 11/1/11	3,489,621	3,537,603	2.8
Vicar Operating, Inc. Tranche F, term loan 4.1875% 9/30/08	3,100,000	3,119,375	2.5
RailAmerica, Inc. term loan 4.375% 9/29/11	3,000,000	3,052,500	2.4
Constellation Brands, Inc. Tranche B, term loan 4.5866% 12/22/11	3,000,000	3,037,500	2.4
Texas Genco LLC term loan 4.48% 12/14/11	3,000,000	3,033,750	2.4
Lamar Media Corp. Tranche C, term loan 4.0625% 6/30/10	3,000,000	3,030,000	2.4
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11	3,000,000	3,007,500	2.4
HCA, Inc. term loan 3.42% 11/9/09	3,000,000	2,992,500	2.4
Charter Communication Operating LLC Tranche A, term loan 5.13% 4/27/10	3,000,000	2,981,250	2.4
Century Cable Holdings LLC Tranche B, term loan 7.25% 6/30/09	3,000,000	2,977,500	2.4
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08	2,800,000	2,842,000	2.3
Iron Mountain, Inc. Tranche R, term loan 4.1875% 4/2/11	2,500,000	2,512,500	2.0
NRG Energy, Inc. term loan 4.95% 12/24/11	2,193,750	2,193,750	1.8
Valor Telecommunications Enterprises LLC Tranche 2, term loan 10.0815% 11/10/11	2,000,000	2,060,000	1.6
AM General LLC Tranche B1, term loan 6.759% 11/1/11	2,000,000	2,040,000	1.6
Simmons Bedding Co. Tranche C, term loan 4.0535% 12/19/11	2,000,000	2,030,000	1.6
Herbalife International, Inc. term loan 4.58% 12/21/10	2,000,000	2,027,500	1.6
Reliant Energy, Inc. term loan 4.795% 4/30/10	2,000,000	2,025,000	1.6
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.4% 11/9/11	2,000,000	2,015,000	1.6
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08	2,000,000	2,010,000	1.6
Community Health Systems, Inc. term loan 4.15% 8/19/11	1,995,000	2,004,975	1.6
Nextel Communications, Inc. Tranche E, term loan 4.6875% 12/15/10	1,994,962	1,996,209	1.6
NRG Energy, Inc. Credit-Linked Deposit 4.325% 12/24/11	1,706,250	1,708,383	1.4
Domino's, Inc. term loan 4.3125% 6/25/10	1,632,486	1,650,852	1.3
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11	1,220,000	1,226,100	1.0
Smurfit-Stone Container Enterprises, Inc. Tranche C, term loan 4.3958% 11/1/11	1,073,729	1,088,493	0.9
Georgia-Pacific Corp. term loan 3.4647% 7/2/09	1,000,000	998,750	0.8
Cooper Standard Auto, Inc. Tranche C, term loan 6.25% 12/23/11	616,667	624,375	0.5
Landry's Seafood Restaurants, Inc. term loan 4.5276% 12/28/10	465,000	469,650	0.4
Smurfit-Stone Container Enterprises, Inc. Credit-Linked Deposit 2.4% 11/1/10	436,650	442,654	0.4
Cooper Standard Auto, Inc. Tranche B, term loan 6.25% 12/23/11	383,333	388,125	0.3
* The fund commenced operations on December 15, 2004 and holds 42 securities, excluding cash equivalents, which represent 88.9% of the fund's net assets.

Annual Report

Fidelity High Income Central Investment Portfolio 1

December 31, 2004 (Unaudited)

Top Fifty Holdings (excluding cash equivalents)
	Principal Amount	Value	% of Fund's Net Assets
Ship Finance International Ltd. 8.5% 12/15/13	$ 17,800,000	$ 18,333,983	1.7
Invensys PLC 9.875% 3/15/11	11,735,000	12,673,800	1.2
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,504,800	1.1
Micron Technology, Inc. 6.5% 9/30/05	11,761,905	11,732,500	1.1
General Maritime Corp. 10% 3/15/13	9,940,000	11,431,000	1.1
EchoStar DBS Corp. 5.75% 10/1/08	10,505,000	10,662,575	1.0
Celestica, Inc. 7.875% 7/1/11	9,430,000	10,090,100	0.9
Millicom International Cellular SA 10% 12/1/13	8,805,000	9,201,225	0.8
Western Financial Bank 9.625% 5/15/12	8,060,000	9,188,400	0.8
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,497,125	0.8
OMI Corp. 7.625% 12/1/13	7,645,000	8,180,150	0.8
TFM SA de CV yankee 11.75% 6/15/09	8,030,000	8,150,450	0.8
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14	7,120,000	7,974,400	0.7
Compass Minerals International, Inc. 0% 6/1/13	9,175,000	7,431,750	0.7
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	7,067,625	0.7
The Reader's Digest Association, Inc. 6.5% 3/1/11	6,610,000	6,907,450	0.6
Qwest Capital Funding, Inc. 7.25% 2/15/11	7,055,000	6,772,800	0.6
Wyndham International, Inc. term loan 7.125% 6/30/06	6,739,515	6,756,364	0.6
Hanover Compressor Co. 0% 3/31/07	7,660,000	6,664,200	0.6
NRG Energy, Inc. 8% 12/15/13	5,998,000	6,545,318	0.6
MGM MIRAGE 6% 10/1/09	6,360,000	6,519,000	0.6
KB Home 7.75% 2/1/10	6,055,000	6,509,125	0.6
Norske Skog Canada Ltd. 8.625% 6/15/11	6,065,000	6,489,550	0.6
Tenet Healthcare Corp. 6.375% 12/1/11	6,995,000	6,435,400	0.6
Millennium America, Inc. 9.25% 6/15/08	5,690,000	6,429,700	0.6
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	5,980,000	6,398,600	0.6
Mohegan Tribal Gaming Authority 6.375% 7/15/09	6,185,000	6,393,744	0.6
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	5,920,000	6,312,200	0.6
Huntsman LLC 9.32% 7/15/11	5,660,000	6,310,900	0.6
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,214,275	0.6
General Growth Properties, Inc.:
Tranche B, term loan 4.53% 11/12/08	6,100,000	6,115,250	0.6
Tranche A, term loan 4.53% 11/12/07	6,100,000	6,100,000	0.6
Berry Plastics Corp. 10.75% 7/15/12	5,310,000	6,066,675	0.6
Astoria Energy LLC term loan 7.1882% 4/15/12	5,890,000	6,007,800	0.6
Levi Strauss & Co. 12.25% 12/15/12	5,370,000	5,960,700	0.5
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08	6,050,000	5,944,125	0.5
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,938,500	0.5
CDRV Investors, Inc. 0% 1/1/15	9,590,000	5,921,825	0.5
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10	5,205,000	5,881,650	0.5
Riverside Energy Center LLC term loan 6.38% 6/24/11	5,793,001	5,879,896	0.5
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,830,000	5,830,000	0.5
Asbury Automotive Group, Inc. 9% 6/15/12	5,420,000	5,704,550	0.5
Xerox Corp. 7.125% 6/15/10	5,235,000	5,653,800	0.5
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900	0.5
Range Resources Corp. 7.375% 7/15/13	5,235,000	5,601,450	0.5
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,487,000	0.5
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,050,000	5,479,250	0.5
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,477,663	0.5
Nextel Communications, Inc. 6.875% 10/31/13	4,970,000	5,392,450	0.5
Qwest Capital Funding, Inc. 7% 8/3/09	5,440,000	5,385,600	0.5
Top 50 Holdings as a Percentage of Fund's Net Assets - 33.6%

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-5429.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1981, 1988 or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), and Variable Insurance Products Fund III (1994). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Growth & Income (2001), VIP Growth Opportunities (2001), VIP Investment Grade Bond (2001), VIP Mid Cap (2001), and VIP Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993 or 1994

Trustee of Variable Insurance Products Fund (1993), Variable Insurance Products Fund II (1993), and Variable Insurance Products Fund III (1994). Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001 or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), and Variable Insurance Products Fund III (2002). Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (45)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager: Growth, VIP Balanced, and VIP Growth & Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

John B. McDowell (46)

Year of Election or Appointment: 2002

Vice President of VIP Growth Opportunities and VIP Mid Cap. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Charles S. Morrison (44)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager: Growth and VIP Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Thomas J. Allen (44)

Year of Election or Appointment: 2003

Vice President of VIP Mid Cap. Mr. Allen also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Allen managed a variety of Fidelity funds. Mr. Allen also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Bettina Doulton (40)

Year of Election or Appointment: 2000

Vice President of VIP Growth Opportunities. Ms. Doulton also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Doulton managed a variety of Fidelity funds. Ms. Doulton also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Richard C. Habermann (64)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds. Mr. Habermann also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Charles A. Mangum (40)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager: Growth. Mr. Magnum also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mangum managed a variety of Fidelity funds. Mr. Mangum also serves as Vice President of FMR and FMR Co., Inc. (2001).

Christine McConnell (46)

Year of Election or Appointment: 2000

Vice President of VIP Asset Manager: Growth. Ms. McConnell also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. McConnell managed a variety of Fidelity funds. Ms. McConnell also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

James Kim Miller (41)

Year of Election or Appointment: 2004

Vice President of VIP Asset Manager: Growth. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller managed a variety of Fidelity funds.

Ford E. O'Neil (42)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Louis Salemy (43)

Year of Election or Appointment: 2000 or 2002

Vice President of VIP Balanced (2000) and VIP Growth & Income (2002). Mr. Salemy also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy managed a variety of Fidelity funds. Mr. Salemy also serves as Vice President of FMR (2000) and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present); and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Ms. Reynolds also serves as President,Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986

Assistant Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Balanced
Initial Class	2/11/05	2/11/05	$.365	$.01
Service Class	2/11/05	2/11/05	$.350	$.01
Service Class 2	2/11/05	2/11/05	$.335	$.01
Investment Grade Bond
Initial Class	2/11/05	2/11/05	$.480	$.29
Service Class	2/11/05	2/11/05	$.475	$.29
Service Class 2	2/11/05	2/11/05	$.460	$.29
Mid Cap
Initial Class	2/11/05	2/11/05	-	$.51
Service Class	2/11/05	2/11/05	-	$.51
Service Class 2	2/11/05	2/11/05	-	$.51

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Balanced	7.64%
Investment Grade Bond	7.80%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Asset Manager: Growth
Initial Class	45%
Service Class	46%
Service Class 2	48%
Balanced
Initial Class	36%
Service Class	37%
Service Class 2	40%
Growth & Income
Initial Class	100%
Service Class	100%
Service Class 2	100%
Growth Opportunities
Initial Class	100%
Service Class	100%
Service Class 2	100%

The funds will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	15,331,508,529.96	81.853
Against	2,429,553,894.02	12.972
Abstain	969,378,618.94	5.175
TOTAL	18,730,441,042.92	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	17,770,642,454.98	94.876
Withheld	959,798,587.94	5.124
TOTAL	18,730,441,042.92	100.000
Ralph F. Cox
Affirmative	17,759,356,374.26	94.815
Withheld	971,084,668.66	5.185
TOTAL	18,730,441,042.92	100.000
Laura B. Cronin
Affirmative	17,797,888,742.24	95.021
Withheld	932,552,300.68	4.979
TOTAL	18,730,441,042.92	100.000
Dennis J. DirksB
Affirmative	17,802,602,074.45	95.046
Withheld	927,838,968.47	4.954
TOTAL	18,730,441,042.92	100.000
Robert M. Gates
Affirmative	17,784,855,823.58	94.952
Withheld	945,585,219.34	5.048
TOTAL	18,730,441,042.92	100.000
George H. Heilmeier
Affirmative	17,768,875,556.56	94.866
Withheld	961,565,486.36	5.134
TOTAL	18,730,441,042.92	100.000
Abigail P. Johnson
Affirmative	17,781,929,073.06	94.936
Withheld	948,511,969.86	5.064
TOTAL	18,730,441,042.92	100.000
Edward C. Johnson 3d
Affirmative	17,752,140,336.45	94.777
Withheld	978,300,706.47	5.223
TOTAL	18,730,441,042.92	100.000
Donald J. Kirk
Affirmative	17,772,467,361.45	94.885
Withheld	957,973,681.47	5.115
TOTAL	18,730,441,042.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	17,776,922,254.30	94.909
Withheld	953,518,788.62	5.091
TOTAL	18,730,441,042.92	100.000
Ned C. Lautenbach
Affirmative	17,804,221,564.95	95.055
Withheld	926,219,477.97	4.945
TOTAL	18,730,441,042.92	100.000
Marvin L. Mann
Affirmative	17,763,277,607.06	94.836
Withheld	967,163,435.86	5.164
TOTAL	18,730,441,042.92	100.000
William O. McCoy
Affirmative	17,758,560,162.11	94.811
Withheld	971,880,880.81	5.189
TOTAL	18,730,441,042.92	100.000
Robert L. Reynolds
Affirmative	17,806,026,904.06	95.065
Withheld	924,414,138.86	4.935
TOTAL	18,730,441,042.92	100.000
Cornelia M. SmallB
Affirmative	17,798,878,892.31	95.026
Withheld	931,562,150.61	4.974
TOTAL	18,730,441,042.92	100.000
William S. Stavropoulos
Affirmative	17,786,496,107.78	94.960
Withheld	943,944,935.14	5.040
TOTAL	18,730,441,042.92	100.000
PROPOSAL 10
To amend the fundamental investment limitation concerning lending for Money Market Portfolio.
Money Market Portfolio
	# of Votes	% of Votes
Affirmative	1,322,266,118.44	88.289
Against	69,140,366.32	4.617
Abstain	106,243,856.98	7.094
TOTAL	1,497,650,341.74	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund II shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	10,633,156,497.88	78.949
Against	2,079,333,933.24	15.439
Abstain	755,879,753.86	5.612
TOTAL	13,468,370,184.98	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	12,653,134,619.02	93.947
Withheld	815,235,565.96	6.053
TOTAL	13,468,370,184.98	100.000
Ralph F. Cox
Affirmative	12,621,475,328.63	93.712
Withheld	846,894,856.35	6.288
TOTAL	13,468,370,184.98	100.000
Laura B. Cronin
Affirmative	12,672,564,623.97	94.091
Withheld	795,805,561.01	5.909
TOTAL	13,468,370,184.98	100.000
Dennis J. Dirks B
Affirmative	100,000,000.00	00.000
Withheld	100,000,000.00	00.000
TOTAL	13,468,370,184.98	100.000
Robert M. Gates
Affirmative	12,659,421,698.29	93.994
Withheld	808,948,486.69	6.006
TOTAL	13,468,370,184.98	100.000
George H. Heilmeier
Affirmative	12,643,445,665.25	93.875
Withheld	824,924,519.73	6.125
TOTAL	13,468,370,184.98	100.000
Abigail P. Johnson
Affirmative	12,656,994,867.39	93.976
Withheld	811,375,317.59	6.024
TOTAL	13,468,370,184.98	100.000
Edward C. Johnson 3d
Affirmative	12,611,555,734.60	93.638
Withheld	856,814,450.38	6.362
TOTAL	13,468,370,184.98	100.000
Donald J. Kirk
Affirmative	12,632,695,111.23	93.795
Withheld	835,675,073.75	6.205
TOTAL	13,468,370,184.98	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	12,674,914,386.54	94.109
Withheld	793,455,798.44	5.891
TOTAL	13,468,370,184.98	100.000
Ned C. Lautenbach
Affirmative	12,679,654,480.45	94.144
Withheld	788,715,704.53	5.856
TOTAL	13,468,370,184.98	100.000
Marvin L. Mann
Affirmative	12,631,864,234.33	93.789
Withheld	836,505,950.65	6.211
TOTAL	13,468,370,184.98	100.000
William O. McCoy
Affirmative	12,627,373,668.93	93.756
Withheld	840,996,516.05	6.244
TOTAL	13,468,370,184.98	100.000
Robert L. Reynolds
Affirmative	12,676,011,492.18	94.117
Withheld	792,358,692.80	5.883
TOTAL	13,468,370,184.98	100.000
Cornelia M. Small B
Affirmative	12,673,927,441.76	94.101
Withheld	794,442,743.22	5.899
TOTAL	13,468,370,184.98	100.000
William S. Stavropoulos
Affirmative	12,650,527,834.35	93.928
Withheld	817,842,350.63	6.072
TOTAL	13,468,370,184.98	100.000
PROPOSAL 3
To amend the fundamental investment limitation concerning lending for each of Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio.
Asset Manager: Growth Portfolio
	# of Votes	% of Votes
Affirmative	243,799,684.80	82.875
Against	28,038,786.42	9.531
Abstain	22,340,251.66	7.594
TOTAL	294,178,722.88	100.000
Investment Grade Bond Portfolio
	# of Votes	% of Votes
Affirmative	1,129,407,300.23	81.883
Against	142,181,660.75	10.309
Abstain	107,701,200.55	7.808
TOTAL	1,379,290,161.53	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Proxy Voting Results

A special meeting of the Variable Insurance Products Fund III shareholders was held on December 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	4,465,365,699.61	80.317
Against	820,718,849.73	14.762
Abstain	273,620,539.56	4.921
TOTAL	5,559,705,088.90	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	5,275,527,318.06	94.889
Withheld	284,177,770.84	5.111
TOTAL	5,559,705,088.90	100.000
Ralph F. Cox
Affirmative	5,260,941,793.66	94.626
Withheld	298,763,295.24	5.374
TOTAL	5,559,705,088.90	100.000
Laura B. Cronin
Affirmative	5,275,571,233.79	94.889
Withheld	284,133,855.11	5.111
TOTAL	5,559,705,088.90	100.000
Dennis J. Dirks B
Affirmative	5,277,234,059.51	94.919
Withheld	282,471,029.39	5.081
TOTAL	5,559,705,088.90	100.000
Robert M. Gates
Affirmative	5,271,693,384.06	94.820
Withheld	288,011,704.84	5.180
TOTAL	5,559,705,088.90	100.000
George H. Heilmeier
Affirmative	5,276,712,546.15	94.910
Withheld	282,992,542.75	5.090
TOTAL	5,559,705,088.90	100.000
Abigail P. Johnson
Affirmative	5,265,412,678.20	94.707
Withheld	294,292,410.70	5.293
TOTAL	5,559,705,088.90	100.000
Edward C. Johnson 3d
Affirmative	5,252,813,997.03	94.480
Withheld	306,891,091.87	5.520
TOTAL	5,559,705,088.90	100.000
Donald J. Kirk
Affirmative	5,268,337,458.03	94.759
Withheld	291,367,630.87	5.241
TOTAL	5,559,705,088.90	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	5,278,993,264.93	94.951
Withheld	280,711,823.97	5.049
TOTAL	5,559,705,088.90	100.000
Ned C. Lautenbach
Affirmative	5,280,591,428.18	94.980
Withheld	279,113,660.72	5.020
TOTAL	5,559,705,088.90	100.000
Marvin L. Mann
Affirmative	5,266,769,335.50	94.731
Withheld	292,935,753.40	5.269
TOTAL	5,559,705,088.90	100.000
William O. McCoy
Affirmative	5,270,804,685.62	94.804
Withheld	288,900,403.28	5.196
TOTAL	5,559,705,088.90	100.000
Robert L. Reynolds
Affirmative	5,279,190,479.65	94.955
Withheld	280,514,609.25	5.045
TOTAL	5,559,705,088.90	100.000
Cornelia M. Small B
Affirmative	5,276,074,654.01	94.898
Withheld	283,630,434.89	5.102
TOTAL	5,559,705,088.90	100.000
William S. Stavropoulos
Affirmative	5,278,183,775.21	94.936
Withheld	281,521,313.69	5.064
TOTAL	5,559,705,088.90	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity International Investment Advisors
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, Investment Grade Bond, Mid Cap
and Money Market Portfolios

Fidelity International Investment Advisors (U.K.) Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, Investment Grade Bond, Mid Cap
and Money Market Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPGRP2-ANN-0205
1.768593.103

Item 2. Code of Ethics

As of the end of the period, December 31, 2004, Variable Insurance Products II: Investment Grade Bond Portfolio has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of VIP Insurance Products II: Investment Grade Bond Portfolio has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the funds of Variable Insurance Products II (the trust): Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, and Investment Grade Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Asset Manager Portfolio	$39,000	$64,000
Asset Manager: Growth Portfolio	$34,000	$47,000
Contrafund Portfolio	$41,000	$47,000
Index 500 Portfolio	$32,000	$28,000
Investment Grade Portfolio	$37,000	$44,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,300,000	$4,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Contrafund Portfolio	$0	$0
Index 500 Portfolio	$0	$0
Investment Grade Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Asset Manager Portfolio	$3,900	$3,700
Asset Manager: Growth Portfolio	$4,200	$4,100
Contrafund Portfolio	$4,200	$4,000
Index 500 Portfolio	$4,200	$4,000
Investment Grade Portfolio	$4,000	$3,900
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Asset Manager Portfolio	$0	$0
Asset Manager: Growth Portfolio	$0	$0
Contrafund Portfolio	$0	$0
Index 500 Portfolio	$0	$0
Investment Grade Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
Deloitte Entities	$850,000	$150,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Asset Manager Portfolio	0%
Asset Manager: Growth Portfolio	0%
Contrafund Portfolio	0%
Index 500 Portfolio	0%
Investment Grade Portfolio	0%

(g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by Deloitte Entities of $1,400,000A and $1,350,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$900,000	$150,000
Non-Covered Services	$500,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Variable Insurance Products II: Investment Grade Bond Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that Variable Insurance Products II: Investment Grade Bond Portfolio's (the fund) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 24, 2005